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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2008

Date of reporting period:	5/31/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.5%
CALIFORNIA — 91.7%
CA ABAG Finance Authority for Nonprofit Corporations
	Miramar Apartments,
	Series 2000 A, AMT,
	Guarantor: FNMA
	1.600% 03/15/33(a)	15,000,000	15,000,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	1.660% 06/01/19(b)	5,740,000	5,740,000
CA Access to Loans for Learning Student Loan Corp.
	Series 2001 A-1, AMT,
	LOC: State Street Bank & Trust Co.
	2.450% 07/01/12(b)	20,000,000	20,000,000
	Series 2001 A-2, AMT,
	LOC: State Street Bank & Trust Co.
	2.450% 07/01/34(b)	6,500,000	6,500,000
	Series 2004 A-7, AMT,
	LOC: DEPFA Bank PLC
	2.450% 01/01/39(b)	40,000,000	40,000,000
	Series 2004 A-8, AMT,
	SPA: DEPFA Bank PLC
	2.450% 01/01/39(b)	38,300,000	38,300,000
	Series 2004 A-9, AMT,
	SPA: DEPFA Bank PLC
	2.450% 01/01/39(b)	13,250,000	13,250,000
CA Affordable Housing Agency
	RHA Properties,
	Series 2003 A,
	Guarantor: FNMA
	1.320% 09/15/33(b)	4,775,000	4,775,000
CA Alameda County Industrial Development Authority
	Jeta LLC,
	Series 2004 A, AMT,
	LOC: Comerica Bank
	1.770% 04/01/34(b)	1,000,000	1,000,000
	OZ Enterprises LLC,
	Series 2005, AMT,
	LOC: Comerica Bank
	1.770% 08/01/35(b)	4,500,000	4,500,000
	Segale Family Trust,
	Series 2002, AMT,
	LOC: Bank of the West
	1.770% 10/01/32(b)	2,140,000	2,140,000
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: Bank of the West
	LOC: BNP Paribas
	1.750% 11/01/26(b)	5,100,000	5,100,000
CA Alameda County Joint Powers Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.640% 12/01/34(b)	7,720,000	7,720,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Alameda Public Financing Authority
	Series 2003 A,
	LOC: Union Bank of CA N.A.,
	LOC: California State Teachers’ Retirement System
	1.630% 12/01/33(b)	5,970,000	5,970,000
CA Anaheim Public Financing Authority
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	1.630% 10/01/37(b)	7,000,000	7,000,000
CA Anaheim Union High School District
	Series 1999,
	SPA: First Union National Bank
	1.650% 09/01/29(b)	1,185,000	1,185,000
CA Azusa Unified School District
	1.650% 06/01/21(b)	3,000,000	3,000,000
	Series 2002,
	SPA: Dexia Credit Local
	1.650% 03/01/36(b)	4,135,000	4,135,000
	Series 2004,
	SPA: Dexia Credit Local
	1.650% 06/01/38(b)	1,700,000	1,700,000
CA Bay Area Toll Authority
	Series 2001 C,
	SPA: Lloyds Bank
	2.350% 04/01/25(b)	20,100,000	20,100,000
CA BB&T Municipal Trust
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Branch Banking & Trust
	1.630% 09/01/26(b)	9,065,000	9,065,000
CA Carlsbad Unified School District Certificates of Participation
	Series 2001:
	Insured: FSA,
	SPA: First Union National Bank
	1.650% 09/01/24(b)	3,250,000	3,250,000
	SPA: First Union National Bank:
	1.650% 09/01/14(b)	3,050,000	3,050,000
	1.650% 09/01/32(b)	8,400,000	8,400,000
CA Central Basin Municipal Water District
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	1.290% 08/01/21(b)	3,400,000	3,400,000
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 B,
	LOC: Dexia Credit Local
	1.290% 06/01/32(b)	8,000,000	8,000,000
	Series 2008,
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	1.720% 11/01/33(b)	4,367,500	4,367,500

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Community College Financing Authority
	Series 2007 A,
	4.500% 06/30/08	10,710,000	10,716,622
CA Contra Costa County
	Multi-Family Housing:
	Delta Square - Oxford LP,
	Series 1999 - H,
	Insured: FNMA,
	LIQ FAC: FNMA
	1.320% 10/15/29(b)	10,400,000	10,400,000
	Series 2007, AMT,
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs
	1.650% 07/01/47(b)	12,495,000	12,495,000
CA Corona-Norca Unified School District
	Series 2006,
	SPA: Dexia Credit Local
	1.650% 11/01/39(b)	12,630,000	12,630,000
CA Corona
	Multi-Family Housing,
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	1.330% 02/01/25(b)	5,935,000	5,935,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	LIQ FAC: FNMA
	1.330% 12/01/15(b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	1.330% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	1.200% 05/01/22(b)	56,655,000	56,655,000
	Series 2002 C-4,
	LOC: JPMorgan Chase Bank,
	LOC: California State Teachers’ Retirement System
	1.480% 05/01/22(b)	26,400,000	26,400,000
	Series 2007,
	LIQ FAC: JPMorgan Chase & Co.
	1.870% 05/01/11(b)	19,765,000	19,765,000
	Series 2008 J1,
	LOC : JPMorgan Chase Bank,
	LOC: CA Public Employees
	1.250% 05/01/18(b)	37,030,000	37,030,000
	Series 2008 J2,
	LOC : JPMorgan Chase Bank,
	LOC: Bank of Nova Scotia
	1.250% 05/01/18(b)	70,000,000	70,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Deutsche Bank Spears/Lifers Trust
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG:
	1.600% 06/01/27(b)	10,600,000	10,600,000
	1.600% 09/01/31(b)	13,460,000	13,460,000
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG:
	1.600% 08/01/23(b)	2,905,000	2,905,000
	1.600% 08/01/28(b)	5,585,000	5,585,000
	1.600% 12/01/30(b)	37,505,000	37,505,000
	1.600% 08/01/32(b)	7,240,000	7,240,000
	1.600% 08/01/35(b)	5,230,000	5,230,000
	1.600% 06/01/47(b)	32,985,000	32,985,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG:
	1.600% 06/01/28(b)	16,265,000	16,265,000
	1.670% 08/01/32(b)	10,275,000	10,275,000
	Insured: MBIA:
	LIQ FAC: Deutsche Bank AG:
	1.600% 08/01/29(b)	16,385,000	16,385,000
	1.600% 08/01/36(b)	5,240,000	5,240,000
	LOC: Deutsche Bank Trust Co. AG
	1.670% 09/01/36(b)	57,350,000	57,350,000
	LIQ FAC: Deutsche Bank AG:
	1.600% 08/01/31(b)	6,960,000	6,960,000
	1.600% 02/01/37(b)	16,900,000	16,900,000
	Series 2008:
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG:
	1.600% 09/01/29(b)	1,025,000	1,025,000
	1.630% 11/01/38(b)	2,715,000	2,715,000
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG
	1.600% 06/01/35(b)	3,355,000	3,355,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG:
	1.600% 07/01/31(b)	1,110,000	1,110,000
	1.600% 02/01/38(b)	5,900,000	5,900,000
	LIQ FAC: Deutsche Bank AG
	2.000% 07/01/35(b)	27,715,000	27,715,000
CA Duarte Redevelopment Agency Certificates of Participation
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	1.300% 12/01/19(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	1.300% 12/01/19(b)	7,000,000	7,000,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Dublin Unified School District
	Series 2008,
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	1.640% 08/01/26(b)	5,320,000	5,320,000
CA Eclipse Funding Trust
	Series 2006,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.
	1.650% 10/01/34(b)	5,320,000	5,320,000
	Series 2007,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.,
	1.650% 09/01/33(b)	47,590,000	47,590,000
CA Educational Facilities Authority
	Life Chiropractic College,
	Series 1999,
	LOC: Bank of the West
	1.530% 01/01/25(b)	6,000,000	6,000,000
	Series 2000 A,
	LIQ FAC: Societe Generale
	1.540% 10/01/27(b)	14,275,000	14,275,000
CA El Dorado Irrigation District & El Dorado Water Agency
	Series 2008 AD,
	LOC: Dexia Credit Local
	1.280% 03/01/36(b)	67,000,000	67,000,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Series 2001 A,
	LIQ FAC: FNMA
	1.330% 02/15/31(b)	4,395,000	4,395,000
CA Golden Gate Bridge Highway
	1.350% 06/12/08	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
	Series 2004 B,
	Insured:AMBAC,
	LIQ FAC: Goldman Sachs
	2.320% 06/01/28(b)	39,220,000	39,220,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	1.720% 06/01/45(b)	29,350,000	29,350,000
	Series 2007 2215,
	Insured:FGIC,
	LIQ FAC: Morgan Stanley Municipal Funding, Inc.
	1.720% 06/01/45(b)	25,500,000	25,500,000
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	1.720% 06/01/45(b)	9,560,000	9,560,000
	Insured: FGIC,
	LIQ FAC: Morgan Stanley
	1.720% 06/01/45(b)	11,500,000	11,500,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Insured:FGIC,
	LIQ FAC: Citigroup Financials Products
	1.600% 06/01/35(b)	31,800,000	31,800,000
	Series 2008,
	Insured: FGIC,
	LIQ FAC: Morgan Stanley:
	1.700% 06/01/38(b)	23,810,000	23,810,000
	1.720% 06/01/45(b)	51,080,000	51,080,000
CA Golden West Schools Financing Authority
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.600% 09/01/24(b)	5,675,000	5,675,000
CA Grant Joint Union High School District
	Series 2005,
	SPA: Dexia Credit Local
	1.550% 12/01/30(b)	6,100,000	6,100,000
	Series 2007,
	Insured: FSA,
	SPA: Dexia Credit Local:
	1.550% 06/01/35(b)	24,850,000	24,850,000
	1.550% 06/01/41(b)	34,600,000	34,600,000
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	LIQ FAC: FNMA
	1.630% 03/15/33(b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Adventist Health System:
	Series 1998 A,
	Insured: MBIA,
	SPA: California State Teachers’ Retirement System
	1.500% 09/01/28(b)	12,470,000	12,470,000
	Series 1998 AD,
	SPA: Californina State Teachers Retirement
	1.500% 09/01/15(b)	2,500,000	2,500,000
	Scripps Health,
	Series 2005,
	SPA: JPMorgan Chase Bank
	2.250% 10/01/19(b)	7,000,000	7,000,000
	Series 2006 C,
	1.340% 06/01/41(a)	92,900,000	92,900,000
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 11/15/34(b)	19,070,000	19,070,000
CA Housing Finance Agency
	Multi-Family Housing,
	Series 2002 A, AMT,
	SPA: FNMA
	1.640% 02/01/37(b)	8,605,000	8,605,000
	Series 2001 E, AMT,
	1.640% 02/01/36(b)	34,870,000	34,870,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2002 J, AMT,
	Insured: MBIA,
	SPA: Lloyds TSB Bank PLC
	2.750% 02/01/33(b)	6,875,000	6,875,000
	Series 2005 B, AMT,
	SPA: BNP Paribas
	1.550% 02/01/16(b)	3,260,000	3,260,000
	Series 2005 III D, AMT,
	LOC: DEPFA Bank PLC
	1.650% 02/01/38(b)	2,490,000	2,490,000
	Series 2006 F, AMT,
	SPA: Fortis Bank S.A.
	1.400% 02/01/41(b)	14,670,000	14,670,000
CA Imperial Irrigation District Revenue
	0.650% 06/12/08	33,550,000	33,550,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	LIQ FAC: FNMA
	1.330% 08/01/26(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
	Buck Institute for Age Research,
	Series 2001,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	1.400% 11/15/37(b)	37,600,000	37,600,000
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Bank of New York
	1.250% 09/01/37(b)	3,340,000	3,340,000
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	1.310% 09/01/28(b)	4,850,000	4,850,000
	Series 2005,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.650% 06/01/34(b)	5,900,000	5,900,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: Mellon Bank N.A.
	1.700% 08/01/28(b)	2,020,000	2,020,000
CA Lehman Municipal Trust Receipts
	Series 2008:
	Insured: Lehman Brothers
	1.880% 11/01/32(b)	3,000,000	3,000,000
	LIQ FAC: Lehman Brothers
	1.880% 04/01/36(b)	31,895,000	31,895,000
CA Livermore Certificates of Participation
	Series 2002,
	SPA: Dexia Credit Local
	3.400% 05/01/27(b)	8,265,000	8,265,000
	Insured: AMBAC,
	LOC: Dexia Public Finance Bank
	3.400% 10/01/30(b)	8,330,000	8,330,000
CA Livermore Redevelopment Agency
	Series 2006, AMT,
	LIQ FAC: Citigroup Financial Products
	1.740% 07/01/37(b)	22,350,000	22,350,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Loma Linda Hospital Revenue
	Series 2007 B-1,
	LOC: Union Bank
	1.400% 12/01/37(b)	31,200,000	31,200,000
CA Long Beach Bond Finance Authority
	Series 2007,
	LIQ FAC: Morgan Stanley Municipal Funding, Inc.:
	1.760% 11/15/33(b)	58,600,000	58,600,000
	1.760% 11/15/37(b)	39,375,000	39,375,000
CA Long Beach
	Series 2007,
	LIQ FAC: Morgan Stanley
	1.640% 05/15/17(b)	5,615,000	5,615,000
CA Los Angeles Airport Department
	1.400% 06/05/08	35,000,000	35,000,000
CA Los Angeles County Metropolitan Transportation Authority
	Series 2007
	LIQ FAC: Citigroup Financial Products, Inc.
	1.690% 07/01/34(b)	9,670,000	9,670,000
CA Los Angeles Department of Airports
	1.850% 06/10/08	6,000,000	6,000,000
	Series 2002 C-1,
	LOC: BNP Paribas,
	LOC: Landesbank Baden-Wurttemberg
	1.350% 05/15/20(b)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
	Series 2001 B-2,
	1.300% 07/01/34(a)	53,975,000	53,975,000
	Series 2001 B-3,
	1.150% 07/01/34(a)	10,912,000	10,912,000
	Series 2001 B-5,
	1.330% 07/01/34(a)	30,000,000	30,000,000
	Series 2002 A-2,
	LOC: National Australia Bank
	1.350% 07/01/35(a)	25,700,000	25,700,000
	Series 2002 A-4,
	1.310% 07/01/35(a)	24,050,000	24,050,000
	Series 2002 A-5:
	1.250% 07/01/34(a)	5,850,000	5,850,000
	LOC: National Australia Bank
	1.300% 07/01/35(a)	25,800,000	25,800,000
	Series 2002 A-6,
	1.350% 07/01/35(a)	28,700,000	28,700,000
	Series 2002 A-7,
	LOC: National Australia Bank
	1.310% 07/01/35(a)	5,200,000	5,200,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2002 A-8,
	1.320% 07/01/35(a)	5,200,000	5,200,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.600% 07/01/30(b)	10,000,000	10,000,000
CA Los Angeles Unified School District
	Certificates of Participation,
	Series 2005 A,
	Insured: AMBAC,
	SPA: Dexia Credit Local
	3.400% 10/01/24(b)	31,765,000	31,765,000
	Series 2003,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.600% 07/01/21(a)	11,095,000	11,095,000
	Series 2006 B,
	5.000% 07/01/08	1,900,000	1,906,253
	Series 2007,
	Insured: MBIA,
	LIQ FAC: DEPFA Bank PLC
	1.580% 07/01/25(b)	32,965,000	32,965,000
CA Los Angeles
	Multi-Family Housing Revenue,
	Playa Phase II Apartments LLC,
	Series 2000 B-II, AMT,
	LIQ FAC: FNMA
	1.650% 03/15/34(b)	13,100,000	13,100,000
	Series 2008 A,
	LOC: Bank of Nova Scotia
	1.330% 06/01/28(b)	18,000,000	18,000,000
	Series 2008 B,
	LOC: Bank of Nova Scotia
	1.430% 06/01/28(b)	12,200,000	12,200,000
CA M-S-R Public Power Agency
	Series 1998 F,
	Insured: MBIA,
	SPA: Bank One N.A.
	1.700% 07/01/22(b)	11,800,000	11,800,000
CA Manteca Redevelopment Agency
	Series 2005,
	LOC: State Street Bank & Trust Co.
	1.250% 10/01/42(b)	5,550,000	5,550,000
CA Metro Transportation
	1.400% 07/10/08	8,124,000	8,124,000
CA Metropolitan Water District of Southern California
	Waterworks Revenue,
	Series 2003 C-1,
	SPA: Dexia Credit Local
	1.350% 07/01/30(b)	17,710,000	17,710,000
CA Morgan Hill Unified School District
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.600% 08/01/25(b)	5,000,000	5,000,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Morgan Stanley Co., Inc. Trust
	Series 2007,
	LIQ FAC: Morgan Stanley
	1.640% 08/01/32(b)	24,212,000	24,212,000
CA Northern California Gas Authority No. 1
	Series 2007:
	LIQ FAC: Citibank N.A.
	1.550% 07/01/17(b)	6,930,000	6,930,000
	LIQ FAC: Goldman Sachs
	1.600% 07/01/27(b)	14,100,000	14,100,000
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.590% 07/01/27(b)	3,330,000	3,330,000
CA Northern California Power Agency Revenue
	Series 2003 A,
	Insured: MBIA,
	SPA: Dexia Credit Local
	1.530% 07/01/24(b)	23,135,000	23,135,000
	Series 2008 A,
	LOC: Dexia Credit Local
	1.290% 07/01/32(b)	11,350,000	11,350,000
CA Norwalk-La Mirada Unified School District
	Series 2006,
	SPA: Dexia Credit Local
	1.650% 04/01/33(b)	14,900,000	14,900,000
CA Oakland Joint Powers Financing Authority
	Series 2005,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	1.600% 06/15/25(b)	7,090,000	7,090,000
CA Oakland Redevelopment Agency
	Multi-Family Revenue,
	Series 2005, AMT,
	SPA: Lloyds TSB Bank PLC
	1.800% 10/01/50(b)	150,695,000	150,695,000
CA Ontario Housing Authority
	Parc Vista Ontario,
	Series 2006 B, AMT,
	LOC: National City Bank
	1.880% 12/15/40(b)	6,960,000	6,960,000
	Terrace View Ontario,
	Series 2006 A, AMT,
	LOC: National City Bank
	1.880% 12/15/40(b)	6,240,000	6,240,000
CA Orange County Apartment Development Revenue
	WLCO LF Partners,
	Series 1998 G-2,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.320% 11/15/28(b)	17,500,000	17,500,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Oxnard Financing Authority
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.600% 06/01/34(b)	9,710,000	9,710,000
CA Pajaro Valley Unified School District Certificates of Participation
	School Facilities Bridge Funding,
	Series 2000,
	Insured: FSA,
	SPA: Wachovia Bank N.A.
	1.750% 09/01/23(b)	115,000	115,000
CA Palomar Pomerado Health
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	1.850% 08/01/26(b)	9,420,000	9,420,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Allied Irish Bank PLC
	1.320% 06/01/35(b)	5,000,000	5,000,000
CA Pittsburg Redevelopment Agency Tax Allocation
	Series 2004 A,
	Insured: AMBAC,
	LOC: State Street Bank & Trust Co.
	1.250% 09/01/35(a)	6,000,000	6,000,000
CA Pleasanton Multi-Family Housing Revenue
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	LIQ FAC: FNMA
	1.600% 09/15/34(b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.720% 06/01/15(b)	5,920,000	5,920,000
	Blue Line Transfer, Inc.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.720% 08/01/14(b)	905,000	905,000
	CR&R, Inc.,
	Series 2006 A, AMT,
	LOC: Bank of the West
	1.750% 06/01/25(b)	3,920,000	3,920,000
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Pacific Capital Bank N.A.,
	LOC: Wachovia Bank N.A.
	1.720% 06/01/35(b)	5,335,000	5,335,000
	Pacific Gas & Electric Corp.,
	Series 1997 B, AMT,
	LOC: Bank One Trust N.A.
	1.450% 11/01/26(b)	11,090,000	11,090,000
	San Diego Gas & Electric Co.,
	Series 1999,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	1.660% 06/01/14(b)	24,160,000	24,160,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2000,
	LIQ FAC: Merrill Lynch Capital Services
	1.660% 06/01/14(b)	11,850,000	11,850,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	1.500% 02/01/13(b)	13,400,000	13,400,000
	Solid Waste Disposal,
	Series1998 A, AMT,
	LOC: Comerica Bank
	1.770% 03/01/18(b)	500,000	500,000
	Southdown, Inc.,
	Series 1983,
	LOC: Wachovia Bank N.A.:
	1.600% 02/15/13(b)	8,000,000	8,000,000
	1.600% 09/15/13(b)	9,400,000	9,400,000
	US Borax, Inc.,
	Series 1995 A,
	LOC: Wachovia Bank N.A.
	1.480% 06/01/10(b)	5,145,000	5,145,000
CA Puttable Floating Option Tax-Exempt Receipts
	Merrill Lynch,
	Series 2007:
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	1.600% 06/01/27(b)	7,810,000	7,810,000
	LIQ FAC: Dexia Credit Local
	1.640% 03/01/16(b)	13,420,000	13,420,000
	Series 2007, AMT:
	Guarantor: FNMA,
	LIQ FAC: Merrill Lynch Captial Services
	1.640% 08/01/34(b)	4,190,000	4,190,000
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	1.720% 11/01/24(b)	10,315,000	10,315,000
	LIQ FAC: FHLMC
	1.800% 10/01/31(b)	68,785,000	68,785,000
	SPA: Merrill Lynch Capital Services
	1.800% 12/01/46(b)	81,685,000	81,685,000
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	1.600% 02/01/18(b)	5,790,000	5,790,000
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.600% 12/01/35(b)	10,300,000	10,300,000
	Series 2008,
	Liq FAC: Merrill Lynch
	1.580% 06/15/25(b)	5,910,000	5,910,000
CA RBC Municipal Products, Inc. Trust
	Series 2008 E5,
	LIQ FAC: Royal Bank of Canada,
	LOC: Royal Bank of Canada
	1.620% 12/01/09(b)	14,000,000	14,000,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Riverside County Housing Authority
	AP II Murrieta LP,
	Series 1998 A, AMT,
	Insured: FHLMC
	1.540% 01/15/29(b)	12,600,000	12,600,000
CA Roseville
	Series 2008 A,
	LOC: Dexia Credit Local
	1.300% 02/01/35(b)	13,500,000	13,500,000
CA Rowland Unified School District
	Series 2003,
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	1.620% 08/01/31(a)	2,600,000	2,600,000
CA Sacramento County
	Multi-Family Housing,
	Series 2007 B,
	Guarantor: FNMA
	1.330% 08/15/27(b)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
	1.100% 07/10/08	7,000,000	7,000,000
	1.250% 06/04/08	60,000,000	60,000,000
	1.350% 07/09/08	60,000,000	60,000,000
CA Sacramento Suburban Water District
	Series 2004 04,
	SPA: Dexia Credit Local
	1.270% 11/01/34(b)	10,300,000	10,300,000
	Series 2008 A1,
	LOC: Dexia Credit Local
	1.280% 11/01/28(b)	3,700,000	3,700,000
	Series 2008 A2,
	LOC: Allied Irish Bank PLC
	1.290% 11/01/28(b)	3,100,000	3,100,000
CA San Bernardino County Certificates of Participation
	Series 1996,
	LOC: BNP Paribas
	1.310% 07/01/15(b)	2,300,000	2,300,000
CA San Bernardino County Housing Authority
	Multi-Family Housing Revenue:
	Indian Knoll Apartments,
	Series 1985 A,
	Guarantor: FNMA
	1.520% 05/15/31(b)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985,
	Guarantor: FNMA
	1.520% 05/15/30(b)	3,500,000	3,500,000
CA San Bernardino Flood Control District
	Series 2008,
	LOC: UBS Warburg
	1.350% 08/01/37(b)	5,500,000	5,500,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Diego County Water Authority
	1.450% 06/19/08	17,350,000	17,350,000
CA San Diego Housing Authority
	Multi-Family Housing Revenue:
	Series 2008 A, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.600% 02/15/38(b)	4,900,000	4,900,000
	Swift Real Estate Partners,
	Series 2004 C,
	Guarantor: FNMA
	1.320% 01/15/35(b)	11,915,000	11,915,000
CA San Diego Public Facilities Financing Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.610% 05/15/09(a)	78,295,000	78,295,000
	Series 2008 A,
	LIQ FAC: Societe Generale,
	LOC: Societe Generale
	1.610% 05/15/29(b)	7,320,000	7,320,000
CA San Diego Sewer Revenue
	1.600% 05/15/20(b)	4,165,000	4,165,000
CA San Francisco City & County Finance Corp.
	Series 2000 1,
	2.560% 04/01/30(a)	16,855,000	16,855,000
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing Revenue:
	Fillmore Center:
	Series 1992 B-1,
	LOC: FHLMC
	1.550% 12/01/17(b)	47,500,000	47,500,000
	Series 1992 A,
	LOC: FHLMC
	1.550% 12/01/17(b)	30,100,000	30,100,000
	Series 1992, AMT,
	LOC: FHLMC
	1.590% 12/01/17(b)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	1.630% 12/01/16(b)	6,400,000	6,400,000
CA San Francisco City & County Unified School District
	Series 2008,
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	1.640% 06/15/24(b)	1,905,000	1,905,000
CA San Joaquin County
	0.700% 08/04/08	45,500,000	45,500,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Jose Multi-Family Housing Revenue
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LOC: FHLMC
	1.770% 03/01/37(b)	7,325,000	7,325,000
	Fairfield Turnleaf Apartments,
	Series 2003 A,
	Insured: FHLMC
	1.670% 06/01/36(b)	10,960,000	10,960,000
CA San Jose
	Series 2007, AMT,
	LIQ FAC: Goldman Sachs
	1.650% 03/01/32(b)	8,125,000	8,125,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products
	1.730% 05/01/41(b)	12,350,000	12,350,000
CA San Mateo County Housing Authority
	Multi-Family Mortgage Revenue,
	Series 2006,
	SPA: Merrill Lynch Capital Services
	2.410% 11/01/09(b)	24,055,000	24,055,000
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.600% 08/01/23(a)	5,130,000	5,130,000
CA Santa Clara County Transportation Authority
	Series 1985 A,
	LOC: Credit Local de France
	3.400% 06/01/15(b)	11,600,000	11,600,000
CA Santa Rosa Housing Authority
	Multi-Family Housing Revenue,
	Series 1995 E,
	LOC: FHLMC
	1.320% 03/01/12(b)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
	Series 2005,
	Insured: AMBAC,
	SPA: BNP Paribas
	1.600% 09/01/31(b)	9,230,000	9,230,000
CA Sequoia Union High School District
	Series 2006,
	Insured: FSA,
	LIQ FAC: Merrill Lynch Capital Services
	1.600% 07/01/29(b)	7,060,000	7,060,000
CA Snowline Joint Unified School District
	Series 2007,
	SPA: Dexia Credit Local:
	1.650% 09/01/31(b)	5,800,000	5,800,000
	1.650% 09/01/40(b)	17,200,000	17,200,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Southern California Public Power Authority
	Power Project Revenue:
	Series 1991,
	Insured: AMBAC,
	LOC: Lloyds TSB Bank PLC
	1.450% 07/01/19(b)	63,500,000	63,500,000
	Series 2007 A-1,
	Insured: MBIA,
	SPA: KBC Bank N.V.
	1.450% 07/01/36(b)	71,765,000	71,765,000
	Series 1996 B,
	SPA: Morgan Guaranty Trust
	2.350% 07/01/09(b)	9,100,000	9,100,000
	Series 1996 C,
	SPA: JPMorgan Chase Bank
	2.350% 07/01/17(b)	62,220,000	62,220,000
CA State
	1.630% 09/01/40(b)	11,400,000	11,400,000
CA Statewide Communities Development Authority
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	1.650% 12/31/32(b)	5,000,000	5,000,000
	Industrial Development Revenue,
	Multiple Peptide Systems,
	Series 2002 A, AMT,
	LOC: Bank of the West
	1.700% 12/01/17(b)	3,000,000	3,000,000
	Kaiser Foundation Hospitals:
	Series 2008 C,
	1.950% 04/01/34(a)	36,000,000	36,000,000
	Series 2008,
	1.360% 04/01/32(a)	26,500,000	26,500,000
	Kaiser Permanente,
	Series 2003 D,
	1.360% 05/01/33(a)	19,800,000	19,800,000
	Multi-Family Revenue:
	Bay Vista at Meadow Park LP,
	Series 2003 1, AMT,
	LOC: Wells Fargo Bank N.A.
	1.600% 12/15/37(b)	7,300,000	7,300,000
	Cienega Preservation LP,
	Series 2002 V, AMT,
	LOC: Washington Mutual Bank
	1.750% 10/01/33(b)	11,760,000	11,760,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	1.400% 02/01/35(b)	13,415,000	13,415,000
	Series 2004 M,
	1.340% 04/01/38(a)	24,300,000	24,300,000
	Series 2006, AMT,
	LIQ FAC: Citigroup Financial Products:
	1.740% 08/01/39(b)	10,125,000	10,125,000
	1.740% 06/01/50(b)	17,250,000	17,250,000
	Series 2006,
	LOC: Allied Irish Bank PLC
	1.290% 06/01/27(b)	9,600,000	9,600,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2007 29-G, AMT,
	LIQ FAC: Goldman Sachs
	1.650% 05/01/39(b)	23,495,000	23,495,000
	Series 2007, AMT:
	LIQ FAC: Citigroup Financial Products:
	1.740% 12/01/39(b)	8,170,000	8,170,000
	1.890% 12/25/30(b)	9,550,000	9,550,000
	1.890% 07/01/32(b)	9,625,000	9,625,000
	1.890% 11/01/36(b)	5,330,000	5,330,000
	LOC: Merrill Lynch Capital Services
	2.550% 02/01/53(b)	58,995,000	58,995,000
	Series 2008 14-G,
	LIQ FAC: Goldman Sachs Co.
	1.600% 05/15/25(b)	50,000,000	50,000,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products:
	1.650% 03/20/40(b)	13,930,000	13,930,000
	1.660% 07/01/34(b)	7,725,000	7,725,000
	Series 2008:
	LIQ FAC: Morgan Stanley
	1.720% 04/01/33(b)	24,070,000	24,070,000
	LOC: JPMorgan Chase Bak
	1.500% 09/01/29(b)	2,000,000	2,000,000
CA State
	Series 2004,
	SPA: Dexia Credit Local
	1.600% 04/01/17(b)	6,125,000	6,125,000
	Series 2005 A:
	LOC: Calyon Bank
	1.350% 05/01/40(b)	106,975,000	106,975,000
	LOC: Fortis Bank S.A./N.A.
	1.350% 05/01/40(b)	136,175,000	136,175,000
	Series 2005,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	1.600% 02/01/25(b)	10,530,000	10,530,000
	Series 2007 A,
	LIQ FAC: Societe Generale
	1.630% 06/01/37(b)	24,840,000	24,840,000
	Series 2007:
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	1.600% 06/01/32(b)	66,800,000	66,800,000
	LIQ FAC: Citibank N.A.
	1.600% 05/01/15(b) LIQF	17,920,000	17,920,000
	Series 2008 A,
	LIQ FAC: Societe Generale,
	LOC: Societe Generale
	1.600% 06/01/26(b)	8,155,000	8,155,000
	Series 2008:
	Insured: FSA,
	LIQ FAC: JPMorgan Chase Bank
	1.620% 06/01/15(b)	3,955,000	3,955,000
	LIQ FAC: Wells Fargo Bank N.A.
	1.680% 04/01/38(b)	18,805,000	18,805,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Sweetwater High School District
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.620% 08/01/38(b)	4,600,000	4,600,000
CA Tahoe Forest Hospital District
	Series 2002,
	LOC: U.S. Bank N.A.
	1.250% 07/01/33(b)	6,000,000	6,000,000
CA Union City Multifamily
	Series 2007,
	LIQ FAC: Goldman Sachs,
	SPA: Goldman Sachs
	1.600% 12/15/26(b)	7,970,000	7,970,000
CA West Contra Costa Unified School District
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	1.600% 08/01/24(b)	5,885,000	5,885,000
CA Yucaipa Valley Water District
	Series 2004,
	LIQ FAC: Citigroup FInancial Products
	1.830% 09/01/22(b)	6,955,000	6,955,000
CALIFORNIA TOTAL			4,569,313,375
NEVADA — 0.4%
NV Reno
	Series 2008,
	LOC: Bank of New York
	1.150% 06/01/42(b)	21,500,000	21,500,000
NEVADA TOTAL			21,500,000
PUERTO RICO — 7.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002,
	LIQ FAC: Morgan Stanley
	1.730% 07/01/16(b)	9,595,000	9,595,000
	Series 2008,
	LIQ FAC: Societe Generale,
	LOC: Societe Generale
	1.600% 07/01/32(b)	8,160,000	8,160,000
PR Commonwealth of Puerto Rico Government Development Bank
	Series 1985 B,
	SPA: Credit Suisse
	2.400% 12/01/15(b)	69,155,000	69,155,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005:
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/41(b)	79,375,000	79,375,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	SPA: Bank of New York
	2.910% 07/01/30(b)	22,785,000	22,785,000
	Series 2008:
	Insured: AMBAC:
	LIQ FAC: Morgan Stanley
	1.680% 07/01/45(b)	12,400,000	12,400,000
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.680% 07/01/45(b)	3,410,000	3,410,000
	Insured: FSA,
	LIQ FAC: Dexia Credit Local
	1.620% 01/01/28(b)	4,410,000	4,410,000
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	1.680% 07/01/41(b)	40,000,000	40,000,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Goldman Sachs & Co.
	1.600% 10/01/23(b)(c)	370,000	370,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Merrill Lynch,
	Series 2007,
	Insured: FSA,
	LIQ FAC: Svenska Handelsbanken
	2.650% 07/01/22(b)	17,310,000	17,310,000
	Series 2007,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/33(b)	25,000,000	25,000,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007,
	LIQ FAC: Citibank N.A.:
	1.650% 08/01/47(b)	16,925,000	16,925,000
	1.650% 08/01/54(b)	51,500,000	51,500,000
PR Commonwealth of Puerto Rico
	Series 2007 A8,
	SPA: Wachovia Bank N.A.
	1.450% 07/01/34(b)	7,000,000	7,000,000
PUERTO RICO TOTAL			367,395,000

	Total Municipal Bonds (cost of $4,958,208,375)		4,958,208,375

19

Total Investments – 99.5% (cost of $4,958,208,375)(d)	$4,958,208,375

Other Assets & Liabilities, Net – 0.5%	22,852,585

Net Assets – 100.0%	$4,981,060,960

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(b)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, this security, which is not illiquid, represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $4,958,208,375.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

20

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.8%
ALABAMA — 1.3%
AL Birmingham Waterworks & Sewer Board
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 01/01/43(a)	5,000,000	5,000,000
AL Deutsche Bank Spears/Lifers Trust
	Series 2008,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.630% 02/01/30(a)	1,035,000	1,035,000
AL Eclipse Funding Trust
	Series 2006,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.
	1.630% 08/01/32(a)	13,745,000	13,745,000
AL Foley Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	1.670% 10/01/22(a)	1,835,000	1,835,000
AL Fultondale
	Series 2005 B,
	LOC: Allied Irish Bank PLC
	1.670% 11/01/33(a)	11,750,000	11,750,000
AL Houston County Health Care Authority
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch Capital Services
	1.770% 10/01/19(a)	21,380,000	21,380,000
AL Huntsville Health Care Authority
	Series 2008 A,
	LOC: Regions Bank
	1.430% 06/01/34(a)	5,100,000	5,100,000
AL Jefferson County
	Series 1999 A,
	Insured: FGIC,
	Pre-refunded 02/01/09
	5.750% 02/01/38	7,640,000	7,904,127
	YMCA of Birmingham,
	Series 2005,
	LOC: AmSouth Bank
	1.870% 09/01/25(a)	4,750,000	4,750,000
AL Public School & College Authority
	Series 2002 A,
	5.000% 02/01/09	3,995,000	4,077,998
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.620% 12/01/25(a)	7,925,000	7,925,000
AL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services,
	GTY AGMT: Lloyds TSB Bank PLC
	1.610% 10/01/12(a)	32,610,000	32,610,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ALABAMA — (continued)
AL Scottsboro Solid Waste Disposal Authority
	Series 2003,
	LOC: Regions Bank
	1.640% 11/01/18(a)	4,355,000	4,355,000
AL Tuscaloosa County Education Board
	Series 2003,
	LOC: Regions Bank
	1.640% 02/01/16(a)	4,300,000	4,300,000
AL Vestavia Hills
	Series 2007,
	SPA: Bank of New York
	1.650% 02/01/28(a)	14,570,000	14,570,000
ALABAMA TOTAL			140,337,125
ALASKA — 0.0%
AK Housing Finance Corp.
	Series 2001 A,
	Insured: MBIA
	1.450% 12/01/30(b)	3,455,000	3,455,000
AK Valdez Marine Terminal Revenue
	BP PLC,
	Series 2003 A,
	1.300% 06/01/37(b)	1,200,000	1,200,000
ALASKA TOTAL			4,655,000
ARIZONA — 2.1%
AZ Health Facilities Authority
	Banner Health System,
	Series 2005 A,
	Insured: MBIA,
	SPA: Citibank N.A.
	1.950% 01/01/29(a)	176,800,000	176,800,000
	Series 2007,
	LIQ FAC: BNP Paribas
	1.780% 02/01/42(a)	12,530,000	12,530,000
AZ Lehman Municipal Trust Receipts
	Series 2008,
	LIQ FAC: Lehman Liquidity Co.
	1.980% 07/01/26(a)	23,225,000	23,225,000
AZ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services
	1.620% 07/01/27(a)	6,855,000	6,855,000
AZ Salt River Project Agricultural Improvement & Power District
	Series 2007,
	LIQ FAC: Citigroup Financial Products:
	1.600% 01/01/14(a)	2,590,000	2,590,000
	1.600% 01/01/37(a)	5,180,000	5,180,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Sports & Tourism Authority
	Series 2008,
	LOC: Allied Irish Bank PLC
	1.650% 07/01/36(a)	5,000,000	5,000,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	1.730% 12/01/21(a)	2,200,000	2,200,000
ARIZONA TOTAL			234,380,000
ARKANSAS — 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	1.400% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000
COLORADO — 2.6%
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	1.630% 07/01/21(a)	8,000,000	8,000,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: US Bank N.A.
	1.640% 12/01/25(a)	10,000,000	10,000,000
CO Educational & Cultural Facilities Authority
	Madlyn & Leonard Abramson,
	Series 2005 B-3,
	LOC: National City Bank
	1.650% 12/01/34(a)	7,875,000	7,875,000
	Montefiore Home,
	Series 2005 B-1,
	LOC: National City Bank
	1.650% 02/01/30(a)	11,785,000	11,785,000
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	1.400% 05/01/33(a)	10,600,000	10,600,000
	Series 2007:
	Insured: FGIC,
	LOC: Rabobank N.A.
	1.670% 03/01/35(a)	28,110,000	28,110,000
	LOC: Sovereign Bank,
	LOC: Banco Santander
	1.600% 11/01/38(a)	10,000,000	10,000,000
CO Erie Certificates of Participation
	Series 2005,
	LOC: KeyBank N.A.
	1.700% 11/01/35(a)	4,240,000	4,240,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	1.750% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
	Crossroads at Delta Alf,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.650% 11/01/28(a)	3,800,000	3,800,000
	Plan de Salud Del Valle,
	Series 2005,
	LOC: KeyBank N.A.
	1.690% 06/01/30(a)	10,515,000	10,515,000
	Series 2006 A,
	LOC: U.S. Bank N.A.
	1.670% 07/01/32(a)	8,260,000	8,260,000
	Series 2007,
	LOC: Allied Irish Banks PLC
	1.560% 06/01/37(a)	5,730,000	5,730,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products
	1.000% 11/15/32(a)	37,460,000	37,460,000
CO Housing & Finance Authority
	Series 2002 C4,
	SPA: FHLMC
	1.670% 10/01/32(a)	11,150,000	11,150,000
	Series 2005 B-2,
	SPA: Dexia Credit Local
	1.670% 05/01/34(a)	21,700,000	21,700,000
	Series 2006 I-2,
	SPA: DEPFA Bank PLC
	1.670% 11/01/34(a)	3,800,000	3,800,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	1.650% 12/01/23(a)	11,570,000	11,570,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	1.600% 12/01/22(a)	2,860,000	2,860,000
CO Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services
	1.650% 07/15/24(a)	9,285,000	9,285,000
CO Regional Transportation District
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Citigroup Financial Products
	1.750% 11/01/36(a)(c)	20,560,000	20,560,000
	LIQ FAC: CItigroup Fianancial Products
	1.660% 11/01/36(a)(c)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO University of Colorado Hospital Authority
	Series 2004 A,
	SPA: Wachovia Bank N.A.
	1.510% 11/15/33(a)	25,600,000	25,600,000
CO Westminster Economic Development Authority
	Series 2006,
	LOC: DEPFA Bank PLC
	1.650% 12/01/28(a)	5,840,000	5,840,000
	Tax Increment Revenue,
	Series 2005,
	LOC: DEPFA Bank PLC
	1.650% 12/01/28(a)	9,050,000	9,050,000
COLORADO TOTAL			286,790,000
CONNECTICUT — 0.1%
CT Health & Educational Facilities Authority
	Wesleyan University,
	Series 2005 F,
	SPA: JPMorgan Chase Bank
	1.450% 07/01/40(a)	5,500,000	5,500,000
CT State
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank
	1.400% 06/15/15(a)	3,165,000	3,165,000
CONNECTICUT TOTAL			8,665,000
DELAWARE — 1.7%
DE Economic Development Authority Revenue
	Hospital Billing & Collection,
	Series 1985 A,
	LOC: JPMorgan Chase Bank
	1.670% 12/01/15(a)	15,525,000	15,525,000
DE GS Pool Trust
	Series 2006,
	LIQ FAC: Goldman Sachs
	1.670% 01/01/28(a)	28,905,000	28,905,000
	Series 2008,
	LIQ FAC: Special Situations Investing,
	GTY AGMT: Goldman Sachs
	1.670% 01/01/39(a)	118,450,000	118,450,000
DE Kent County
	Charter School, Inc.,
	Series 2002,
	LOC: Wachovia Bank N.A.
	1.650% 11/01/22(a)	3,665,000	3,665,000
DE New Castle County Student Housing Revenue
	Series 2005,
	LOC: Bank of New York
	1.610% 08/01/31(a)	12,515,000	12,515,000
DE Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.790% 12/01/30(a)	11,220,000	11,220,000
DELAWARE TOTAL			190,280,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
DISTRICT OF COLUMBIA — 1.3%
DC Hospital Revenue
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.700% 07/15/45(a)	9,125,000	9,125,000
DC Lehman Municipal Trust Receipts
	Series 2008,
	LIQ FAC: Lehman Liquidity Co.
	1.980% 04/01/21(a)	37,625,000	37,625,000
DC Revenue
	MedStar Health, Inc.,
	Series 1998 1-A,
	LOC: Wachovia Bank N.A.
	1.400% 08/15/38(a)	7,600,000	7,600,000
	Washington Drama Society,
	Series 2008,
	LOC: JPMorgan Chase Bank
	1.600% 07/01/47(a)	15,000,000	15,000,000
DC State
	Series 2003 D-2,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	1.700% 06/01/26(a)	9,040,000	9,040,000
	Series 2008 C,
	LOC: Dexia Credit Local
	1.650% 06/01/27(a)	23,000,000	23,000,000
	Series1985,
	SPA: SunTrust Bank
	3.630% 10/01/15(a)	40,800,000	40,800,000
DISTRICT OF COLUMBIA TOTAL			142,190,000
FLORIDA — 7.3%
FL Alachua County Health Facilities Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.770% 12/01/37(a)	45,000,000	45,000,000
	Shands Teaching Hospital/Clinic,
	Series 1996 B,
	SPA: Wachovia Bank N.A.
	2.400% 12/01/26(a)	25,800,000	25,800,000
FL BB&T Municipal Trust
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	1.700% 04/01/24(a)	11,995,000	11,995,000
	Series 2008-24,
	LIQ FAC: Branch Banking & Trust
	1.650% 06/01/14(a)	10,400,000	10,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Broward County School Board Certificates of Participation
	Series 2006,
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	1.650% 07/01/23(a)	19,665,000	19,665,000
FL Collier County Industrial Development Authority
	YMCA of Collier County,
	Series 2004,
	LOC: SunTrust Bank
	1.650% 09/01/29(a)	4,635,000	4,635,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG
	1.630% 11/01/27(a)	11,470,000	11,470,000
	Series 2008:
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	1.630% 07/01/22(a)	5,890,000	5,890,000
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.630% 10/01/24(a)	1,080,000	1,080,000
FL Development Finance Corp.
	Central Florida Community College Foundation,
	Series 2003 A-1,
	LOC: SunTrust Bank
	1.700% 06/01/23(a)	1,755,000	1,755,000
FL Eclipse Funding Trust
	Series 2006,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.:
	1.630% 07/01/35(a)	18,585,000	18,585,000
	1.650% 05/01/31(a)	3,935,000	3,935,000
	Series 2007,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.650% 05/01/32(a)	4,660,000	4,660,000
FL Fiu Athletics Finance Corp.
	Series 2007 A,
	LOC: Regions Bank
	1.620% 03/01/33(a)	14,000,000	14,000,000
FL Gainesville Utilities System Revenue
	Series 2008 B,
	SPA: Bank of New York
	1.500% 10/01/38(a)	25,500,000	25,500,000
FL Gulfstream Park Community Development District
	Series 2008,
	LIQ FAC: Goldman Sachs
	1.630% 05/01/39(a)	12,055,000	12,055,000
FL Higher Educational Facilities Financing Authority
	Southeastern University, Inc.,
	Series 2005,
	LOC: Regions Bank
	1.620% 12/02/30(a)	25,360,000	25,360,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 B,
	LOC: SunTrust Bank
	1.600% 11/15/09(a)	3,425,000	3,425,000
FL Jacksonville Industrial Development Revenue
	Series 1993,
	LOC: Northern Trust Co.
	1.650% 07/01/13(a)	2,650,000	2,650,000
FL JEA Electric System Revenue
	Series 2008 3B-3,
	SPA: Dexia Credit Local
	1.540% 10/01/36(a)	12,800,000	12,800,000
	Series 2008 3B-4,
	SPA: Dexia Credit Local
	1.540% 10/01/36(a)	19,210,000	19,210,000
FL JEA Water & Sewer System Revenue
	Series 2008 A-1:
	SPA: Banco Bibloa Vizcaya
	1.600% 10/01/36(a)	30,000,000	30,000,000
	SPA: Bank of New York
	1.600% 10/01/38(a)	25,000,000	25,000,000
	Series 2008 B-1,
	SPA: State Street Bank & Trust Co.
	1.540% 10/01/36(a)	10,200,000	10,200,000
FL Lehman Municipal Trust Receipts
	Series 2008:
	LIQ FAC: Bank of New York
	2.630% 06/06/23(a)	3,100,000	3,100,000
	LIQ FAC: Lehman Liquidity Co.:
	1.720% 06/15/22(a)	17,445,000	17,445,000
	1.980% 09/01/20(a)	10,505,000	10,505,000
	1.980% 11/01/25(a)	15,000,000	15,000,000
	1.980% 12/01/37(a)	9,935,000	9,935,000
	2.150% 12/15/25(a)	12,280,000	12,280,000
FL Local Governmental Financing Commission
	0.900% 06/12/08	19,849,000	19,849,000
	1.000% 08/13/08	56,155,000	56,155,000
FL Manatee County School District
	Series 2007,
	4.000% 10/09/08	26,000,000	26,074,276
FL Miami Health Facilities Authority
	Series 2008,
	LOC: PNC Bank N.A.
	1.540% 11/15/25(a)	20,000,000	20,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	1.650% 04/01/32(a)	5,695,000	5,695,000
FL Miami-Dade County Water & Sewer Revenue
	Series 2008,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	1.720% 10/01/26(a)	12,685,000	12,685,000
FL Miami-Dade County
	Series 2005 Z-9,
	LIQ FAC: Goldman Sachs
	2.380% 04/17/15(a)	18,290,000	18,290,000
FL Municipal Power Agency Authority
	1.300% 06/06/08	7,224,000	7,224,000
	1.810% 06/04/08	17,120,000	17,120,000
FL Orange County Housing Finance Authority
	Series 2004 B,
	GIC: Trinity Funding Co. LLC
	2.250% 03/01/34(a)	5,494,000	5,494,000
FL Orange County School Board
	Series 2002 B,
	SPA: SunTrust Bank N.A.
	2.500% 08/01/27(a)	12,170,000	12,170,000
FL Orlando & Orange County Expressway Authority
	Series 2008 B2,
	LOC: SunTrust Bank
	1.560% 07/01/40(a)	19,000,000	19,000,000
	Series 2008 B4,
	LOC: Wachovia Bank N.A.
	1.530% 07/01/40(a)	28,400,000	28,400,000
FL Orlando Utilities Commission Water Revenue
	Series 2002 B,
	SPA: SunTrust Bank
	1.530% 10/01/22(a)	11,300,000	11,300,000
FL Palm Beach County
	Zoological Society, Inc.,
	Series 2001,
	LOC: Northern Trust Co.
	1.650% 05/01/31(a)	8,400,000	8,400,000
FL Pinellas County Health Facilities Authority
	Bayfront Medical Center, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	1.350% 07/01/34(a)	3,190,000	3,190,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.850% 11/01/25(a)	17,995,000	17,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2008,
	LIQ FAC: Merrill Lynch:
	1.660% 01/01/20(a)	16,830,000	16,830,000
	2.460% 11/15/37(a)	29,995,000	29,995,000
FL Sunshine State Governmental Financing Commission
	0.750% 06/05/08	10,000,000	10,000,000
	1.250% 06/10/08	7,300,000	7,300,000
	1.400% 07/10/08	12,500,000	12,500,000
	Series 2008 H, AMT,
	SPA: JPMorgan Chase Bank
	1.200% 02/06/58(a)	8,300,000	8,300,000
FL Titusville City
	Series 1998 A,
	LOC: SunTrust Bank
	1.600% 01/01/25(a)	3,100,000	3,100,000
FL West Palm Beach Community Redevelopment Agency
	Series 2008,
	Insured: FGIC,
	LIQ FAC: Morgan Stanley
	1.720% 03/01/26(a)	6,300,000	6,300,000
FLORIDA TOTAL			796,701,276
GEORGIA — 3.9%
GA Atlanta Metropolitan Transit Authority
	3.050% 07/08/08	10,000,000	10,000,000
GA Atlanta
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.630% 12/01/23(a)	10,000,000	10,000,000
GA BB&T Municipal Trust
	Series 2007,
	LIQ FAC: Branch Banking & Trust
	1.700% 03/15/22(a)	10,370,000	10,370,000
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	1.700% 09/01/23(a)	13,600,000	13,600,000
GA City of Atlanta Tax Allocation
	Series 2006,
	LIQ FAC: AIG Global Real Estate,
	LOC: Wachovia Bank N.A.
	1.600% 12/01/24(a)	29,000,000	29,000,000
GA Clarke County School District
	Series 2007,
	5.000% 09/01/08	3,640,000	3,675,520
GA Clayton County Housing Authority
	Multi-Family Housing Revenue:
	Series 1990 A,
	Insured: FSA,
	SPA: Societe Generale
	1.770% 01/01/21(a)	5,300,000	5,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	Series 1990 B,
	Insured: FSA,
	SPA: Societe Generale
	1.770% 01/01/21(a)	5,055,000	5,055,000
	Series 1990 C,
	Insured: FSA,
	SPA: Societe Generale
	1.770% 01/01/21(a)	6,955,000	6,955,000
	Series 1990 D,
	Insured: FSA,
	SPA: Societe Generale
	1.770% 01/01/21(a)	2,215,000	2,215,000
	Series 1990 F,
	Insured: FSA,
	SPA: Societe Generale
	1.770% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
	North Cobb Christian School,
	Series 1998 A,
	LOC: Branch Banking & Trust
	1.650% 03/01/22(a)	6,025,000	6,025,000
	YMCA of Cobb County,
	Series 2003,
	LOC: SunTrust Bank
	1.650% 12/01/25(a)	2,675,000	2,675,000
GA Cobb County Hospital Authority
	Wellstar Cobb Hospital, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	1.640% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
	Foundation Properties, Inc.,
	Series 2004,
	LOC: Columbus Bank & Trust
	1.920% 12/01/33(a)	5,835,000	5,835,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	1.920% 01/01/31(a)	9,545,000	9,545,000
GA DeKalb County Hospital Authority
	DeKalb Medical Center, Inc.,
	Series 2003 B,
	Insured: FSA,
	SPA: Wachovia Bank N.A.
	1.600% 09/01/31(a)	25,065,000	25,065,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	1.650% 06/01/24(a)	2,790,000	2,790,000
GA Fayette County Hospital Authority
	Piedmont Hospital,
	Series 2005,
	LOC: SunTrust Bank
	1.600% 06/01/35(a)	21,000,000	21,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	1.650% 08/01/35(a)	5,000,000	5,000,000
	Piedmont Healthcare, Inc.,
	Series 2007,
	LOC: SunTrust Bank
	1.600% 06/01/37(a)	18,000,000	18,000,000
	Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	1.650% 12/01/30(a)	4,200,000	4,200,000
GA Main Street Natural Gas, Inc.
	Series 2007,
	LIQ FAC: Morgan Stanley
	1.790% 09/15/28(a)	32,000,000	32,000,000
GA Municipal Electric Authority
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.630% 01/01/20(a)	14,605,000	14,605,000
GA Ports Authority Revenue
	Series 2007,
	LOC: SunTrust Bank
	1.600% 09/01/12(a)	11,500,000	11,500,000
GA Private Colleges & Universities Authority
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	1.620% 10/01/32(a)	6,900,000	6,900,000
	Series 2006 C,
	LOC: Branch Banking & Trust Co.
	1.620% 10/01/31(a)	8,700,000	8,700,000
	Series 2000,
	LIQ FAC: Societe Generale
	1.630% 11/01/30(a)(c)	34,435,000	34,435,000
	Series 2005 C-1,
	1.350% 09/01/36(b)	16,000,000	16,000,000
	Series 2005 C-2,
	1.350% 09/01/24(b)	16,325,000	16,325,000
	Series 2005 C-3,
	1.510% 09/01/24(b)	14,900,000	14,900,000
	Series 2005,
	1.450% 09/01/36(b)	17,000,000	17,000,000
GA State
	Series 1995 B,
	6.650% 03/01/09	6,880,000	7,102,595
	Series 1999 D,
	5.800% 11/01/08	5,000,000	5,072,817
	Series 2000 A,
	5.800% 03/01/09	4,380,000	4,494,336

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	Series 2003 D,
	5.000% 12/01/08	3,250,000	3,293,885
	Series 2006 H-3,
	SPA: Dexia Credit Local
	1.450% 12/01/26(a)	4,000,000	4,000,000
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	1.630% 10/01/26(a)	5,610,000	5,610,000
TOTAL GEORGIA			427,189,153
HAWAII — 0.4%
HI Department of Budget & Finance
	Series 2006 4G,
	LIQ FAC: Goldman Sachs
	1.630% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.640% 07/01/30(a)	17,535,000	17,535,000
HI State
	Series 2006,
	LIQ FAC: Citibank N.A.
	1.650% 03/01/26(a)(c)	19,145,000	19,145,000
HAWAII TOTAL			44,680,000
IDAHO — 0.2%
ID Boise County Housing Authority
	Series 2002,
	LOC: KeyBank N.A.
	1.700% 03/01/33(a)	2,075,000	2,075,000
ID Boise County Urban Renewal Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	1.700% 03/01/24(a)	6,555,000	6,555,000
ID Term Tender Custodial Receipts
	Series 2008,
	2.600% 11/26/08	17,025,000	17,041,390
IDAHO TOTAL			25,671,390
ILLINOIS — 8.2%
IL Bolingbrook
	Series 2004,
	LOC: Harris Trust & Savings Bank
	1.750% 12/01/29(a)	22,575,000	22,575,000
IL Chicago Board of Education
	Series 2004 E,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	1.630% 03/01/15(a)	5,380,000	5,380,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	1.620% 12/01/31(a)	10,325,000	10,325,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Chicago O’Hare International Airport Revenue
	Series 2006,
	LIQ FAC: Dexia Credit Local
	1.630% 01/01/17(a)	9,565,000	9,565,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	1.650% 12/01/11(a)	660,000	660,000
	Series 1997 B,
	LOC: Northern Trust Co.
	1.650% 12/01/14(a)	385,000	385,000
IL Chicago Water Revenue
	Series 1999,
	LOC: Bank One N.A.
	1.600% 11/01/30(a)	6,550,000	6,550,000
IL Chicago
	Series 2002 B,
	SPA: DEPFA Bank PLC
	1.650% 01/01/37(a)	145,460,000	145,460,000
	Series 2003 B1,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	1.630% 01/01/34(a)	43,025,000	43,025,000
	Series 2006,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 01/01/14(a)(c)	15,605,000	15,605,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	1.650% 01/01/13(a)	2,795,000	2,795,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.620% 01/01/23(a)	10,080,000	10,080,000
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG:
	1.620% 01/15/26(a)	22,605,000	22,605,000
	1.630% 12/01/25(a)	4,585,000	4,585,000
	LIQ FAC: Deutsche Bank AG:
	1.630% 06/15/29(a)	8,905,000	8,905,000
	1.630% 01/01/30(a)	6,745,000	6,745,000
	1.650% 12/01/31(a)	145,000	145,000
	1.650% 12/01/31	6,730,000	6,730,000
	Series 2008:
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG:
	1.630% 12/01/21(a)	1,625,000	1,625,000
	1.630% 01/01/33(a)	13,820,000	13,820,000
	LIQ FAC: Deutsche Bank AG:
	1.630% 01/01/37(a)	13,270,000	13,270,000
	1.630% 07/01/46(a)	15,620,000	15,620,000
	1.650% 12/15/37(a)	26,835,000	26,835,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: Bank One N.A.
	1.850% 04/01/21(a)	4,450,000	4,450,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	1.650% 08/01/26(a)	11,707,000	11,707,000
	Jewish Federal Metropolitan Chicago,
	Series 2002,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	2.500% 09/01/32(a)	1,750,000	1,750,000
	YMCA Metropolitan Chicago Project,
	Series 2001,
	LOC: Harris Trust & Savings Bank
	1.600% 06/01/29(a)	34,500,000	34,500,000
IL Eclipse Funding Trust
	Series 2007,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.
	1.630% 01/01/30(a)	11,400,000	11,400,000
IL Educational Facilities Authority
	Benedictine University Project,
	Series 2000,
	LOC: National City Bank MidWest
	1.930% 08/01/25(a)	11,700,000	11,700,000
	Beverly Arts Center,
	Series 2003,
	LOC: Fifth Third Bank
	1.640% 10/01/28(a)	4,865,000	4,865,000
	St. Xavier University,
	Series 2002 A,
	LOC: LaSalle Bank N.A.
	1.550% 10/01/32(a)	4,035,000	4,035,000
	University of Chicago,
	Series 2001 B1,
	3.450% 07/01/36(b)	15,050,000	15,170,051
IL Finance Authority Revenue
	Beloit Memorial Hospital, Inc.,
	Series 2008 A,
	Insured: RAD,
	LOC: JPMorgan Chase Bank
	1.430% 04/01/36(a)	225,000	225,000
	Benedictine University,
	Series 2006,
	LOC: National City Bank
	1.930% 03/01/26(a)	6,260,000	6,260,000
	Children’s Memorial Hospital,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	1.550% 08/15/25(a)	17,000,000	17,000,000
	Commonwealth Edison Co.:
	Series 2008 D,
	LOC: SunTrust Bank
	1.550% 03/01/20(a)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	1.600% 03/01/17(a)	18,200,000	18,200,000
	Elmhurst Memorial Healthcare,
	Series 2008 E,
	LOC: Fifth Third Bank
	1.510% 01/01/48(a)	4,500,000	4,500,000
	North Shore Senior Center,
	Series 1999,
	LOC: JPMorgan Chase Bank
	1.670% 08/01/29(a)	7,000,000	7,000,000
	OSF Healthcare System,
	Series 2007 F,
	Insured: FSA,
	SPA: National City Bank
	1.550% 11/15/37(a)	36,670,000	36,670,000
	Riverside Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	1.600% 11/15/29(a)	5,625,000	5,625,000
	Sacred Heart of Chicago,
	Series 2008,
	LOC: Fifth Third Bank
	1.640% 07/01/42(a)	4,400,000	4,400,000
	Series 2006,
	LIQ FAC: Morgan Stanley
	1.620% 12/01/42(a)(c)	9,400,000	9,400,000
	Series 2008 C,
	LOC: RBS Citizens N.A.
	1.550% 01/01/48(a)	21,000,000	21,000,000
	Series 2008 D,
	LOC: Northern Trust Co.
	1.510% 01/01/48(a)	8,600,000	8,600,000
	Series 2008,
	LOC: JPMorgan Chase Bank:
	1.600% 08/15/35(a)	40,000,000	40,000,000
	1.620% 02/01/40(a)	20,000,000	20,000,000
IL Health Facilities Authority
	Glenkirk,
	Series 1997,
	LOC: Glenview State Bank,
	LOC: LaSalle National Bank
	1.750% 02/15/21(a)	1,670,000	1,670,000
	Series 1985 C,
	LOC: JPMorgan Chase Bank
	1.600% 08/01/15(a)	26,200,000	26,200,000
IL Lehman Municipal Trust Receipts
	Series 2008,
	LIQ FAC: Lehman Liquidity Co.
	4.600% 11/01/19(a)	10,860,000	10,860,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.630% 06/15/29(a)	32,545,000	32,545,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Mount Morris Village Industrial Revenue
	Pinecrest Village,
	Series 2006,
	LOC: U.S. Bank N.A.
	1.670% 02/01/31(a)	9,705,000	9,705,000
IL Oak Forest
	Series 1989,
	LOC: Fifth Third Bank
	1.620% 07/01/24(a)	18,900,000	18,900,000
IL Peoria Heights Ltd.
	Series 2001,
	LOC: National City Bank
	1.980% 09/01/36(a)	2,480,000	2,480,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2007:
	LIQ FAC: Merrill Lynch Capital Services
	1.620% 07/01/27(a)	5,630,000	5,630,000
	SPA: Merrill Lynch Capital Services
	1.640% 01/01/25(a)	8,670,000	8,670,000
IL Regional Transportation Authority
	Series 2004,
	SPA: Dexia Credit Local
	1.620% 07/01/29(a)	47,190,000	47,190,000
IL Toll Highway Authority
	Series 2008 A2,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.630% 01/01/31(a)	35,000,000	35,000,000
ILLINOIS TOTAL			900,597,051
INDIANA — 3.5%
IN Angola Educational Facilities Revenue
	Tri-State University, Inc.,
	Series 2004,
	LOC: Fifth Third Bank
	1.640% 09/01/15(a)	700,000	700,000
IN Bond Bank Revenue
	Series 2008 A,
	3.000% 01/30/09	10,000,000	10,058,448
IN Center Grove 2000 Building Corp.
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG
	1.660% 07/10/18(a)	5,950,000	5,950,000
IN Deutsche Bank Spears/Lifers Trust
	Series 2008:
	Insured: CIFG,
	LIQ FAC: Deutsche Bank AG
	1.630% 07/15/18(a)	1,500,000	1,500,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG:
	1.630% 03/01/27(a)	3,075,000	3,075,000
	1.630% 07/15/27(a)	5,285,000	5,285,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Development Finance Authority
	Greater Indianapolis Association,
	Series 1996,
	LOC: National City Bank
	1.930% 10/01/17(a)	3,355,000	3,355,000
	Indiana University Foundation,
	Series 1998,
	LOC: National City Bank
	2.350% 08/01/18(a)	5,075,000	5,075,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank
	1.730% 07/01/17(a)	1,750,000	1,750,000
	Series 2003,
	LOC: KeyBank N.A.
	1.680% 01/01/23(a)	8,695,000	8,695,000
IN Elkhart County
	Hubbard Hill Estates, Inc.,
	Series 2001,
	LOC: Fifth Third Bank
	1.640% 11/01/21(a)	2,370,000	2,370,000
IN Finance Authority Economic Development Revenue
	Northside Christian Church,
	Series 2007,
	LOC: National City Bank
	1.930% 12/01/32(a)	9,530,000	9,530,000
IN Finance Authority
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	1.520% 11/01/41(a)	10,900,000	10,900,000
	University of Indiana,
	Series 2006,
	LOC: KeyBank N.A.
	1.740% 07/01/36(a)	10,100,000	10,100,000
	Via Christi Health System:
	Series 2008 E-1,
	1.450% 11/15/26(b)	11,400,000	11,400,000
	Series 2008 E-2,
	1.480% 11/15/36(b)	10,000,000	10,000,000
	Series 2008 E-3,
	1.480% 11/15/36(b)	10,000,000	10,000,000
IN Fort Wayne Economic Development Revenue
	St. Anne Home of Diocese,
	Series 1998,
	LOC: Fifth Third Bank
	1.640% 09/01/23(a)	4,980,000	4,980,000
IN Health & Educational Facility Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: National City Bank
	1.930% 11/01/32(a)	12,465,000	12,465,000
	LaPorte Regional Health Systems, Inc.,
	Series 2005 A,
	SPA: Dexia Credit Local
	1.550% 02/15/21(a)	14,000,000	14,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Rehabilitation Hospital of Indiana,
	Series 1990,
	LOC: National City Bank
	1.930% 11/01/20(a)	14,515,000	14,515,000
	Sisters of St. Francis Health Services:
	Series 2006 C,
	SPA: Wells Fargo Bank N.A.
	1.510% 11/01/37(a)	16,500,000	16,500,000
	Series 2006 B,
	SPA: Citibank N.A.
	1.950% 11/01/37(a)	66,155,000	66,155,000
IN Health Facility Financing Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	1.930% 05/01/35(a)	18,300,000	18,300,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky
	2.350% 04/01/20(a)	2,000,000	2,000,000
	Union Hospital, Inc.,
	Series 2002,
	LOC: Fifth Third Bank
	1.640% 09/01/27(a)	4,955,000	4,955,000
IN Henry County Economic Development Revenue
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	1.650% 02/15/24(a)	1,510,000	1,510,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2007,
	2.950% 01/08/09	44,650,000	44,650,000
IN Lawrenceburg Pollution Control Revenue
	Michigan Power Co.,
	Series 2008 I,
	LOC: JPMorgan Chase Bank
	1.600% 10/01/19(a)	6,500,000	6,500,000
IN New Albany Economic Development Revenue
	YMCA of Southern Indiana,
	Series 2006,
	LOC: Regions Bank
	1.650% 09/01/28(a)	4,105,000	4,105,000
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Wells Fargo & Co.
	1.650% 06/01/29(a)	6,405,000	6,405,000
	Series 2008,
	LIQ FAC: Merrill Lynch Capital Services
	1.880% 11/01/33(a)	10,090,000	10,090,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN St. Joseph County Indiana Economic Development Revenue
	Brothers of the Holy Cross,
	Series 1997,
	LOC: Allied Irish Bank PLC
	1.680% 09/01/17(a)	3,690,000	3,690,000
IN St. Joseph County Indiana Hospital Authority
	Memorial Health Systems,
	Series 2006,
	Insured: AMBAC,
	SPA: Citibank N.A.
	2.850% 08/15/33(a)	35,880,000	35,880,000
IN Zionsville Community Schools Building Corp.
	Series 2005,
	SPA: Merrill Lynch Capital Services
	1.630% 07/15/26(a)	10,905,000	10,905,000
INDIANA TOTAL			387,348,448
IOWA — 0.5%
IA Des Moines Methodist System, Inc.
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wachovia Bank N.A.
	1.600% 08/01/15(a)	21,700,000	21,700,000
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	1.670% 09/01/30(a)	4,910,000	4,910,000
IA Finance Authority Small Business Development
	Village Court Associates,
	Series 1985 B,
	GTY AGMT: E.I. DuPont De Nemours
	1.700% 11/01/15(a)	14,700,000	14,700,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	1.730% 11/01/13(a)	860,000	860,000
	St. Ambrose University,
	Series 2003,
	LOC: Northern Trust Co.
	1.400% 04/01/33(a)	155,000	155,000
IA School Cash Anticipation Program
	Series 2008 B,
	Insured: FSA,
	GIC: AIG Matched Funding Corp.
	3.750% 01/23/09	10,500,000	10,609,298
IOWA TOTAL			52,934,298
KANSAS — 0.2%
KS Department of Transportation Highway Revenue
	Series 2008 A-4,
	SPA: Wachovia Bank N.A.
	1.350% 09/01/14(a)	19,775,000	19,775,000
KANSAS TOTAL			19,775,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 2.1%
KY BB&T Municipal Trust
	Series 2007,
	LIQ FAC: Branch Banking & Trust
	1.640% 11/01/25(a)	9,995,000	9,995,000
KY Christian County Industrial Building Revenue
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	1.650% 01/01/29(a)	3,275,000	3,275,000
KY Danville
	1.000% 08/04/08	1,160,000	1,160,000
	1.100% 08/04/08	30,590,000	30,590,000
KY Economic Development Finance Authority
	Baptist Convalescent Center,
	Series 1999,
	LOC: Fifth Third Bank
	1.710% 12/01/19(a)	4,000,000	4,000,000
	Baptist Healthcare System,
	Series 1999 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.950% 08/15/31(a)	61,700,000	61,700,000
	Harrison Memorial Hospital,
	Series 2005,
	LOC: Fifth Third Bank
	1.640% 11/01/35(a)	8,000,000	8,000,000
KY Edmonson County Industrial Building Revenue
	National Corvette Museum,
	Series 2004,
	LOC: National City Bank
	2.080% 07/01/13(a)	2,385,000	2,385,000
KY Kenton County Industrial Building Revenue
	Series1984,
	LIQ FAC: Morgan Guaranty Trust
	2.700% 12/01/14(a)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
	Anchor Baptist Church, Inc.,
	Series 2007,
	LOC: Fifth Third Bank
	1.640% 08/01/32(a)	4,200,000	4,200,000
	Roman Catholic Lexington:
	Series 2005 A,
	LOC: Fifth Third Bank
	1.640% 10/01/32(a)	6,155,000	6,155,000
	Series 2005 B,
	LOC: Fifth Third Bank
	1.640% 10/01/32(a)	4,610,000	4,610,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	Series 2003,
	LOC: Fifth Third Bank:
	1.640% 09/01/22(a)	4,300,000	4,300,000
	1.640% 05/01/25(a)	2,945,000	2,945,000
	YMCA of Central Kentucky,
	Series 1999,
	LOC: Bank One Kentucky N.A.
	1.850% 07/01/19(a)	1,540,000	1,540,000
KY Louisville & Jefferson County Metropolitan Government
	Louisville Presbyterian,
	Series 2007,
	LOC: National City Bank
	1.980% 09/01/27(a)	4,680,000	4,680,000
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.630% 05/15/30(a)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.660% 06/01/34(a)	4,846,000	4,846,000
KY Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.630% 11/01/17(a)	9,220,000	9,220,000
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	1.660% 03/01/36(a)	19,675,000	19,675,000
KY Wilmore Industrial Building Revenue
	Series 2006,
	LOC: Regions Bank
	1.650% 08/01/31(a)	7,915,000	7,915,000
KENTUCKY TOTAL			232,121,000
LOUISIANA — 2.4%
LA BB&T Municipal Trust
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	1.700% 01/01/24(a)	10,000,000	10,000,000
LA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.630% 12/01/18(a)	2,530,000	2,530,000
LA Lake Charles Harbor & Terminal District
	Series 2008,
	GTY AGMT: Rabobank N.A.
	2.250% 03/15/38(a)	37,000,000	37,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
LA Local Government Environmental Facilities & Community Development Authority
	Academy of Sacred Heart,
	Series 2004,
	LOC: Whitney National Bank,
	LOC: SunTust Bank
	1.650% 01/01/24(a)	4,000,000	4,000,000
LA New Orleans Aviation Board
	Series 1993 B:
	Insured: MBIA,
	LOC: Dexia Credit Local
	3.000% 08/01/16(a)	21,135,000	21,135,000
	LIQ FAC: Lehman Brothers
	1.980% 04/01/50(a)	14,520,000	14,520,000
LA Offshore Terminal Authority
	Loop LLC,
	Series 2007 A,
	LOC: SunTrust Bank
	1.600% 09/01/27(a)	27,000,000	27,000,000
LA Public Facilities Authority
	Franciscan Missionaries,
	Series 2005 C,
	LOC: Allied Irish Bank PLC
	1.450% 07/01/30(a)	24,000,000	24,000,000
	The Glen Retirement System,
	Series 2001,
	LOC: AmSouth Bank
	1.660% 09/01/16(a)	2,565,000	2,565,000
	Tiger Athletic Foundation,
	Series 1999,
	LOC: Regions Bank
	1.550% 09/01/28(a)	36,200,000	36,200,000
LA Reset Option Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	1.650% 05/01/39(a)	17,770,000	17,770,000
LA St. James Parish
	0.980% 06/10/08	48,000,000	48,000,000
LA St. Tammany Parish Development District
	Main Street Holdings,
	Series 2008,
	LOC: SunTrust Bank
	1.600% 07/01/38(a)	6,000,000	6,000,000
	Slidell Development Co. LLC,
	Series 2008 A,
	LOC: Regions Bank
	1.640% 05/01/38(a)	5,000,000	5,000,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	2.350% 12/01/16(a)	3,360,000	3,360,000
LOUISIANA TOTAL			259,080,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — 0.0%
ME Eclipse Funding Trust
	Series 2007,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.650% 07/01/37(a)	3,395,000	3,395,000
ME Finance Authority
	Erskine Academy,
	Series 2004,
	LOC: KeyBank N.A.
	1.740% 12/01/20(a)	1,390,000	1,390,000
MAINE TOTAL			4,785,000
MARYLAND — 1.6%
MD Baltimore County
	2.150% 06/12/08	25,900,000	25,900,000
MD Baltimore County Economic Development Revenue
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	1.650% 07/01/24(a)	3,595,000	3,595,000
MD Baltimore Port Facilities Revenue
	Occidental Petroleum Corp.,
	Series 1981,
	LOC: BNP Paribas
	1.800% 10/14/11(a)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	1.650% 10/01/33(a)	4,195,000	4,195,000
MD Health & Higher Educational Facilities Authority
	Series 2003 B,
	LOC: SunTrust Bank
	1.600% 07/01/28(a)	7,950,000	7,950,000
	Series 2004,
	LOC: SunTrust Bank
	1.600% 07/01/29(a)	7,000,000	7,000,000
	Series 2006,
	LIQ FAC: Merrill Lynch
	2.410% 07/01/36(a)	34,995,000	34,995,000
	University of Maryland Medical Systems,
	Series 2007 A,
	LOC: Wachovia Bank N.A.
	1.550% 07/01/34(a)	15,045,000	15,045,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	1.650% 09/01/26(a)	4,425,000	4,425,000
MD Puttable Floating Option Tax-Exempt Receipts
	Series 2007:
	LIQ FAC: Bank of New York
	1.660% 01/01/10(a)	8,305,000	8,305,000
	LIQ FAC: Merrill Lynch Capital Services,
	GTY AGMT: Trinity Plus Funding Co.
	1.660% 10/01/39(a)	3,090,000	3,090,000
MD Stadium Authority Lease Revenue
	Series 2007,
	SPA: Dexia Credit Local
	1.650% 03/01/26(a)	15,570,000	15,570,000
MD State
	Series 2003,
	5.250% 03/01/09	4,000,000	4,113,376
MD Term Tender Custodial Receipts
	Series 2008,
	2.550% 11/26/08	8,600,000	8,606,221
MARYLAND TOTAL			172,689,597
MASSACHUSETTS — 2.9%
MA Eclipse Funding Trust
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank, N.A.
	3.350% 08/01/37(a)	42,200,000	42,200,000
MA Health & Educational Facilities Authority
	1.500% 07/01/08	40,735,000	40,735,000
	1.850% 06/05/08	10,000,000	10,000,000
	Harvard University,
	Series 2000 Y,
	1.300% 07/01/35(b)	9,510,000	9,510,000
MA State
	2.030% 06/05/08	25,000,000	25,000,000
	Series 2004,
	LIQ FAC: Merrill Lynch,
	GTY AGMT: BH Finance LLC
	1.600% 02/28/18(a)	22,525,000	22,525,000
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.630% 01/01/24(a)	65,650,000	65,650,000
	Series 2007,
	LIQ FAC: Dexia Credit Local
	1.620% 01/01/34(a)	31,550,000	31,550,000
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	1.500% 05/01/38(a)	68,550,000	68,550,000
MASSACHUSETTS TOTAL			315,720,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — 2.4%
MI Building Authority Revenue
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	1.660% 10/15/36(a)(c)	14,200,000	14,200,000
MI Clinton County Economic Development Corp.
	Clinton Area Care Center, Inc.,
	Series 1999,
	LOC: Citizens Bank,
	LOC: Northern Trust Co.
	1.670% 02/01/21(a)	8,725,000	8,725,000
MI Detroit City School District
	Series 2000 A-8,
	SPA: Wachovia Bank N.A.
	2.280% 05/01/25(a)	14,380,000	14,380,000
MI Deutsche Bank Spears/Lifers Trust
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.620% 12/01/31(a)	2,655,000	2,655,000
MI Fremont Hospital Finance Authority
	Newaygo County General Hospital,
	Series 2002,
	LOC: Fifth Third Bank
	1.640% 11/01/27(a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
	Series 2004,
	LOC: Fifth Third Bank
	1.640% 05/01/23(a)	720,000	720,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: National City Bank
	1.930% 08/01/31(a)	26,830,000	26,830,000
MI Higher Education Facilities Authority
	Davenport University,
	Series 2004,
	LOC: Fifth Third Bank
	1.620% 06/01/34(a)	14,345,000	14,345,000
	Hope College:
	Series 2002 B,
	LOC: Fifth Third Bank
	1.650% 04/01/32(a)	8,865,000	8,865,000
	Series 2004,
	LOC: Bank One N.A
	1.650% 04/01/34(a)	8,720,000	8,720,000
MI Hospital Finance Authority
	Henry Ford Health System,
	Series 2007,
	LOC: JPMorgan Chase Bank
	1.530% 11/15/42(a)	17,100,000	17,100,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	North Ottawa Care Center,
	Series 2006 N,
	National City Bank Midwest
	1.930% 05/01/36(a)	4,200,000	4,200,000
	Series 2000 E,
	Insured: AMBAC,
	SPA: Bank One N.A.
	4.000% 12/01/30(a)	76,150,000	76,150,000
	Series 2003,
	LOC: Fifth Third Bank
	1.720% 12/01/32(a)	8,100,000	8,100,000
	Via Christi Health System
	Series 2008 B-8,
	1.480% 11/15/26(b)	6,100,000	6,100,000
MI Municipal Bond Authority
	Series 2007 B-1,
	4.500% 08/20/08	40,000,000	40,069,071
MI Public Educational Facility Authority
	West Michigan Academy,
	Series 2003,
	LOC: Fifth Third Bank
	1.640% 12/01/18(a)	1,855,000	1,855,000
MICHIGAN TOTAL			258,054,071
MINNESOTA — 0.6%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	1.670% 10/01/24(a)	4,410,000	4,410,000
MN Dakota County Housing & Redevelopment Authority
	Series 2006,
	LIQ FAC: FHLMC
	1.790% 06/01/29(a)	18,650,000	18,650,000
MN Edina
	Multi-Family Housing Revenue,
	Series 1999,
	LIQ FAC: FHLMC
	1.650% 12/01/29(a)	10,000,000	10,000,000
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	1.680% 10/01/35(a)	2,570,000	2,570,000
MN Term Custodial Receipts
	Series 2008,
	2.440% 04/01/09(b)	33,609,189	33,609,189
MINNESOTA TOTAL			69,239,189
MISSISSIPPI — 0.9%
MS Business Finance Corp.
	Chevron Corp.,
	Series 2007 E,
	1.550% 12/01/30(b)	15,000,000	15,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — (continued)
	Gulf Ship LLC,
	Series 2006,
	LOC: Regions Bank
	1.640% 06/01/26(a)	14,250,000	14,250,000
	Mississippi College,
	Series 2003,
	LOC: AmSouth Bank
	1.620% 07/01/23(a)	14,700,000	14,700,000
	Petal Gas Storage LLC,
	Series 2007,
	LOC: SunTrust Bank
	1.600% 08/01/34(a)	31,950,000	31,950,000
MS Lehman Municipal Trust Receipts
	Series 2006,
	LIQ FAC: Lehman Liquidity Co.
	1.910% 11/01/26(a)	12,670,000	12,670,000
MS University Educational Building Corp.
	Series 2000,
	Insured: MBIA,
	SPA: Regions Bank
	3.000% 10/01/20(a)	6,810,000	6,810,000
MISSISSIPPI TOTAL			95,380,000
MISSOURI — 2.1%
MO Desloge Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	2.800% 12/01/10(a)	870,000	870,000
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	SPA: Deutsche Bank AG
	1.630% 04/15/19(a)	9,865,000	9,865,000
MO Development Finance Board
	Series 2003,
	LOC: U.S. Bank N.A.
	1.400% 06/01/33(a)	55,000	55,000
	Southeast Missouri State University,
	Series 2003 B,
	LOC: U.S. Bank N.A.
	1.600% 10/01/23(a)	6,905,000	6,905,000
	The Nelson Gallery Foundation,
	Series 2001 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.700% 12/01/31(a)	38,315,000	38,315,000
MO Dunklin County Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	2.800% 12/01/10(a)	855,000	855,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO Health & Educational Facilities Authority
	Churchill Center & School,
	Series 2006,
	LOC: National City Bank
	1.930% 12/01/26(a)	5,355,000	5,355,000
	Series 2005 C-3,
	SPA: UBS AG
	1.450% 06/01/33(a)	17,300,000	17,300,000
	Series 2005 C-5,
	SPA: US Bank N.A.
	1.520% 06/01/33(a)	8,600,000	8,600,000
	Series 2008 C-1,
	1.750% 11/15/39(b)	48,075,000	48,075,000
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	1.670% 01/15/15(a)	2,300,000	2,300,000
	SSM Health Care Corp.:
	Series 2005 A-2,
	SPA: Dexia Credit Local
	1.510% 06/01/35(a)	10,000,000	10,000,000
	Series 2005 D-1,
	SPA: Dexia Credit Local
	1.550% 06/01/33(a)	6,500,000	6,500,000
MO Kansas City Industrial Development Authority
	Multi-Family Housing Revenue,
	Timberlane Village Associates,
	Series 1986,
	LOC: Wachovia Bank N.A.
	1.680% 06/01/27(a)	18,400,000	18,400,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	1.650% 11/01/32(a)	3,925,000	3,925,000
MO SCA Tax Exempt Trust
	Series 2005 PT-2521,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.630% 01/01/30(a)	8,220,000	8,220,000
	Series 2005 PT-2525,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.630% 01/01/30(a)	4,255,000	4,255,000
MO St. Louis Airport Revenue
	Series 2005,
	LIQ FAC: Deutsche Bank AG
	1.630% 07/01/31(a)	44,505,000	44,505,000
MISSOURI TOTAL			234,300,000
MONTANA — 0.1%
MT Lehman Municipal Trust Receipts
	Series 2008 D,
	LIQ FAC: Lehman Liquidity Co.
	1.980% 02/15/20(a)	10,705,000	10,705,000
MONTANA TOTAL			10,705,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — 0.7%
NV Eclipse Funding Trust
	Series 2006,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.620% 05/01/36(a)	24,825,000	24,825,000
	Series 2007,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.650% 07/01/26(a)	9,985,000	9,985,000
NV Las Vegas Valley Water District
	1.550% 06/06/08	2,450,000	2,450,000
NV Reno Health Revenue
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 07/01/31(a)	21,375,000	21,375,000
NV Tuckee Meadows Water Authority
	1.150% 07/08/08	10,000,000	10,000,000
	1.400% 07/08/08	7,500,000	7,500,000
NEVADA TOTAL			76,135,000
NEW HAMPSHIRE — 0.2%
NH Health & Education Facilities Authority
	Series 2004 A,
	LOC: Citizens Bank
	1.620% 12/01/34(a)	5,000,000	5,000,000
	United Church of Christ Retirement Community, Inc.,
	Series 2006 B,
	LOC: Citizens Bank
	1.600% 01/01/30(a)	9,700,000	9,700,000
NH Manchester Housing Authority
	Series 1990 A,
	LOC: PNC Bank N.A.
	1.660% 06/15/15(a)	4,300,000	4,300,000
NEW HAMPSHIRE TOTAL			19,000,000
NEW JERSEY — 2.9%
NJ Deutsche Bank Spears/Lifers Trust
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.610% 12/15/31(a)	66,645,000	66,645,000
	Series 2008,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.620% 01/01/21(a)	2,520,000	2,520,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
NJ Health Care Facilities Financing Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 11/15/33(a)	19,695,000	19,695,000
NJ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	1.610% 12/15/21(a)	16,540,000	16,540,000
NJ Transportation Trust Fund Authority
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.630% 12/15/30(a)	41,385,000	41,385,000
NJ Turnpike Authority
	Series 2008 B,
	3.000% 02/01/09	175,000,000	176,320,355
NEW JERSEY TOTAL			323,105,355
NEW MEXICO — 0.4%
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994,
	LOC: Barclays Bank PLC
	1.400% 05/01/24(a)	8,850,000	8,850,000
NM Finance Authority
	Series 2008 A-1,
	LOC: State Street Bank
	1.550% 06/15/24(a)	11,000,000	11,000,000
NM Hospital Equipment Loan Council
	Presbyterian Healthcare Services,
	Series 2005 A,
	Insured: FSA,
	SPA: Citibank N.A.
	1.550% 08/01/30(a)	23,680,000	23,680,000
NEW MEXICO TOTAL			43,530,000
NEW YORK — 2.0%
NY Babylon Industrial Development Agency Resources
	Covanta Energy Corp.,
	Series 1998,
	SPA: JPMorgan Chase & Co.
	1.550% 01/01/19(a)	3,900,000	3,900,000
NY Dormitory Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 08/15/31(a)	66,350,000	66,350,000
NY New York City Municipal Water Finance Authority
	1.700% 06/05/08	11,485,000	11,485,000
NY Power Authority
	0.900% 08/05/08	20,725,000	20,725,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Tobacco Settlement Financing Authority
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	1.730% 06/01/20(a)	15,355,000	15,355,000
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	1.400% 01/01/19(a)	25,355,000	25,355,000
	Series 2001 B,
	SPA: State Street Bank & Trust Co.
	2.550% 01/01/32(a)	22,915,000	22,915,000
	Series 2002 F,
	SPA: ABN AMRO Bank N.V.
	1.460% 11/01/32(a)	4,595,000	4,595,000
	Series 2003 B,
	SPA: Dexia Credit Local
	1.440% 01/01/33(a)	14,445,000	14,445,000
NY Troy Industrial Development Authority
	Rensselaer Polytech Institute,
	Series 2002 D,
	LOC: Northern Trust Co.
	1.350% 09/01/42(a)	13,250,000	13,250,000
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	1.700% 06/01/42(a)	19,420,000	19,420,000
NEW YORK TOTAL			217,795,000
NORTH CAROLINA — 2.1%
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	1.650% 07/01/19(a)	4,800,000	4,800,000
	Campbell University,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	1.650% 10/01/24(a)	5,120,000	5,120,000
	High Point University,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	1.650% 12/01/29(a)	6,750,000	6,750,000
	Series 2008,
	LIQ FAC: Wells Fargo & Co.
	1.630% 10/01/44(a)	6,050,000	6,050,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust Co.
	1.650% 09/01/31(a)	3,900,000	3,900,000
NC Charlotte Housing Authority
	Multi-Family Housing Revenue:
	Charlotte Oak Park LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	1.620% 09/01/35(a)	7,625,000	7,625,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	Charlotte Stonehaven LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	1.620% 09/01/35(a)	9,305,000	9,305,000
NC Charlotte
	Series 2006,
	5.000% 03/01/09	2,115,000	2,165,872
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
	Cleveland County Family YMCA,
	Series 2007,
	LOC: Branch Banking & Trust Co.
	1.650% 06/01/32(a)	10,800,000	10,800,000
NC Fayetteville Public Works Commission
	Series 2003 A,
	SPA: Dexia Credit Local
	1.510% 03/01/20(a)	1,000,000	1,000,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	1.650% 12/01/30(a)	10,815,000	10,815,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust Co.
	1.650% 02/01/23(a)	2,755,000	2,755,000
NC Henderson County Hospital Revenue
	Margaret Pardee Memorial Hospital,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	1.650% 10/01/21(a)	12,155,000	12,155,000
NC Mecklenburg County
	Series 2005 B,
	SPA: Wachovia Bank N.A.
	1.580% 02/01/26(a)	15,940,000	15,940,000
	Series 2008 A,
	SPA: SunTrust Bank
	1.580% 02/01/28(a)	27,460,000	27,460,000
NC Medical Care Commission
	Aldersgate United Retirement Community,
	Series 2001,
	LOC: Branch Banking & Trust
	1.700% 01/01/31(a)	9,875,000	9,875,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust Co.
	1.650% 05/01/18(a)	1,965,000	1,965,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	1.650% 09/01/21(a)	3,095,000	3,095,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	1.650% 06/01/37(a)	7,050,000	7,050,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	United Methodist Retirement Homes,
	Series 2005 B,
	LOC: Branch Banking & Trust Co.
	1.650% 10/01/35(a)	5,000,000	5,000,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust Co.
	1.650% 09/01/22(a)	8,400,000	8,400,000
NC State
	Series 2004,
	LIQ FAC: PNC Bank N.A.
	1.670% 03/01/12(a)(c)	10,215,000	10,215,000
NC University of North Carolina Board of Governors
	1.450% 07/09/08	15,000,000	15,000,000
	1.900% 07/09/08	15,600,000	15,600,000
	2.250% 08/04/08	20,000,000	20,000,000
NC University of North Carolina
	Series 2008,
	LIQ FAC: JPMorgan Chase & Co.
	1.670% 12/01/15(a)	1,250,000	1,250,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity,
	Series 2007,
	LOC: Branch Banking & Trust
	1.650% 11/01/32(a)	4,400,000	4,400,000
NORTH CAROLINA TOTAL			228,490,872
OHIO — 4.7%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	1.640% 04/01/18(a)	2,020,000	2,020,000
OH Allen County Hospital Facilities Revenue
	Catholic Healthcare Partners:
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	1.400% 10/01/31(a)	7,000,000	7,000,000
	Series 2008 C,
	LOC: Wachovia Bank N.A.
	1.400% 10/01/31(a)	2,680,000	2,680,000
OH Cambridge Hospital Facilities Revenue
	Southeastern Regional Medical Center,
	Series 2001,
	LOC: National City Bank
	1.930% 12/01/21(a)	10,755,000	10,755,000
OH Cleveland Cuyahoga County Port Authority
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	1.650% 01/01/31(a)	9,995,000	9,995,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Columbus Regional Airport Authority
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.640% 03/01/34(a)	24,750,000	24,750,000
	Series 2005,
	LOC: U.S. Bank N.A.
	1.640% 07/01/35(a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
	A.M. McGregor Home,
	Series 2001,
	LOC: KeyBank N.A.
	1.640% 01/01/32(a)	11,170,000	11,170,000
	Marymount Health Care Systems,
	Series 2005,
	LOC: KeyBank N.A.
	1.650% 08/01/32(a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
	Series 2005,
	LOC: National City Bank
	1.970% 02/01/35(a)	61,650,000	61,650,000
	Sisters Charity Health Systems,
	Series 2000,
	LOC: National City Bank
	1.930% 11/01/30(a)	22,800,000	22,800,000
OH Deutsche Bank Spears/Lifers Trust
	Series 2008:
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	1.630% 01/01/22(a)	2,000,000	2,000,000
	LIQ FAC: Deutsche Bank AG
	1.630% 01/01/28(a)	5,010,000	5,010,000
OH Eclipse Funding Trust
	Series 2006,
	Insured: FGIC,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.650% 12/01/33(a)	2,625,000	2,625,000
OH Franklin County Health Care Facilities Revenue
	Traditions Healthcare,
	Series 2005,
	SPA: U.S. Bank N.A.
	1.640% 06/01/30(a)	20,405,000	20,405,000
OH Hamilton County Health Care Facilities Revenue
	Episcopal Retirement Homes, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	1.630% 06/01/35(a)	5,395,000	5,395,000
OH Hamilton County
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 12/01/32(a)	8,340,000	8,340,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Higher Educational Facility Commission
	Series 2003,
	LOC: Fifth Third Bank
	1.650% 09/01/30(a)	11,675,000	11,675,000
	University Hospitals Health Systems, Inc.:
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	1.430% 01/15/35(a)	12,375,000	12,375,000
	Series 2008 B,
	LOC: RBS Citizens N.A.
	1.490% 01/15/35(a)	17,200,000	17,200,000
	Walsh University,
	Series 2000 B,
	LOC: Fifth Third Bank
	3.060% 09/01/20(a)	670,000	670,000
OH Higher Educational Facility Revenue
	Series 2005,
	LOC: National City Bank
	1.930% 05/01/30(a)	20,000,000	20,000,000
	Tiffin University,
	Series 2007,
	LOC: National City Bank
	1.930% 08/01/22(a)	14,200,000	14,200,000
OH Highland County Hospital Joint Township
	Series 2004,
	LOC: Fifth Third Bank
	1.640% 08/01/24(a)	2,245,000	2,245,000
OH Lucas County Hospital Revenue
	Series 2008 B,
	LOC: UBS AG
	1.450% 11/15/40(a)	10,355,000	10,355,000
OH Lyndhurst Economic Development Revenue
	Series 2002,
	LOC: National City Bank
	1.930% 05/01/27(a)	9,695,000	9,695,000
OH Mahoning County Hospital Facilities Revenue
	Forum Health Obligation Group,
	Series 2002 B,
	LOC: Fifth Third Bank
	1.660% 12/01/27(a)	3,170,000	3,170,000
OH Middleburg Heights Hospital Revenue
	Series 1997,
	LOC: Fifth Third Bank
	1.650% 08/15/22(a)	4,785,000	4,785,000
OH Montgomery County Economic Development Revenue
	Series 1996,
	LOC: National City Bank
	1.930% 05/01/26(a)	7,900,000	7,900,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Montgomery County
	3.710% 06/10/08	25,000,000	24,984,757
	Dayton Art Institute,
	Series 2006,
	LOC: National City Bank
	1.980% 09/01/21(a)	3,340,000	3,340,000
OH Muskingum County Hospital Facilities Revenue
	Genesis Healthcare System,
	Series 2000,
	LOC: National City Bank
	1.930% 12/01/20(a)	12,260,000	12,260,000
OH Salem Civic Facility Revenue
	Series 2001,
	LOC: National City Bank
	1.980% 06/01/27(a)	8,300,000	8,300,000
OH Sandusky County Hospital Facility Revenue
	Memorial Hospital,
	Series 2006,
	LOC: Fifth Third Bank
	1.650% 02/01/30(a)	17,065,000	17,065,000
OH Stark County Port Authority Revenue
	Series 2001,
	LOC: JPMorgan Chase & Co.
	2.300% 12/01/22(a)	3,440,000	3,440,000
OH Summit County Port Authority
	Series 2005,
	LOC: National City Bank
	1.980% 10/01/23(a)	4,260,000	4,260,000
	Summa Enterprise Group,
	Series 2006,
	LOC: Fifth Third Bank
	1.650% 11/01/36(a)	4,810,000	4,810,000
OH Term Tender Custodial Receipts
	Series 2008 L,
	2.600% 11/26/08	13,890,000	13,899,966
OH University
	1.730% 06/09/08	4,000,000	4,000,000
	2.050% 07/10/08	5,500,000	5,500,000
	Series 2005 B,
	1.480% 06/01/35(b)	15,200,000	15,200,000
OH Warren County Economic Development Revenue
	Ralph J. Stolle Countryside,
	Series 2000,
	LOC: Fifth Third Bank
	1.640% 08/01/20(a)	1,580,000	1,580,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2005 B,
	LOC: Barclays Bank PLC
	1.600% 01/01/34(a)	7,215,000	7,215,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Westlake Healthcare Facility Revenue
	Lutheran Home,
	Series 2005,
	LOC: National City Bank
	1.930% 12/01/35(a)	20,975,000	20,975,000
OHIO TOTAL			510,599,723
OKLAHOMA — 0.1%
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	2.350% 06/01/14(a)	1,015,000	1,015,000
OK Water Resource Board
	Series 1995,
	SPA: State Street Bank & Trust Co.
	1.800% 09/01/24(a)	6,485,000	6,485,000
OKLAHOMA TOTAL			7,500,000
OREGON — 0.7%
OR Deschutes County Hospital Facilities Authority
	Cascade Healthcare Community,
	Series 2005 A,
	SPA: Morgan Stanley
	2.750% 01/01/32(a)	58,510,000	58,510,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	LIQ FAC: Merrill Lynch Capital Services
	1.810% 05/01/10(a)	20,035,000	20,035,000
OR State
	Series 2004,
	SPA: Dexia Credit Local
	1.500% 12/01/39(a)	2,250,000	2,250,000
OREGON TOTAL			80,795,000
PENNSYLVANIA — 6.4%
PA Adams County Industrial Development Authority Revenue
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	1.650% 06/01/32(a)	10,275,000	10,275,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	1.620% 05/01/26(a)	22,000,000	22,000,000
	University of Pittsburgh Medical Center:
	Series 2005 B-1,
	1.760% 12/01/16(b)	10,991,000	10,991,000
	Series 2005 B-2,
	1.760% 12/01/35(b)	21,116,000	21,116,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	1.660% 06/01/22(a)	2,550,000	2,550,000
PA Allegheny County Redevelopment Authority
	Series 2001 A,
	LOC: National City Bank
	2.080% 11/01/19(a)	2,615,000	2,615,000
PA Allegheny County Sanitation Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.700% 12/01/37(a)	16,190,000	16,190,000
PA Allegheny County
	Series 2007,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.620% 11/01/26(a)	4,540,000	4,540,000
PA Beaver County Industrial Development Authority
	Firstenergy Generation,
	Series 2006 B,
	LOC: Royal Bank of Scotland
	1.580% 12/01/41(a)	32,500,000	32,500,000
PA Butler County Industrial Development Authority
	Series 2005,
	LOC: National City Bank
	1.980% 09/01/27(a)	4,830,000	4,830,000
PA Delaware County Industrial Development Authority
	General Electric Capital Corp.,
	Series 2007 G,
	1.500% 12/01/31(b)	8,170,000	8,170,000
PA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.630% 10/01/18(a)	5,210,000	5,210,000
	Series 2008,
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG
	1.630% 06/01/34(a)	1,050,000	1,050,000
PA Downingtown Area School District
	Series 2008,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.500% 02/01/19(a)	3,900,000	3,900,000
PA Economic Development Financing Authority
	JC Blair,
	Series 2007 A-1,
	LOC: National City Bank
	1.930% 03/01/19(a)	3,740,000	3,740,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: DEPFA Bank PLC
	1.650% 03/01/24(a)	3,500,000	3,500,000
	Series 1989 D,
	LOC: DEPFA Bank PLC
	1.650% 03/01/24(a)	15,200,000	15,200,000
	Series 1989 F-22,
	LOC: DEPFA Bank PLC
	1.650% 03/01/24(a)	22,200,000	22,200,000
	Series 1989 G18,
	LOC: DEPFA Bank PLC
	1.650% 03/01/24(a)	22,700,000	22,700,000
	Series 1989 H-19,
	LOC: DEPFA Bank PLC
	1.650% 03/01/24(a)	19,000,000	19,000,000
PA Harrisburg Authority
	Series 2001 D,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.670% 03/01/34(a)	1,790,000	1,790,000
	Series 2002 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.670% 03/01/34(a)	8,580,000	8,580,000
PA Higher Educational Facilities Authority
	Series 2005,
	LOC: Sovereign Bank
	1.640% 11/01/36(a)	11,475,000	11,475,000
	Washington/Jefferson College,
	Series 1999 E-5,
	LOC: National City Bank
	1.930% 11/01/29(a)	7,220,000	7,220,000
PA Lackawanna County
	Series 2006 A,
	LOC: PNC Bank N.A.
	1.620% 09/01/29(a)	20,000,000	20,000,000
PA Lancaster Industrial Development Authority
	United Zion Retirement Community,
	Series 2005,
	LOC: Citizens Bank of PA
	1.650% 03/01/24(a)	5,050,000	5,050,000
PA Philadelphia Authority for Industrial Development
	Evangelical Manor,
	Series 2008,
	LOC: Citizens Bank N.A.
	1.650% 10/01/38(a)	5,000,000	5,000,000
	Newcourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	1.620% 03/01/26(a)	19,495,000	19,495,000
	Series 2007 B,
	LOC: JPMorgan Chase Bank,
	LOC: Bank of New York
	1.550% 10/01/30(a)	150,000,000	150,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Philadelphia Gas Works Revenue
	Series 2006,
	Insured: FSA
	1.550% 08/01/31(b)	48,240,000	48,240,000
PA Philadelphia School District
	Series 2008 D-1,
	LOC: PNC Bank N.A.
	1.620% 09/01/21(a)	19,925,000	19,925,000
PA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services:
	1.620% 11/15/37(a)	33,315,000	33,315,000
	2.410% 08/15/42(a)	27,400,000	27,400,000
PA Quakertown General Authority Revenue
	Series 2008,
	1.650% 07/01/34(b)	22,000,000	22,000,000
PA Souderton Area School District
	Series 2007,
	SPA: DEPFA Bank PLC
	1.550% 11/01/24(a)	15,725,000	15,725,000
PA Term Tender Custodial Receipts
	Series 2008 A,
	2.950% 11/14/08	25,330,000	25,346,753
	Series 2008 D,
	2.950% 11/18/08	17,780,000	17,792,067
PA Turnpike Commission
	Series 2008 A-1,
	SPA: JPMorgan Chase Bank
	1.780% 12/01/22(a)	7,830,000	7,830,000
PA University of Pittsburgh
	Series 2000 A,
	SPA: DEPFA Bank PLC:
	1.630% 09/15/13(a)	16,550,000	16,550,000
	1.630% 09/15/29(a)	4,950,000	4,950,000
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	1.640% 01/01/37(a)	4,620,000	4,620,000
PENNSYLVANIA TOTAL			704,580,820
PUERTO RICO — 3.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.620% 08/01/47(a)	20,770,000	20,770,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LIQ FAC: Citibank N.A.,
	GTY AGMT: Citibank N.A.
	1.660% 09/03/09(a)	229,465,000	229,465,000
PR Commonwealth of Puerto Rico Government Development Bank
	Series 1985 B,
	SPA: Credit Suisse
	2.400% 12/01/15(a)	46,445,000	46,445,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/41(a)	15,525,000	15,525,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/33(a)	79,000,000	79,000,000
PUERTO RICO TOTAL			391,205,000
RHODE ISLAND — 0.4%
RI Health & Educational Building Corp.
	Brown University,
	Series 2005 A,
	1.500% 05/01/35(b)	39,100,000	39,100,000
RI Narragansett
	Series 2007,
	3.750% 07/15/08	7,000,000	7,002,208
RHODE ISLAND TOTAL			46,102,208
SOUTH CAROLINA — 1.5%
SC BB&T Municipal Trust
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	1.700% 04/30/16(a)	6,995,000	6,995,000
SC Eclipse Funding Trust
	Series 2007,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.630% 10/01/32(a)	25,065,000	25,065,000
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	1.630% 07/01/14(a)	4,400,000	4,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Jobs Economic Development Authority
	Anderson Area YMCA,
	Series 1999,
	LOC: Branch Banking & Trust
	1.650% 11/01/24(a)	3,180,000	3,180,000
	Health Care Facilities Revenue:
	Baptist Ministries, Inc.,
	Series 2000,
	LOC: National Bank of South Carolina
	1.770% 07/01/20(a)	5,500,000	5,500,000
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	1.650% 02/01/22(a)	13,250,000	13,250,000
	Hospital Facilities Revenue,
	Sisters of Charity Hospitals,
	Series 2002,
	LOC: Wachovia Bank N.A.
	1.650% 11/01/32(a)	3,700,000	3,700,000
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	1.650% 06/01/18(a)	2,200,000	2,200,000
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Series 2004 B-3,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	2.630% 01/01/34(a)	18,055,000	18,055,000
	Series 2004 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.600% 01/01/34(a)	31,750,000	31,750,000
SC Public Service Authority
	2.150% 07/08/08	7,410,000	7,410,000
	Series 2002,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.630% 07/01/10(a)	10,185,000	10,185,000
SC Term Tender Custodial Receipts
	Series 2008 B,
	LOC: Branch Banking & Trust
	2.650% 01/15/09	30,000,000	30,037,426
SOUTH CAROLINA TOTAL			161,727,426
TENNESSEE — 3.0%
TN Clarksville Public Building Authority
	Series 2008,
	LOC: SunTrust Bank
	1.600% 07/01/24(a)	13,000,000	13,000,000
TN Collierville Industrial Development Board
	St. George’s High School,
	Series 2001,
	LOC: Regions Bank
	1.620% 08/01/31(a)	19,475,000	19,475,000
TN Energy Acquisition Corp.
	Series 2006,
	LIQ FAC: Goldman Sachs
	1.630% 09/01/26(a)	54,626,872	54,626,872

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Hendersonville Industrial Development Board
	Series 2007 A,
	LOC: Fifth Third Bank
	1.640% 05/01/36(a)	7,500,000	7,500,000
TN McMinn County Industrial Development Board
	Tennessee Wesleyan College,
	Series 2006,
	LOC: AmSouth Bank
	1.640% 11/01/36(a)	4,750,000	4,750,000
TN Memphis-Shelby County Sports Authority, Inc.
	Series 2007 B,
	SPA: Dexia Credit Local
	2.000% 11/01/29(a)	14,525,000	14,525,000
TN Metropolitan Government Nashville & Davidson County
	2.050% 06/09/08	26,030,000	26,030,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
	The Blakeford at Green Hills,
	Series 2005,
	LOC: Fifth Third Bank
	1.640% 07/01/16(a)	6,000,000	6,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
	Nashville Apartment Properties,
	Series 1995,
	LOC: AmSouth Bank
	1.700% 09/01/15(a)	2,655,000	2,655,000
TN Municipal Energy Acquisition Corp.
	Series 2006,
	LOC: JPMorgan Chase & Co.,
	LIQ FAC: JPMorgan Chase & Co.
	1.670% 06/01/08(b)	102,650,000	102,650,000
TN Oak Ridge Industrial Development Board
	ORAU Foundation,
	Series 2007,
	LOC: Allied Irish Bank PLC
	1.650% 09/01/38(a)	28,150,000	28,150,000
TN SCA Tax-Exempt Trust
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	1.630% 01/01/30(a)	12,245,000	12,245,000
TN Shelby County Health, Educational & Housing Facilities Board
	Gateway Willowbrook LLC,
	Series 2007 A-1,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.650% 12/15/37(a)	8,310,000	8,310,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	Memphis University School Project,
	Series 2002,
	LOC: SunTrust Bank
	1.620% 10/01/22(a)	4,470,000	4,470,000
	St. Benedict Auburndale School,
	Series 2003,
	LOC: AmSouth Bank
	1.620% 05/01/33(a)	4,830,000	4,830,000
TN Shelby County
	Series 2006,
	1.550% 03/01/31(b)	18,000,000	18,000,000
TN State
	1.000% 08/13/08	1,500,000	1,500,000
TN Williamson County Industrial Development Board
	St. Matthew Catholic Church,
	Series 2004,
	LOC: SunTrust Bank
	1.650% 07/01/24(a)	2,520,000	2,520,000
TENNESSEE TOTAL			331,236,872
TEXAS — 15.3%
TX Affordable Housing Corp.
	Multi-Family Housing Revenue,
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Branch Banking & Trust
	1.630% 03/01/32(a)	52,238,288	52,238,288
TX Ames Higher Education Facilities Corp.
	Southwest Austin Catholic School,
	Series 2003,
	LOC: Allied Irish Bank PLC
	1.700% 12/01/33(a)	5,220,000	5,220,000
TX Arlington
	Series 2005 B,
	SPA: DEPFA Bank PLC
	1.750% 08/15/35(a)	101,845,000	101,845,000
TX Austin
	1.900% 06/06/08	11,886,000	11,886,000
	1.950% 06/10/08	2,970,000	2,970,000
TX BB&T Municipal Trust
	Series 2007,
	LIQ FAC: Branch Banking & Trust
	1.700% 12/15/26(a)	16,695,000	16,695,000
TX Bell County Health Facility Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-2,
	Insured: MBIA,
	SPA: Chase Bank of Texas N.A.
	1.700% 08/15/29(a)	8,480,000	8,480,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Bexar County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 1996,
	Guarantor: GNMA,
	LOC: Northern Trust Co.
	1.770% 06/01/28(a)	10,375,000	10,375,000
TX Brazos County Health Facility Development Corp.
	Series 2005,
	LIQ FAC: Lloyds TSB Bank PLC
	1.610% 01/01/19(a)	27,175,000	27,175,000
TX Capital Area Cultural Education Facilities Finance Corp.
	Roman Catholic Diocese Austin,
	Series 2005,
	LOC: Wachovia Bank N.A.
	1.550% 04/01/45(a)	61,840,000	61,840,000
TX Carroll Independent School District
	Series 2008,
	Guarantor: PSFG,
	SPA: Wachovia Bank N.A.
	1.680% 02/15/26(a)	7,195,000	7,195,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: Merrill Lynch Capital Services
	2.540% 03/01/36(a)	10,740,000	10,740,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.630% 08/15/29(a)	34,780,000	34,780,000
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	1.630% 12/01/28(a)	2,475,000	2,475,000
	Series 2008:
	Guarantor: PSFG,
	LIQ FAC: Deutsche Bank AG:
	1.630% 08/15/19(a)	2,790,000	2,790,000
	1.630% 02/15/25(a)	4,245,000	4,245,000
	1.630% 02/15/28(a)	11,485,000	11,485,000
	Insured: FGIC,
	LIQ FAC: Deutsche Bank AG
	1.630% 11/15/25(a)	4,600,000	4,600,000
	LIQ FAC: Deutsche Bank AG:
	1.630% 02/15/27(a)	38,155,000	38,155,000
	1.630% 02/01/32(a)	16,745,000	16,745,000
	1.630% 02/15/37(a)	7,805,000	7,805,000
	1.630% 02/15/38(a)	3,525,000	3,525,000
	1.630% 03/15/38(a)	8,690,000	8,690,000
TX DFA Municipal Trust
	Series 2008,
	LOC: DEPFA Bank PLC
	1.920% 01/01/25(a)	35,000,000	35,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Grand Prairie Housing Finance Corp.
	General Electric Capital Corp.,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	1.700% 06/01/10(a)	9,600,000	9,600,000
	Windbridge Grand Prairie,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	1.700% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	1.700% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
	Good Shepherd Health System,
	Series 2004,
	LOC: KBC Bank N.V.
	1.620% 10/01/15(a)	20,440,000	20,440,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.650% 02/15/23(a)	4,955,000	4,955,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.650% 02/15/23(a)	2,540,000	2,540,000
TX Harris County Flood Control District
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 10/01/14(a)	3,945,000	3,945,000
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 2005 A-2,
	Insured: AMBAC,
	LOC: Wachovia Bank N.A.
	2.850% 07/01/31(a)	37,925,000	37,925,000
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.850% 10/01/29(a)	5,550,000	5,550,000
	Texas Medical Center:
	Series 2001,
	Insured: MBIA,
	SPA: Chase Manhattan Bank
	1.700% 09/01/31(a)	28,800,000	28,800,000
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.700% 05/01/35(a)	34,300,000	34,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County
	0.850% 07/11/08	18,605,000	18,605,000
	Series 2008 A,
	LIQ FAC: Societe Generale
	1.630% 08/15/35(a)	12,640,000	12,640,000
TX Hockley County Industrial Development Corp.
	Amoco Oil Co.:
	Series 1983,
	1.750% 03/01/14(b)	31,000,000	31,000,000
	Series 1985,
	2.000% 11/01/19(b)	19,300,000	19,300,000
TX Houston Independent School District
	Series 1999 A,
	Guarantor: PSFG,
	Pre-refunded 02/15/09
	5.250% 02/15/17	3,150,000	3,226,985
TX Hunt Memorial Hospital District
	Presbyterian Hospital of Greenville,
	Series 1998,
	Insured: FSA,
	SPA: Chase Bank of Texas N.A.
	1.700% 08/15/17(a)	9,350,000	9,350,000
TX Klein Independent School District
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Wells Fargo Bank N.A.
	1.630% 08/01/31(a)	12,805,000	12,805,000
TX Leander Independent School District
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.670% 08/15/25(a)	3,200,000	3,200,000
TX Lehman Municipal Trust Receipts
	Series 2008,
	LIQ FAC: Lehman Liquidity Co.:
	1.880% 08/15/33(a)	18,175,000	18,175,000
	1.980% 06/01/23(a)	27,705,000	27,705,000
TX Municipal Gas Acquisition & Supply Corp. I
	Series 2007,
	LIQ FAC: Morgan Stanley
	1.790% 12/15/17(a)	170,800,000	170,800,000
TX North Central Health Facility Development Corp.
	Baylor Health Care System,
	Series 1995,
	6.250% 05/15/09	9,500,000	9,869,953
TX North Tollway Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.650% 01/01/28(a)	10,060,000	10,060,000
TX Oakbend Medical Center Hospital Revenue
	Series 2008,
	LOC: Regions Bank
	1.460% 12/01/38(a)	6,250,000	6,250,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)

TX Public Finance Authority Revenue
	1.900% 06/03/08	9,200,000	9,200,000
	Series 2003,
	Insured: FSA,
	Escrowed to Maturity
	5.000% 06/15/08	11,170,000	11,180,010
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services:
	1.620% 09/15/17(a)	69,865,000	69,865,000
	1.640% 09/15/17(a)	24,990,000	24,990,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	1.640% 08/01/32(a)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word Project,
	Series 2001,
	LOC: Bank One N.A.
	1.850% 12/01/21(a)	6,910,000	6,910,000
TX San Antonio
	Series 2007,
	SPA: Wachovia Bank N.A.
	1.780% 02/01/25(a)(c)	5,435,000	5,435,000
TX San Marcos Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG,
	SPA: Merrill Lynch Capital Services
	1.620% 08/01/26(a)	6,075,000	6,075,000
TX Southwest Higher Education Authority
	Southern Methodist University,
	Series 2006,
	SPA: Bank of New York
	1.660% 10/01/36(a)	58,762,000	58,762,000
TX State
	Series 2003,
	5.000% 10/01/08	1,300,000	1,316,622
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	1.910% 04/01/30(a)	7,490,000	7,490,000
	Series 2006 B,
	1.500% 04/01/36(b)	16,800,000	16,800,000
	Series 2006,
	LIQ FAC: Bank of New York
	1.670% 10/01/14(a)(c)	1,760,000	1,760,000
	Series 2007 A,
	LIQ FAC: Societe Generale
	1.630% 04/01/37(a)	35,000,000	35,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Series 2007,
	4.500% 08/28/08	156,000,000	156,287,071
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 04/01/15(a)	4,250,000	4,250,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	VLY Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	1.550% 09/01/30(a)	10,800,000	10,800,000
TX Transportation Commission
	Series 2008 C,
	SPA: Bank of New York
	1.660% 10/01/19(a)	7,325,000	7,325,000
TX Turnpike Authority
	Series 2002 B,
	SPA: DEPFA Bank PLC
	2.850% 08/15/42(a)	100,915,000	100,915,000
TX United Independent School District
	Series 2008,
	Guarantor: PSFG,
	SPA: Wachovia Bank N.A.
	1.680% 08/15/24(a)	4,985,000	4,985,000
TX University Board of Rights
	1.650% 08/06/08	22,900,000	22,900,000
	2.050% 07/07/08	10,013,000	10,013,000
TX University of Texas Permanent University Fund
	1.500% 07/07/08	2,000,000	2,000,000
	Series 2007,
	LIQ FAC: Rabobank Nederland
	1.610% 07/01/26(a)(c)	16,658,500	16,658,500
TX University of Texas Systems Revenue
	2.700% 06/06/08	25,000,000	25,000,000
	2.750% 06/06/08	19,000,000	19,000,000
TX University
	2.580% 06/06/08	20,001,000	20,001,000
	Series 2007,
	LIQ FAC: Citibank N.A.
	1.600% 07/01/35(a)	3,595,000	3,595,000
TX Water Development Board Revenue
	Series 2007 A,
	SPA: JPMorgan Chase Bank
	1.600% 07/15/19(a)	6,071,000	6,071,000
TX Williamson County
	Series 2001 188,
	Insured: FSA,
	LIQ FAC: JPMorgan Chase & Co.
	1.670% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL			1,682,810,429

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — 1.1%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.600% 08/15/39(a)	4,240,000	4,240,000
UT Intermountain Power Agency
	1.350% 07/07/08	63,200,000	63,200,000
	Series 1985 E,
	Insured: AMBAC,
	SPA: Morgan Stanley
	3.400% 07/01/18(a)	24,200,000	24,200,000
UT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	1.630% 06/15/31(a)	5,210,000	5,210,000
	Series 2008,
	LIQ FAC: Merrill Lynch
	1.610% 06/15/32(a)	9,995,000	9,995,000
UT St. George Industrial Development Revenue
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.670% 08/01/11(a)	1,425,000	1,425,000
UT Weber County Housing Authority
	Series 2001,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.600% 11/01/39(a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
	Johnson Matthey, Inc.,
	Series 1987,
	LOC: HSBC Bank USA N.A.
	1.450% 12/01/11(a)	6,600,000	6,600,000
UTAH TOTAL			117,500,000
VERMONT — 0.1%
VT Educational & Health Buildings Financing Agency
	Fletcher Allen Health Care,
	Series 2008 A,
	LOC: TD BankNorth N.A.
	1.520% 12/01/30(a)	9,115,000	9,115,000
VERMONT TOTAL			9,115,000
VIRGINIA — 1.9%
VA Alexandria Industrial Development Authority
	American Society Clinical Center,
	Series 2008 B,
	LOC: SunTrust Bank
	1.670% 10/01/43(a)	15,025,000	15,025,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA BB&T Municipal Trust
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	1.700% 06/15/15(a)	37,995,000	37,995,000
VA Chesapeake Bay Bridge & Tunnel District
	Series 2008 A,
	LOC: Branch Banking & Trust
	1.650% 05/28/21(a)	6,500,000	6,500,000
VA Commonwealth Transportation Board
	Series 2002,
	LIQ FAC: Morgan Stanley
	1.620% 05/15/19(a)(c)	14,224,500	14,224,500
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust Co.
	1.650% 07/01/29(a)	4,090,000	4,090,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	1.740% 02/01/26(a)	6,800,000	6,800,000
VA Pocahontas Parkway Association
	Series 1998 B,
	Pre-refunded 08/15/08
	2.951% 08/15/25	22,600,000	8,562,372
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	1.650% 12/01/33(a)	10,935,000	10,935,000
VA Suffolk Industrial Development Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.600% 11/01/35(a)	98,475,000	98,475,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	1.650% 01/01/35(a)	3,000,000	3,000,000
VIRGINIA TOTAL			205,606,872
WASHINGTON — 1.6%
WA Bellevue
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 12/01/34(a)	11,730,000	11,730,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	1.630% 01/01/28(a)	7,130,000	7,130,000
	1.630% 01/01/30(a)	9,930,000	9,930,000
WA Eclipse Funding Trust
	Series 2007,
	Insured: MBIA,
	LIQ FAC: U.S. Bank N.A.,
	LOC: U.S. Bank N.A.
	1.650% 12/01/31(a)	3,395,000	3,395,000
WA Health Care Facilities Authority
	Catholic Health Initiatives,
	Series 2007 A-3,
	1.600% 12/01/36(b)	6,600,000	6,600,000
	Multicare Health System,
	Series 2007 C,
	Insured: FSA,
	SPA: U.S. Bank N.A.
	1.550% 08/15/41(a)	16,900,000	16,900,000
	Seattle Cancer Care,
	Series 2005,
	LOC: KeyBank N.A.
	1.730% 03/01/35(a)	11,985,000	11,985,000
	Sisters of St. Joseph,
	Series 1993,
	SPA: U.S. Bank N.A.
	2.000% 04/01/18(a)	13,475,000	13,475,000
WA Housing Finance Commission
	Series 1988,
	LOC: Harris Trust & Savings Bank
	1.680% 01/01/10(a)	11,800,000	11,800,000
	Series 2008:
	LIQ FAC: Citigroup Financial Products:
	1.780% 07/01/40(a)	18,810,000	18,810,000
	1.930% 01/01/38(a)	5,455,000	5,455,000
	LOC: KeyBank N.A.
	1.700% 04/01/43(a)	4,000,000	4,000,000
WA King County School District No. 412 Shoreline
	Series 2008,
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	1.670% 12/01/24(a)	2,700,000	2,700,000
WA King County Sewer Revenue
	Series 2006 A,
	Insured: MBIA,
	SPA: KBC Bank N.V.
	2.000% 01/01/36(a)	13,100,000	13,100,000
WA King County
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 01/01/16(a)	7,600,000	7,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Public Power Supply Systems No. 3
	Series 1998 3A,
	Insured: MBIA,
	SPA: Dexia Credit Local
	1.950% 07/01/18(a)	28,390,000	28,390,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	1.650% 05/01/19(a)	2,030,000	2,030,000
WA State
	Series 2008,
	LIQ FAC: Citibank N.A.
	1.620% 01/01/33(a)(c)	2,900,000	2,900,000
WASHINGTON TOTAL			177,930,000
WEST VIRGINIA — 0.3%
WV Brooke County Commission
	Series 2008,
	LOC: PNC Bank N.A.
	1.620% 12/01/37(a)	4,100,000	4,100,000
WV Cabell County University Facilities Revenue
	Marshall LLC,
	Series 2007 A,
	LOC: Regions Bank
	1.620% 07/01/39(a)	26,500,000	26,500,000
WEST VIRGINIA TOTAL			30,600,000
WISCONSIN — 3.2%
WI Appleton Industrial Development Revenue
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	1.650% 12/15/09(a)	2,305,000	2,305,000
WI Health & Educational Facilities Authority
	Aurora St. Luke’s Medical Center,
	Series 1987,
	LOC: Kredietbank N.V.
	1.620% 12/01/17(a)	25,000,000	25,000,000
	Series 2005 B,
	Insured: AMBAC,
	SPA: Morgan Stanley
	1.700% 04/01/30(a)	116,225,000	116,225,000
WI Milwaukee
	0.950% 08/08/08	4,000,000	4,000,000
	0.950% 10/09/08	6,000,000	6,000,000
WI Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Bank of New York
	1.610% 08/15/27(a)	74,665,000	74,665,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI School Districts Cash Flow
	Series 2007 B,
	LOC: U.S. Bank N.A.,
	GIC: TransAmerican Occidental
	4.000% 10/30/08	25,000,000	25,093,419
WI State
	1.200% 07/08/08	2,000,000	2,000,000
	1.550% 06/06/08	11,300,000	11,300,000
	1.580% 07/09/08	24,000,000	24,000,000
WI Transportation Revenue
	1.550% 06/12/08	6,000,000	6,000,000
	2.100% 08/12/08	37,149,000	37,149,000
	3.050% 07/08/08	14,675,000	14,675,000
	Series 1993 A,
	4.750% 07/01/08	1,000,000	1,002,959
WISCONSIN TOTAL			349,415,378
WYOMING — 0.1%
WY Lincoln County Pollution Control Revenue
	BP Amoco PLC,
	Series 1983,
	2.300% 10/01/12(b)	15,200,000	15,221,661
WYOMING TOTAL			15,221,661

	Total Municipal Bonds (cost of $11,050,570,214)		11,050,570,214
Commercial Paper — 0.3%
GA Municipal Electric Authority
	1.450% 07/09/08	38,100,000	38,100,000

	Total Commercial Paper (cost of $38,100,000)		38,100,000
Short-Term Obligations — 0.6%
VARIABLE RATE DEMAND NOTES — 0.6%
Eagle Tax-Exempt Trust
	Series 2002,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	1.660% 07/01/18(a)	8,915,000	8,915,000
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	1.750% 10/01/35(a)	49,900,000	49,900,000
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 B,
	SPA: JPMorgan Chase Bank
	1.650% 06/01/41(a)	3,495,000	3,495,000

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES — (continued)
Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	2.520% 08/15/22(a)	6,275,000	6,275,000
VARIABLE RATE DEMAND NOTES TOTAL			68,585,000

	Total Short-Term Obligations (cost of $68,585,000)		68,585,000

	Total Investments — 101.7% (cost of $11,157,255,214)(d)		11,157,255,214

	Other Assets & Liabilities, Net — (1.7)%		(190,449,641)

	Net Assets — 100.0%		10,966,805,573

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid, amounted to $169,538,000, which represents 1.5% of net assets.

(d)	Cost for federal income tax purposes is $11,157,255,214.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Corporate Bonds – 36.2%
Acme Paper & Supply Co.
	LOC: Wachovia Bank N.A.
	3.320% 09/15/20(a)	2,640,000	2,640,000
AIG Matched Funding Corp.
	2.602% 09/24/08(b)(c)	475,000,000	475,000,000
	2.808% 10/06/08(b)(c)	1,110,000,000	1,110,000,000
Alliance & Leicester PLC
	2.694% 09/05/08(b)(c)	500,000,000	500,000,000
Arogas, Inc.
	LOC: Wachovia Bank N.A.
	3.270% 12/01/10(a)	4,295,000	4,295,000
Asscher Finance Corp.
	5.500% 07/16/08(c)(d)	264,230,000	264,230,000
Atlanta Bread Co. International, Inc.
	LOC: Columbus Bank & Trust Co.
	3.000% 09/01/23(a)	1,610,000	1,610,000
Axon Financial Funding LLC
	2.080% 05/02/08(b)(c)(d)(e)(f)(g) (amortized cost of $150,000,000)	150,000,000	121,500,000
	2.803% 06/02/08(b)(c)(d)(e)(f)(g) (amortized cost of $100,000,000)	100,000,000	81,000,000
Banque Federative du Credit Mutuel
	2.560% 09/13/08(b)(c)	500,000,000	500,000,000
Basic Water Co. SPE1 LLC
	LOC: U.S. Bank N.A.
	2.670% 08/01/24(a)	6,102,000	6,102,000
Berks Medical Realty LP
	LOC: Wachovia Bank N.A.
	3.230% 03/01/26(a)	4,000,000	4,000,000
BF Ft. Myers, Inc.
	LOC: Fifth Third Bank
	2.700% 11/01/17(a)	11,015,000	11,015,000
Bluegrass Wireless LLC
	LOC: Fifth Third Bank
	2.700% 02/01/12(a)	4,900,000	4,900,000
BNP Paribas
	2.719% 08/19/08(b)(c)	325,000,000	325,000,000
	2.770% 06/16/08(b)	350,000,000	350,000,000
Boozer Lumber
	LOC: Wachovia Bank N.A.
	2.630% 10/01/17(a)	2,845,000	2,845,000

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
Brookwood Baptist Church
	LOC: AmSouth Bank N.A.
	2.630% 12/01/23(a)	4,070,000	4,070,000
Brosis Finance LLC
	LOC: Branch Banking & Trust Co.
	2.500% 09/01/24(a)	7,700,000	7,700,000
Cheyne Finance LLC
	2.063% 01/15/08(b)(c)(d)(e)(f)(g) (amortized cost of $81,730,106)	81,730,106	60,480,279
	2.065% 12/17/07(b)(c)(d)(e)(f)(g) (amortized cost of $122,490,598)	122,490,598	90,643,042
	2.065% 02/08/08(b)(c)(d)(e)(f)(g) (amortized cost of $81,553,309)	81,553,309	60,349,449
	2.065% 05/15/08(b)(c)(d)(e)(f)(g) (amortized cost of $81,574,941)	81,574,942	60,365,457
	2.068% 06/16/08(b)(c)(d)(e)(f)(g) (amortized cost of $81,664,707)	81,665,455	60,432,437
	2.075% 10/25/07(b)(c)(d)(e)(f)(g) (amortized cost of $15,081,996)	15,081,996	11,160,677
Congregation Mkor Shalom
	LOC: Wachovia Bank N.A.
	3.270% 06/01/23(a)	1,900,000	1,900,000
Credit Agricole SA
	2.910% 08/22/08(b)(c)	500,000,000	500,000,000
Crestmont Realty Corp.
	LOC: Fifth Third Bank
	2.700% 11/01/22(a)	3,880,000	3,880,000
Fannin and Fannin LLC
	LOC: Fifth Third Bank
	2.700% 12/01/24(a)	1,765,000	1,765,000
Fifth Third Bancorp
	2.414% 09/22/08(b)(c)	50,000,000	50,000,000
First Tennessee Bank National Association
	2.518% 09/16/08(b)(c)	250,000,000	250,000,000
Goldman Sachs Group, Inc.
	2.584% 09/12/08(b)(c)	219,500,000	219,500,000
	2.610% 08/13/08(b)	750,000,000	750,000,000
	2.886% 08/18/08(b)	200,000,000	200,000,000
Greene River Packing, Inc.
	LOC: Wachovia Bank N.A.
	3.320% 11/01/16(a)	900,000	900,000
HBOS Treasury Services PLC
	2.898% 01/30/09(b)(c)	60,000,000	60,000,000
Irish Life & Permanent PLC
	2.460% 09/19/08(b)(c)	400,000,000	400,000,000

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
Issuer Entity LLC
	2.581% 10/30/08(b)(e)(f)(g)(h) (amortized cost of $50,063,246)	50,063,246	32,255,749
Johnson Bible College
	LOC: AmSouth Bank N.A.
	3.380% 09/01/18(a)	1,700,000	1,700,000
K2 (USA) LLC
	2.080% 08/01/08(b)(c)	300,000,000	299,985,000
Kingston Care Center of Sylvania
	LOC: JPMorgan Chase Bank
	2.900% 05/01/33(a)	11,160,000	11,160,000
L.E. Pope Building Co.
	LOC: Wachovia Bank N.A.
	3.270% 11/01/13(a)	6,370,000	6,370,000
Lehman Brothers Holdings, Inc.
	2.699% 01/14/09(b)(f)	400,000,000	400,000,000
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	2.370% 02/01/18(a)	100,700,000	100,700,000
Manor Homes Holdings LLC
	LOC: Wachovia Bank N.A.
	2.700% 06/01/23(a)	4,610,000	4,610,000
Marital Trust
	LOC: AmSouth Bank N.A.
	2.630% 12/01/09(a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
	2.533% 08/22/08(b)	710,000,000	710,000,000
	2.654% 12/12/08(b)	625,000,000	625,000,000
	2.658% 12/17/08(b)	444,500,000	444,500,000
	2.748% 08/22/08(b)	80,500,000	80,299,565
Michael J. Barry
	LOC: AmSouth Bank N.A.
	2.630% 11/01/24(a)	4,435,000	4,435,000
MOB Management Two LLC
	2.670% 12/01/26(b)	16,930,000	16,930,000
Morgan Stanley
	2.483% 12/26/08(b)	565,200,000	565,221,697
	2.804% 10/03/08(b)	499,000,000	499,000,000
	2.874% 02/03/09(b)	879,430,000	879,430,000
Morgan Stanley Asset Funding, Inc.
	2.825% 12/05/08(b)	1,000,000,000	1,000,000,000
National Australia Bank Ltd.
	2.569% 07/18/08(b)(c)	500,000,000	500,000,000

3

		Par ($)	Value ($)
Corporate Bonds – (continued)
National Rural Utilities Cooperative Finance Corp.
	2.838% 09/01/08(b)	401,500,000	401,500,000
Natixis NY
	2.734% 09/08/08(b)(c)	700,000,000	700,000,000
Nordea Bank AB
	2.621% 09/08/08(b)(c)	300,000,000	300,000,000
Northern Rock PLC
	2.754% 09/04/08(b)(c)	1,111,000,000	1,111,000,000
	3.080% 10/08/08(b)(c)	101,500,000	101,500,000
Pearlstine Distributors, Inc.
	LOC: Wachovia Bank N.A.
	3.310% 03/01/23(a)	3,890,000	3,890,000
Persimmon Ridge Golf Course
	LOC: Fifth Third Bank
	2.700% 04/01/14(a)	2,000,000	2,000,000
RDR Investment Co. LLC
	LOC: Wachovia Bank N.A.
	3.370% 11/01/19(a)	1,375,000	1,375,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	3.280% 06/01/26(a)	2,250,000	2,250,000
RH Sheppard Co., Inc.
	LOC: Wachovia Bank N.A.
	2.480% 06/01/11(a)	14,680,000	14,680,000
Schulte Corp.
	LOC: Fifth Third Bank
	2.700% 09/01/24(a)	2,645,000	2,645,000
Security Self-Storage, Inc.
	LOC: Fifth Third Bank
	2.700% 05/01/35(a)	2,700,000	2,700,000
Servaas, Inc.
	LOC: Fifth Third Bank
	2.700% 03/01/13(a)	5,190,000	5,190,000
Shephard Family Trust
	LOC: Columbus Bank & Trust Co.
	2.660% 05/01/24(a)	7,905,000	7,905,000
Shepherd Capital LLC
	LOC: Wachovia Bank N.A.
	3.320% 03/15/49(a)	10,000	10,000
Sigma Finance, Inc.
	5.500% 07/16/08(c)(d)(f)(g) (amortized cost of $300,000,000)	300,000,000	297,840,000

4

		Par ($)	Value ($)
Corporate Bonds – (continued)
SJD Service Co.
	LOC: Fifth Third Bank
	2.700% 10/01/23(a)	2,560,000	2,560,000
Smith of Georgia LLC
	LOC: Fifth Third Bank
	2.700% 12/01/24(a)	10,625,000	10,625,000
Southland Tube, Inc.
	LOC: Wachovia Bank N.A.
	2.660% 06/01/10(a)	3,420,000	3,420,000
Supreme Beverage Co.
	LOC: AmSouth Bank N.A.
	2.630% 04/01/19(a)	4,400,000	4,400,000
Unicredito Italiano Bank Ireland
	2.534% 09/12/08(b)(c)	900,000,000	900,000,000
	2.549% 09/12/08(b)(c)	650,000,000	650,000,000
	2.651% 09/08/08(b)(c)	1,100,000,000	1,100,000,000
	2.706% 08/08/08(b)(c)	300,000,000	300,000,000
Victoria Finance LLC
	2.065% 04/11/08(b)(c)(d)(e)(f)(g) (amortized cost of $100,000,000)	100,000,000	82,000,000
	2.065% 04/15/08(b)(c)(d)(e)(f)(g) (amortized cost of $100,000,000)	100,000,000	82,000,000
	2.320% 03/25/08(b)(c)(d)(e)(f)(g) (amortized cost of $100,000,000)	100,000,000	82,000,000
	2.393% 08/22/08(b)(c)(d)(e)(f)(g) (amortized cost of $200,000,000)	200,000,000	164,000,000
	2.886% 07/28/08(b)(c)(d)(e)(f)(g) (amortized cost of $99,996,894)	100,000,000	82,000,000
Wells Fargo & Co.
	2.594% 01/14/09(b)(c)	95,000,000	95,000,000
Wells Fargo Bank N.A.
	2.360% 08/22/08	49,450,000	49,450,000
West Ridge Enterprises
	LOC: Wachovia Bank N.A.
	3.270% 12/01/13(a)	4,945,000	4,945,000
Westgate Investment Fund
	LOC: Wells Fargo Bank N.A.
	2.430% 02/01/12(a)	2,260,000	2,260,000
Westpac Banking Corp.
	2.871% 07/11/08(b)(c)	288,750,000	288,750,000
Whistlejacket Capital Ltd.
	2.060% 04/24/08(b)(c)(d)(e)(f)(g) (amortized cost of $147,500,000)	147,500,000	146,983,750
	2.060% 06/09/08(b)(c)(d)(e)(f)(g) (amortized cost of $99,999,348)	100,000,000	99,650,000

5

		Par ($)	Value ($)
Corporate Bonds – (continued)
Wickersham Entity LLC
	2.698% 05/14/09(b)(f)	180,000,000	180,000,000
Zoological Society of Philadelphia
	LOC: Wachovia Bank N.A.
	2.480% 06/01/18(a)	7,925,000	7,925,000

	Total Corporate Bonds (cost of $20,331,328,406)		20,034,334,102
Commercial Paper – 19.9%
CAFCO LLC
	2.820% 06/13/08(c)(i)	185,000,000	184,826,100
Cancara Asset Securitisation LLC
	2.450% 06/02/08(c)(i)	138,000,000	137,990,608
	2.800% 07/11/08(c)(i)	355,345,000	354,239,482
	2.800% 07/15/08(c)(i)	361,000,000	359,764,578
Chariot Funding LLC
	2.450% 06/02/08(c)(i)	201,042,000	201,028,318
	2.550% 06/09/08(c)(i)	101,242,000	101,184,630
	2.550% 06/20/08(c)(i)	174,421,000	174,186,259
Charta Corp.
	2.600% 06/12/08(c)(i)	298,800,000	298,562,620
Cheyne Finance LLC
	2.694% 01/18/08(b)(c)(d)(e)(f)(g) (amortized cost of $61,102,043)	61,102,043	45,215,512
Ciesco LLC
	2.530% 07/16/08(c)(i)	138,000,000	137,563,575
	2.530% 07/17/08(c)(i)	100,000,000	99,676,722
	2.600% 06/12/08(c)(i)	250,000,000	249,801,389
Citigroup Funding, Inc.
	2.780% 09/02/08(i)	400,000,000	397,127,333
	2.780% 09/03/08(i)	347,000,000	344,481,166
	2.780% 09/04/08(i)	248,750,000	246,925,142
	3.055% 08/25/08(i)	215,000,000	213,449,163
	3.240% 06/02/08(i)	342,000,000	341,969,220
	3.240% 06/03/08(i)	200,000,000	199,964,000
Clipper Receivables Co. LLC
	2.640% 07/14/08(c)(i)	6,000,000	5,981,080
	2.750% 06/04/08(c)(i)	89,326,000	89,305,530
	2.820% 06/12/08(c)(i)	151,000,000	150,869,888
	2.875% 08/15/08(c)(i)	140,000,000	139,161,458
CRC Funding LLC
	2.580% 08/04/08(c)(i)	46,305,000	46,092,614
	2.600% 08/21/08(c)(i)	250,000,000	248,537,500

6

		Par ($)	Value ($)
Commercial Paper – (continued)
	2.600% 08/22/08(c)(i)	101,000,000	100,401,856
	2.820% 06/13/08(c)(i)	216,000,000	215,796,960
Dexia Delaware LLC
	2.690% 08/14/08(i)	110,000,000	109,391,761
	2.720% 07/10/08(i)	1,050,000,000	1,046,906,000
Eureka Securitization, Inc.
	2.670% 08/14/08(c)(i)	25,000,000	24,862,792
Falcon Asset Securitization Co. LLC
	2.450% 07/21/08(c)(i)	1,030,000	1,026,495
	2.550% 06/09/08(c)(i)	101,242,000	101,184,630
Gemini Securitization Corp. LLC
	2.620% 08/27/08(c)(i)	6,000,000	5,962,010
General Electric Capital Corp.
	2.820% 09/22/08(i)	150,000,000	148,672,250
	2.820% 09/23/08(i)	645,000,000	639,240,150
Govco LLC
	2.600% 08/11/08(c)(i)	85,000,000	84,564,139
	2.600% 08/15/08(c)(i)	100,000,000	99,458,333
	2.980% 06/17/08(c)(i)	59,242,000	59,163,537
	3.000% 06/24/08(c)(i)	75,000,000	74,856,250
Grampian Funding LLC
	2.650% 08/28/08(c)(i)	30,000,000	29,805,667
	2.680% 08/21/08(c)(i)	60,000,000	59,638,200
	2.930% 06/12/08(c)(i)	370,000,000	369,668,747
JPMorgan Chase & Co.
	2.640% 07/16/08(i)	1,057,000,000	1,053,511,900
Jupiter Securitization Co. LLC
	2.550% 06/16/08(c)(i)	101,293,000	101,185,376
Mazarin Funding Corp.
	2.070% 08/01/08(b)(c)(d)	100,000,000	99,993,333
Old Line Funding LLC
	2.650% 06/19/08(c)(i)	13,000,000	12,982,775
Park Avenue Receivables Corp.
	2.550% 06/09/08(c)(i)	100,000,000	99,943,333
	2.550% 06/12/08(c)(i)	175,457,000	175,320,290
Scaldis Capital LLC
	2.650% 08/18/08(c)(i)	95,000,000	94,454,542
	2.660% 08/05/08(c)(i)	6,000,000	5,971,183
	2.830% 07/14/08(c)(i)	400,000,000	398,647,889
Solitaire Funding LLC
	2.680% 08/12/08(c)(i)	100,000,000	99,464,000
	2.680% 08/26/08(c)(i)	30,000,000	29,807,933

7

		Par ($)	Value ($)
Commercial Paper – (continued)
	2.830% 07/09/08(c)(i)	335,000,000	333,999,281
	2.950% 06/03/08(c)(i)	70,000,000	69,988,528
Surrey Funding Corp.
	2.770% 08/26/08(c)(i)	36,000,000	35,761,780
	2.850% 08/14/08(c)(i)	36,885,000	36,668,915
Swedbank AB
	2.700% 08/18/08(i)	100,000,000	99,415,000
Thames Asset Global Securitization, Inc.
	2.700% 06/06/08(c)(i)	41,637,000	41,621,386
Tulip Funding Corp.
	2.700% 06/05/08(c)(i)	200,000,000	199,940,000
Victory Receivables Corp.
	2.520% 06/18/08(c)(i)	111,816,000	111,682,939

	Total Commercial Paper (cost of $11,054,750,579)		11,038,864,047
Certificates of Deposit – 19.5%
Banco Santander NY
	2.770% 08/13/08	600,000,000	600,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	2.620% 08/22/08	695,750,000	695,750,000
	2.850% 07/07/08	725,000,000	725,000,000
Bank Scotland PLC NY
	2.650% 08/27/08	991,250,000	991,250,000
	2.800% 09/16/08	500,000,000	500,000,000
Barclays Bank PLC NY
	2.765% 07/08/08	725,000,000	725,000,000
BNP Paribas NY
	2.720% 07/07/08	600,000,000	600,000,000
Calyon NY
	2.700% 07/10/08	550,000,000	550,000,000
Credit Industriel et Commercial NY
	2.950% 07/02/08	300,000,000	300,000,000
DEPFA Bank PLC NY
	2.790% 09/15/08	737,825,000	737,825,000
	2.800% 08/13/08	750,000,000	750,000,000
	2.860% 07/15/08(b)(c)	125,000,000	125,000,000
Lloyds TSB Bank PLC NY
	2.630% 07/09/08	550,000,000	550,000,000
Natixis NY
	2.900% 07/09/08	730,000,000	730,000,000

8

		Par ($)	Value ($)
Certificates of Deposit – (continued)
Royal Bank of Canada NY
	2.650% 07/09/08	900,000,000	900,004,718
	2.650% 11/07/08(b)	40,000,000	40,000,000
Societe Generale NY
	2.700% 08/21/08	596,700,000	596,700,000
UBS AG/Stamford Branch
	2.775% 09/12/08	695,295,000	695,295,000

	Total Certificates of Deposit (cost of $10,811,824,718)		10,811,824,718
Funding Agreements – 2.8%
Genworth Life Insurance Co.
	2.874% 12/05/08(b)(f)	25,000,000	25,000,000
Jackson National Life Global Funding
	2.433% 09/23/08(b)(c)	300,000,000	300,000,000
	2.920% 06/14/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
	2.869% 08/11/08(b)	50,000,000	50,000,000
	2.987% 07/25/08(b)	182,000,000	182,000,000
New York Life Insurance
	3.136% 07/01/08(b)(f)	250,000,000	250,000,000
Transamerica Occidental Life Insurance Co.
	2.300% 07/29/08(b)	125,000,000	125,000,000
	2.918% 08/01/08(b)	300,000,000	300,000,000
	3.003% 07/29/08(b)	20,000,000	20,000,000
	3.068% 07/29/08(b)	117,000,000	117,000,000
	6.160% 07/29/08(b)	100,000,000	100,000,000

	Total Funding Agreements (cost of $1,519,000,000)		1,519,000,000
Municipal Bonds – 2.4%
ALABAMA – 0.0%
AL City of Atmore
	Series 2004 B,
	LOC: Southtrust Bank N.A.
	3.310% 01/01/34(a)	2,560,000	2,560,000
ALABAMA TOTAL			2,560,000
ARIZONA – 0.0%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	3.900% 10/01/30(a)	1,655,000	1,655,000
ARIZONA TOTAL			1,655,000

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – 0.0%
CA Educational Facilities Authority
	University of Judaism,
	Series 1998 B,
	LOC: Allied Irish Bank
	2.520% 12/01/28(a)	5,700,000	5,700,000
CALIFORNIA TOTAL			5,700,000
COLORADO – 0.0%
CO Housing & Finance Authority
	Series 2003 A-2,
	SPA: FHLB
	2.650% 10/01/33(a)	9,800,000	9,800,000
COLORADO TOTAL			9,800,000
FLORIDA – 2.1%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	2.724% 03/15/09(b)	1,154,250,000	1,154,249,253
FLORIDA TOTAL			1,154,249,253
GEORGIA – 0.0%
GA Columbus Development Authority
	Woodmont Properties,
	Series 2004,
	LOC: Columbia Bank & Trust
	2.760% 12/01/24(a)	6,325,000	6,325,000
GA Talbot County Development Authority Industrial Development Revenue
	Junction City Mining Co.,
	Series 2000,
	LOC: Wachovia Bank N.A.
	3.270% 03/01/13(a)	8,535,000	8,535,000
TOTAL GEORGIA			14,860,000
IDAHO – 0.0%
ID Boise City Urban Renewal Agency
	Series 2004 B,
	LOC: KeyBank N.A.
	2.580% 03/01/13(a)	2,140,000	2,140,000
IDAHO TOTAL			2,140,000
KENTUCKY – 0.0%
KY Covington Industrial Building Revenue
	Series 2004,
	LOC: Fifth Third Bank
	2.700% 10/01/27(a)	1,870,000	1,870,000
KENTUCKY TOTAL			1,870,000
MARYLAND – 0.0%
MD Health & Higher Educational Facilities Authority
	Glen Meadows Retirement Community,
	Series 1999 B,
	LOC: Wachovia Bank N.A.
	2.480% 07/01/29(a)	11,285,000	11,285,000
MARYLAND TOTAL			11,285,000

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – 0.0%
MN Eagan
	Multi-Family Revenue,
	Thomas Lake Housing Associates,
	Series 2003 A-2,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	2.750% 03/15/33(a)	2,310,000	2,310,000
MINNESOTA TOTAL			2,310,000
MISSISSIPPI – 0.1%
MS Business Finance Corp.
	Telepak, Inc.,
	Series 2000,
	LOC: First Union National Bank
	2.480% 09/01/15(a)	15,000,000	15,000,000
MISSISSIPPI TOTAL			15,000,000
NEW MEXICO – 0.0%
NM Las Cruces Industrial Development Revenue
	F & A Dairy Products, Inc.,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	3.130% 12/01/23(a)	3,000,000	3,000,000
NEW MEXICO TOTAL			3,000,000
NORTH CAROLINA – 0.0%
NC Downtown Renaissance, Inc.
	Imperial Centre Partners LP,
	Series 2004,
	LOC: RBC Centura Bank
	2.670% 02/01/25(a)	5,610,000	5,610,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Series 1997 A,
	LOC: First Union National Bank
	3.270% 04/01/18(a)	626,000	626,000
NORTH CAROLINA TOTAL			6,236,000
TEXAS – 0.2%
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	2.320% 12/01/33(a)	43,300,000	43,300,000
	Series 1997 B-2,
	SPA: DEPFA Bank PLC
	2.320% 12/01/29(a)	5,215,000	5,215,000
	Series 2004,
	SPA: Dexia Credit Local
	2.320% 12/01/24(a)	16,535,000	16,535,000

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 2005,
	SPA: Dexia Credit Local
	2.320% 12/01/26(a)	19,720,000	19,720,000
	TEXAS TOTAL		84,770,000
WASHINGTON – 0.0%
WA Meadow Springs Country Club
	Series 2000,
	LOC: U.S. Bank N.A.
	2.750% 08/01/25(a)	2,335,000	2,335,000
	WASHINGTON TOTAL		2,335,000
WISCONSIN – 0.0%
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: DEPFA Bank PLC
	2.350% 09/01/37(a)	11,408,000	11,408,000
	WISCONSIN TOTAL		11,408,000

	Total Municipal Bonds (cost of $1,329,178,253)		1,329,178,253
Asset-Backed Securities – 0.6%
Paragon Mortgages PLC
	Series 13A, Class A1
	2.524% 01/15/39(b)(c)(j)	321,015,404	321,015,404

	Total Asset-Backed Securities (cost of $321,015,404)		321,015,404
Time Deposit – 0.5%
UBS AG Cayman	2.000% 06/02/08	297,045,000	297,045,000

	Total Time Deposit (cost of $297,045,000)		297,045,000
Repurchase Agreements – 17.8%
	Repurchase agreement with Barclays Capital, dated 05/30/08, due 06/02/08, at 2.495%, collateralized by asset-backed securities with various maturities to 07/25/52, market value $1,488,302,621 (repurchase proceeds $1,445,254,430)	1,444,954,000	1,444,954,000

	Repurchase agreement with BNP Paribas, dated 05/30/08, due 06/02/08, at 2.475%, collateralized by corporate bonds and asset-backed securities with various maturities to 10/29/49, market value $1,030,000,001 (repurchase proceeds $1,000,206,250)	1,000,000,000	1,000,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 05/30/08, due 06/02/08, at 2.470%, collateralized by corporate bonds with various maturities to 05/15/57, market value $1,004,252,922 (repurchase proceeds $975,200,688)	975,000,000	975,000,000

12

		Par ($)	Value ($)
Repurchase Agreements – (continued)

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due 06/02/08, at 2.300%, collateralized by a U.S. Government Agency Obligation maturing 04/15/30, market value $11,202,915 (repurchase proceeds $10,985,105)	10,983,000	10,983,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due 06/02/08, at 2.500%, collateralized by corporate bonds and asset-backed securities with various maturities to 11/15/67, market value $2,575,000,001 (repurchase proceeds $2,500,520,833)	2,500,000,000	2,500,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 05/30/08, due 06/02/08, at 2.545%, collateralized by corporate bonds with various maturities to 05/15/38, market value $515,000,001 (repurchase proceeds $500,106,042)	500,000,000	500,000,000

	Repurchase agreement with Greenwich Capital, dated 05/30/08, due 06/02/08, at 2.475%, collateralized by corporate bonds, asset-backed securities and U.S. Government Agency Obligations with various maturities to 11/15/67, market value $1,539,493,163 (repurchase proceeds $1,500,309,375)	1,500,000,000	1,500,000,000

	Repurchase agreement with UBS Securities, Inc., dated 05/30/08, due 06/02/08, at 2.525%, collateralized by corporate bonds with various maturities to 12/15/66, market value $2,008,502,839 (repurchase proceeds $1,950,410,313)	1,950,000,000	1,950,000,000

	Total Repurchase Agreements (cost of $9,880,937,000)		9,880,937,000
OTHER – 0.2%
Capital Support Agreement with Affiliate		—	137,700,000

13

Total Investments – 99.9% (cost of $55,545,079,360)(k)(l)	$55,369,898,524

Other Assets & Liabilities, Net – 0.1%	53,526,787

Net Assets – 100.0%	$55,423,425,311

14

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the “1940 Act”), provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund’s market-based net asset value per share, securities covered by the Capital Support Agreement are being valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (ABCP) market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. The Fund invests in ABCP, including commercial paper and medium-term notes issued by SIVs.  The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The Fund has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from FitchRatings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 of the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $200 million (the “Maximum Contribution Amount”) for the Fund as of May 31, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of May 31, 2008, Columbia Cash Reserves included a Potential Future Contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event”. As a result of the enforcement event, on September 4, 2007, receivers of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of nonpayment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. Cheyne is a covered security under the Capital Support Agreement.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. (“Ottimo”). The Ottimo securities were in default. The Issuer Entity LLC securities held by the Fund are covered securities under the Capital Support Agreement.

On January 11, 2008, Victoria Finance LLC (“Victoria”), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities are covered securities under the Capital Support Agreement.

On February 11, 2008, Whistlejacket Capital Ltd. (“Whistlejacket”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement.

On April 9, 2008, the Sigma Finance Inc., a structured investment vehicle, securities held by the Fund became covered securities under the Capital Support Agreement.

15

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 2.080% 05/02/08	$150,000,000	$150,000,000	$121,500,000
Axon Financial Funding LLC, 2.803% 06/02/08	100,000,000	100,000,000	81,000,000
Cheyne Finance LLC, 2.063% 01/15/08	81,730,106	81,730,106	60,480,279
Cheyne Finance LLC, 2.065% 12/17/07	122,490,598	122,490,598	90,643,042
Cheyne Finance LLC, 2.065% 02/08/08	81,553,309	81,553,309	60,349,449
Cheyne Finance LLC, 2.065% 05/15/08	81,574,942	81,574,941	60,365,457
Cheyne Finance LLC, 2.068% 06/16/08	81,665,455	81,664,707	60,432,437
Cheyne Finance LLC, 2.075% 10/25/07	15,081,996	15,081,996	11,160,677
Cheyne Finance LLC, 2.694% 01/18/08	61,102,043	61,102,043	45,215,512
Issuer Entity LLC, 2.581% 10/30/08	50,063,246	50,063,246	32,255,749
Sigma Finance, Inc., 5.500% 07/16/08	300,000,000	300,000,000	297,840,000
Victoria Finance LLC, 2.065% 04/11/08	100,000,000	100,000,000	82,000,000
Victoria Finance LLC, 2.065% 04/15/08	100,000,000	100,000,000	82,000,000
Victoria Finance LLC, 2.320% 03/25/08	100,000,000	100,000,000	82,000,000
Victoria Finance LLC, 2.393% 08/22/08	200,000,000	200,000,000	164,000,000
Victoria Finance LLC, 2.886% 07/28/08	100,000,000	99,996,894	82,000,000
Whistlejacket Capital Ltd., 2.060% 04/24/08	147,500,000	147,500,000	146,983,750
Whistlejacket Capital Ltd., 2.060% 06/09/08	100,000,000	99,999,348	99,650,000

At the end of the reporting period, management estimated the fair value of the Agreement to be $137,700,000.

(a)     Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)    The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

16

(c)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $19,526,196,457, which represents 35.2% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Axon Financial Funding LLC
2.080% 05/02/08	04/23/07	$150,000,000
2.803% 06/02/08	05/18/07	100,000,000
Cheyne Finance LLC
2.063% 01/15/08	01/10/07	100,000,000
2.065% 12/17/07	02/01/07	100,000,000
2.065% 02/08/08	12/11/06	150,000,000
2.065% 05/15/08	05/10/07	100,000,000
2.068% 06/16/08	06/11/07	100,000,000
2.075% 10/25/07	10/18/06	18,500,000
2.694% 01/18/08	04/19/07	75,000,000
K2 (USA) LLC
2.080% 08/01/08	07/27/07	250,000,000
Sigma Finance, Inc.
5.500% 07/16/08	06/15/07	300,000,000
Victoria Finance LLC
2.065% 04/11/08	03/13/07	100,000,000
2.065% 04/15/08	03/20/07	100,000,000
2.320% 03/25/08	03/08/07	100,000,000
2.393% 08/22/08	08/27/07	200,000,000
2.886% 07/28/08	07/18/07	100,000,000
Whistlejacket Capital Ltd.
2.060% 04/24/08	04/18/07	147,500,000
2.060% 06/09/08	05/29/07	100,000,000
		$2,291,000,000

(d)     Security issued by a structured investment vehicle.

(e)     Security is in default.

(f)      Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.

(g)     Security is a covered security under the Capital Support Agreement.

(h)     Security received in exchange for Security of Ottimo Funding Ltd. on November 2, 2007.

(i)      The rate shown represents the discount rate at the date of purchase.

(j)      The maturity date reflected is the contractual date of the security. The expected weighted average life may be significantly shorter.

(k)     Cost for federal income tax purposes is $55,545,079,360.

(l)      Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$137,700,000	$(312,880,836)	$(175,180,836)

Acronym	Name

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Treasury Reserves

		Par ($)	Value ($)*
Short-Term Obligations — 100.1%

	Repurchase agreement with Barclays Capital, dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $3,060,000,520 (repurchase proceeds $3,000,537,500)	3,000,000,000	3,000,000,000

	Repurchase agreement with Barclays Capital, dated 05/30/08, due on 06/02/08, at 2.250%, collateralized by U.S. Government Agency Obligations with various maturities to 04/20/38, market value $734,400,000 (repurchase proceeds $720,135,000)	720,000,000	720,000,000

	Repurchase agreement with BNP Paribas, dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/25, market value $3,060,000,010 (repurchase proceeds $3,000,537,500)	3,000,000,000	3,000,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due on 06/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/29, market value $422,277,000 (repurchase proceeds $414,066,000)	413,997,000	413,997,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due on 06/02/08, at 2.250%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $2,961,502,740 (repurchase proceeds $2,903,978,394)	2,903,434,000	2,903,434,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due on 06/02/08, at 2.280%, collateralized by U.S. Government Agency Obligations with various maturities to 05/20/38, market value $1,020,000,000 (repurchase proceeds $1,000,190,000)	1,000,000,000	1,000,000,000

	Repurchase agreement with Greenwich Capital, dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 01/15/11, market value $2,040,003,864 (repurchase proceeds $2,000,358,333)	2,000,000,000	2,000,000,000

	Repurchase agreement with HSBC Bank USA, dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 11/15/16, market value $1,428,003,988 (repurchase proceeds $1,400,250,833)	1,400,000,000	1,400,000,000

1

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank, dated 05/30/08, due on 06/02/08, at 2.120%, collateralized by U.S. Treasury Obligations with various maturities to 12/31/08, market value $703,801,423 (repurchase proceeds $690,121,900)	690,000,000	690,000,000

Repurchase agreement with JPMorgan Chase Bank, dated 05/30/08, due on 06/02/08, at 2.130%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,683,002,739 (repurchase proceeds $1,650,292,875)	1,650,000,000	1,650,000,000

Repurchase agreement with Merrill Lynch, dated 05/30/08, due on 06/02/08, at 2.260%, collateralized by U.S. Government Agency Obligations with various maturities to 05/15/38, market value $1,020,003,735 (repurchase proceeds $1,000,188,333)	1,000,000,000	1,000,000,000

Repurchase agreement with Societe Generale, dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/38, market value $3,060,000,067 (repurchase proceeds $3,000,537,500)	3,000,000,000	3,000,000,000

Repurchase agreement with Societe Generale, dated 05/30/08, due on 06/02/08, at 2.250%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/43, market value $2,040,000,000 (repurchase proceeds $2,000,375,000)	2,000,000,000	2,000,000,000

Repurchase agreement with UBS Securities, Inc., dated 05/30/08, due on 06/02/08, at 2.150%, collateralized by U.S. Treasury Obligations with various maturities to 11/15/16, market value $3,060,000,567 (repurchase proceeds $3,000,537,500)	3,000,000,000	3,000,000,000

Repurchase agreement with UBS Securities, Inc., dated 05/30/08, due on 06/02/08, at 2.250%, collateralized by U.S. Government Agency Obligations with various maturities to 04/15/39, market value $183,601,180 (repurchase proceeds $180,033,750)	180,000,000	180,000,000

Total Short-Term Obligations (cost of $25,957,431,000)		25,957,431,000

2

Total Investments – 100.1% (cost of $25,957,431,000)(a)	$25,957,431,000

Other Assets & Liabilities, Net – (0.1)%	(24,045,690)

Net Assets – 100.0%	$25,933,385,310

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	Cost for federal income tax purposes is $25,957,431,000.

3

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 99.9%
U.S. GOVERNMENT AGENCIES — 98.7%
Federal Farm Credit Bank
	1.960% 10/20/08(a)	57,500,000	57,497,804
	1.960% 02/11/09(a)	75,000,000	74,994,988
	1.970% 11/24/08(a)	100,000,000	99,990,781
	1.990% 07/21/08(a)	50,000,000	49,998,690
	2.279% 02/23/09(a)	75,000,000	75,000,000
	2.415% 06/13/08(a)	393,000,000	392,997,814
	2.438% 07/17/08(a)	85,000,000	85,008,455
	2.584% 09/03/09(a)	44,000,000	44,003,407
Federal Home Loan Bank
	1.900% 06/02/08(b)	1,970,235,000	1,970,131,015
	1.950% 06/04/08(b)	250,000,000	249,959,375
	1.965% 06/04/08(b)	275,000,000	274,954,969
	2.000% 06/06/08(b)	500,000,000	499,861,111
	2.000% 10/01/08	15,850,000	15,837,299
	2.045% 06/06/08(b)	250,000,000	249,928,993
	2.050% 06/02/08(b)	20,000,000	19,998,861
	2.050% 06/06/08(b)	700,000,000	699,800,694
	2.050% 06/18/08(b)	300,000,000	299,709,583
	2.050% 06/20/08(b)	150,000,000	149,837,708
	2.060% 06/13/08(b)	247,000,000	246,830,393
	2.060% 06/18/08(b)	74,765,000	74,692,270
	2.060% 06/20/08(b)	64,160,000	64,090,244
	2.070% 06/20/08(b)	393,340,000	392,910,276
	2.090% 06/13/08(b)	158,650,000	158,539,474
	2.090% 07/09/08(b)	50,000,000	49,889,694
	2.090% 08/06/08(b)	65,000,000	64,750,942
	2.100% 06/04/08(b)	100,000,000	99,982,500

1

	Par ($)	Value ($)
Government & Agency Obligations (continued)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank (continued)
2.100% 06/06/08(b)	248,000,000	247,927,667
2.100% 06/11/08(b)	22,000,000	21,987,167
2.100% 06/20/08(b)	50,000,000	49,944,583
2.100% 07/11/08(b)	63,550,000	63,401,717
2.100% 09/19/08(b)	117,416,000	116,662,581
2.110% 06/04/08(b)	375,000,000	374,934,063
2.110% 06/25/08(b)	198,439,000	198,159,862
2.110% 07/02/08(b)	140,000,000	139,745,628
2.120% 06/25/08(b)	22,585,000	22,553,080
2.125% 06/13/08(b)	280,000,000	279,801,667
2.125% 08/20/08(b)	200,000,000	199,055,556
2.130% 08/08/08(b)	98,000,000	97,605,713
2.130% 08/22/08(b)	200,000,000	199,029,667
2.135% 07/02/08(b)	100,000,000	99,816,153
2.140% 06/20/08(b)	79,896,000	79,805,762
2.140% 08/15/08(b)	59,000,000	58,736,958
2.220% 01/02/09	256,000,000	256,000,000
2.230% 09/25/08	159,000,000	159,000,000
2.230% 11/21/08(b)	48,000,000	47,485,613
2.250% 06/04/08(b)	30,241,000	30,235,330
2.250% 10/03/08	240,000,000	240,000,000
2.270% 10/29/08	200,000,000	200,000,000
2.389% 12/24/08(a)	192,000,000	192,000,000
2.400% 04/21/09	200,000,000	199,968,044
2.429% 09/19/08(a)	25,000,000	24,998,189
2.433% 05/27/09(a)	90,000,000	90,018,885
2.438% 09/18/09(a)	97,000,000	96,997,407

2

	Par ($)	Value ($)
Government & Agency Obligations (continued)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank (continued)
2.453% 11/23/09(a)	250,000,000	250,123,848
2.469% 09/14/09(a)	150,000,000	149,990,510
2.498% 02/23/09(a)	75,000,000	75,000,000
2.515% 05/20/09(a)	125,000,000	125,000,000
2.518% 11/14/08(a)	112,000,000	111,986,820
2.528% 01/08/09(a)	430,000,000	430,038,866
2.534% 07/16/09(a)	180,000,000	180,095,414
2.535% 07/09/09(a)	150,000,000	150,182,646
2.535% 07/10/09(a)	755,000,000	754,975,442
2.535% 07/14/09(a)	75,000,000	75,017,678
2.540% 12/17/08(a)	100,000,000	100,000,000
2.548% 04/07/09(a)	25,000,000	24,990,307
2.556% 01/11/10(a)	140,000,000	140,164,232
2.559% 10/16/08(a)	10,000,000	9,999,244
2.568% 01/08/10(a)	150,000,000	150,084,869
2.580% 09/03/08	55,000,000	55,050,445
2.589% 08/15/08(a)	103,000,000	103,013,206
2.594% 06/18/08(a)	191,000,000	190,996,730
2.596% 02/11/09(a)	140,000,000	140,008,971
2.599% 02/18/09(a)	271,730,000	271,746,184
2.603% 01/15/09(a)	25,000,000	25,022,619
2.625% 04/22/09	59,945,000	59,945,000
2.630% 08/07/09(a)	150,000,000	150,013,306
2.640% 12/15/08(a)	20,000,000	20,011,891
2.644% 08/05/09(a)	658,000,000	658,083,296
2.650% 09/17/08(a)	15,000,000	15,011,099
2.674% 09/04/09(a)	220,000,000	220,000,000
2.710% 08/05/09(a)	318,000,000	317,943,257

3

	Par ($)	Value ($)
Government & Agency Obligations (continued)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank (continued)
2.719% 04/30/09(a)	25,000,000	24,998,654
2.730% 06/20/08(b)	29,772,000	29,729,104
2.739% 10/30/08(a)	160,000,000	159,993,606
2.739% 06/11/09(a)	50,000,000	50,036,194
2.750% 01/23/09(a)	335,000,000	335,025,667
2.759% 12/11/09(a)	47,000,000	47,000,000
2.780% 02/27/09	1,940,000	1,939,561
2.918% 03/04/09(a)	240,000,000	240,209,464
2.936% 03/02/09(a)	150,000,000	150,000,000
3.375% 07/21/08	25,000,000	25,035,553
4.885% 08/20/08	115,000,000	115,669,736
5.000% 09/12/08	25,000,000	25,196,450
5.125% 06/18/08	4,340,000	4,344,063
5.125% 08/08/08	2,000,000	2,010,511
5.250% 06/19/08	62,700,000	62,697,595
5.250% 06/25/08	10,000,000	10,017,524
U.S. GOVERNMENT AGENCIES TOTAL		16,485,468,194
U.S. GOVERNMENT OBLIGATIONS — 1.2%
U.S. Treasury Bill
0.810% 07/24/08(c)	20,000,000	19,976,150
0.990% 08/28/08(c)	10,000,000	9,975,800
1.000% 09/04/08(c)	10,000,000	9,973,611
1.010% 07/31/08(c)	25,000,000	24,958,125
1.070% 07/24/08(c)	30,000,000	29,952,741
1.080% 08/21/08(c)	30,000,000	29,927,100
1.120% 09/18/08(c)	25,000,000	24,915,222
1.140% 09/04/08(c)	20,000,000	19,939,675
1.280% 08/28/08(c)	15,000,000	14,953,067

4

		Par ($)	Value ($)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes
	3.250% 08/15/08	25,000,000	25,111,561
U.S. GOVERNMENT OBLIGATIONS TOTAL			209,683,052

	Total Government & Agency Obligations (cost of $16,695,151,246)		16,695,151,246

	Total Investments – 99.9% (cost of $16,695,151,246)(d)		16,695,151,246

	Other Assets & Liabilities, Net – 0.1%		13,586,658

	Net Assets – 100.0%		16,708,737,904

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	The rate shown represents the annualized yield at the date of purchase.

(d)	Cost for federal income tax purposes is $16,695,151,246.

5

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 94.5%
ALABAMA — 0.9%
AL Albertville Industrial Development Board
	Series 2007, AMT,
	LOC: National City Bank
	2.080% 03/01/18(a)	9,800,000	9,800,000
AL Birmingham Medical Clinic Board
	Medical Advancement Foundation,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	1.720% 09/01/30(a)	20,220,000	20,220,000
AL Daphne YMCA Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	1.670% 10/01/22(a)	2,670,000	2,670,000
AL Daphne-Villa Mercy Special Care Facilities Financing Authority
	Health Alliance Hospital,
	Series 1997,
	LOC: AmSouth Bank of Alabama
	1.600% 12/01/27(a)	15,170,000	15,170,000
AL Geneva County Industrial Development Board
	Brooks AG Co., Inc.,
	Series 2002, AMT,
	LOC: Regions Bank
	1.730% 03/01/14(a)	2,135,000	2,135,000
AL Housing Finance Authority
	Multi-Family Housing Revenue:
	Series 2007 B, AMT,
	LOC: U.S. Bank N.A.
	1.630% 04/01/37(a)	8,430,000	8,430,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.930% 06/01/35(a)	7,425,000	7,425,000
AL Huntsville Industrial Development Board
	Brown Precision, Inc.,
	Series 2004, AMT,
	LOC: First Commercial Bank
	1.820% 12/01/19(a)	3,230,000	3,230,000
AL Scottsboro Industrial Development Board
	Hisan, Inc.,
	Series 2005, AMT,
	LOC: AmSouth Bank
	1.720% 05/01/27(a)	2,895,000	2,895,000
AL Space Science Exhibit Finance Commission
	Series 2005 A,
	LOC: First Commercial Bank
	1.770% 10/01/22(a)	4,400,000	4,400,000
ALABAMA TOTAL			76,375,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ALASKA — 0.4%
AK Industrial Development & Export Authority
	Series 2008 A, AMT,
	LOC: State Street Bank & Co.
	1.750% 04/01/27(a)	17,935,000	17,935,000
	Series 2008 B, AMT,
	LOC: State Street Bank & Co.
	1.750% 04/01/27(a)	9,000,000	9,000,000
AK International Airports Revenues
	Series 2006 C, AMT
	Insured: MBIA,
	LOC: Lloyds TSB Bank PLC
	3.650% 10/01/30(a)	8,000,000	8,000,000
ALASKA TOTAL			34,935,000
ARIZONA — 1.4%
AZ Deutsche Bank Spears/Lifers Trust
	Series 2007, AMT,
	LIQ FAC: Deutsche Bank A.G.
	1.690% 12/01/37(a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.700% 12/01/39(a)	970,000	970,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.700% 06/01/31(a)	4,895,000	4,895,000
	Series 2006,
	LIQ FAC: FHLMC
	1.640% 12/01/27(a)	12,615,000	12,615,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 07/01/36(a)	7,085,000	7,085,000
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: Bank One N.A.
	3.100% 04/01/19(a)	890,000	890,000
AZ Pima County Industrial Development Authority
	Multi-Family Housing,
	Urban Council LP,
	Series 2007 A, AMT,
	Guarantor: FNMA
	1.710% 12/15/37(a)	7,500,000	7,500,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	LIQ FAC: Merrill Lynch Capital Services
	1.650% 07/01/35(a)	20,000,000	20,000,000
AZ Yavapai County Industrial Development Authority
	Series 2007 A, AMT,
	LOC: JPMorgan Chase Bank
	1.630% 12/01/17(a)	9,000,000	9,000,000
ARIZONA TOTAL			122,955,000
ARKANSAS — 0.6%
AR Lowell Industrial Development Revenue
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: Bank of New York
	1.750% 06/01/31(a)	6,500,000	6,500,000
AR Osceola Solid Waste District
	Plum Point Energy Associates,
	Series 2006, AMT,
	LOC: Credit Suisse First Boston
	1.700% 04/01/36(a)	29,800,000	29,800,000
AR Pulaski County Public Facilities
	Bailey Properties LLC,
	Series 2002, AMT,
	LOC: Regions Bank
	1.700% 07/01/42(a)	7,530,000	7,530,000
	Series 2007 C, AMT,
	LOC: Regions Bank
	1.720% 04/01/40(a)	4,350,000	4,350,000
AR Sheridan Industrial Development Revenue
	Centria,
	Series 2000 A, AMT,
	LOC: PNC Bank
	1.750% 08/01/20(a)	2,600,000	2,600,000
	H. Robertson Co.,
	Series 1998 B, AMT,
	LOC: Sheridan Bank
	1.700% 08/01/16(a)	1,000,000	1,000,000
ARKANSAS TOTAL			51,780,000
CALIFORNIA — 3.5%
CA ABAG Finance Authority for Nonprofit Corporations
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.740% 04/01/37(a)	49,105,000	49,105,000
CA Access to Loans for Learning Student Loan Corp.
	Series 2004 A-9, AMT,
	SPA: Depfa Bank PLC
	2.450% 01/01/39(a)	70,950,000	70,950,000
	Series 2007 A-12, AMT,
	SPA: Depfa Bank PLC
	2.450% 01/01/42(a)	45,000,000	45,000,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Housing Finance Agency Revenue
	Series 2003 H, AMT,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local
	1.640% 08/01/33(a)	55,110,000	55,110,000
CA Housing Finance Agency
	Series 2002 J, AMT,
	Insured: MBIA,
	SPA: Lloyds TSB Bank PLC
	2.750% 02/01/33(a)	11,705,000	11,705,000
CA Southern California Home Financing Authority
	Series 2004 A, AMT,
	SPA: FNMA
	1.660% 08/01/34(a)	22,670,000	22,670,000
CA Southern Home Financing Authority
	Series 2004 B, AMT,
	LIQ FAC: BNP Paribas
	1.660% 02/01/34(a)	45,130,000	45,130,000
CALIFORNIA TOTAL			299,670,000
COLORADO — 2.5%
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	1.730% 01/01/17(a)	2,185,000	2,185,000
CO Denver City & County Airport Revenue
	Series 2000 C, AMT,
	SPA: Morgan Chase & Co.
	2.850% 11/15/25(a)	100,000,000	100,000,000
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	1.680% 11/15/25(a)	23,650,000	23,650,000
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	1.690% 11/15/12(a)	11,080,000	11,080,000
	Series 2007, AMT:
	Insured: FGIC,
	LIQ FAC: Svenska Handelsbanken
	1.670% 11/15/16(a)	9,495,000	9,495,000
	SPA: Merrill Lynch Capital Services
	1.690% 11/15/13(a)	4,970,000	4,970,000
	Series 2008, AMT,
	LIQ FAC: Morgan Stanley
	1.720% 11/15/18(a)	7,500,000	7,500,000
CO Denver City & County Multi-Family Housing
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 05/01/37(a)	15,565,000	15,565,000
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank AG
	1.660% 11/15/18(a)	4,180,000	4,180,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	Series 2006 B4,
	LOC: National City Bank
	1.650% 12/01/35(a)	9,900,000	9,900,000
CO Housing & Finance Authority
	Series 2006 G, AMT,
	LIQ FAC: Goldman Sachs
	1.670% 12/01/36(a)	12,265,045	12,265,045
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.860% 10/01/32(a)	7,480,000	7,480,000
CO Morgan Keegan Municipal Products, Inc.
	Series 2006 F, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.820% 10/01/41(a)	9,635,000	9,635,000
COLORADO TOTAL			217,905,045
CONNECTICUT — 0.2%
CT Lehman Municipal Trust Receipts
	Series 2006, AMT,
	LIQ FAC: Lehman Liquidity Co.
	2.080% 11/15/36(a)	13,370,000	13,370,000
CONNECTICUT TOTAL			13,370,000
DELAWARE — 0.4%
DE New Castle County
	Fairfield English VLG LLC,
	Series 2005, AMT,
	Guarantor: FNMA
	1.630% 09/15/38(a)	8,500,000	8,500,000
	Flight Safety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.:
	1.650% 06/01/22(a)	22,900,000	22,900,000
	1.700% 12/01/32(a)	5,185,000	5,185,000
DELAWARE TOTAL			36,585,000
DISTRICT OF COLUMBIA — 0.7%
DC Columbia Enterprise Zone Revenue
	House on F Street LLC,
	Series 2001, AMT,
	LOC: Bank of New York
	1.700% 05/01/15(a)	7,500,000	7,500,000
DC District Columbia
	National Child Reseach Center,
	Series 2008,
	LOC: Suntrust Bank
	1.650% 04/01/38(a)	6,400,000	6,400,000
DC Housing Finance Agency
	Multi-Family Housing Revenue,
	Series 1995 A, AMT,
	LOC: Natixis
	1.720% 08/01/25(a)	10,000,000	10,000,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
DISTRICT OF COLUMBIA — (continued)
DC Metropolitan Washington Airports Authortity
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.870% 10/01/14(a)	12,790,000	12,790,000
DC Metropolitan Washshington Airports Authortity
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 10/01/14(a)	15,000,000	15,000,000
DC Revenue
	National Association of Realtors,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.750% 12/01/23(a)	7,500,000	7,500,000
DISTRICT OF COLUMBIA TOTAL			59,190,000
FLORIDA — 6.2%
FL Bay Medical Center Hospital Revenue
	Board of Trustees Bay Medical Center,
	Series 2007 B,
	LOC: Regions Bank
	1.670% 10/01/37(a)	74,090,000	74,090,000
FL BB&T Municipal Trust
	Series 2007, AMT,
	LIQ FAC: Branch Banking & Trust,
	LOC: Branch Banking & Trust
	1.690% 10/01/37(a)	8,135,000	8,135,000
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs
	1.670% 06/01/46(a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	1.690% 10/01/25(a)	5,000,000	5,000,000
FL Deutsche Bank Spears/Lifers Trust
	Series 2007, AMT,
	Insured: MBIA,
	LIQ FAC: Deutsche Bank A.G.,
	1.650% 10/01/37(a)	30,520,000	30,520,000
	Series 2008, AMT,
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	1.660% 10/01/22(a)	3,830,000	3,830,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Housing Finance Corp.
	Brentwood Club Millenia,
	Series 2002, AMT,
	LOC: FNMA
	1.800% 01/15/35(a)	10,545,000	10,545,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	Guarantor: FNMA
	1.800% 06/15/36(a)	8,315,000	8,315,000
	Hunters Run Partners II, Ltd.,
	Series 2003 G, AMT,
	Insured: FSA
	1.800% 06/15/36(b)	8,100,000	8,100,000
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs
	1.670% 06/01/46(a)	24,995,000	24,995,000
	Series 2006,
	LIQ FAC: FHLMC
	1.790% 10/01/32(a)	16,865,000	16,865,000
	Series 2007 C, AMT,
	LOC: Natixis
	1.700% 06/01/44(a)	9,515,000	9,515,000
	Series 2008 CE, AMT,
	LIQ FAC: Citigroup Finacial Products,
	GTY AGMT: Citigroup Finacial Products
	1.890% 07/06/34(a)	7,920,000	7,920,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.870% 09/01/09(a)	4,125,000	4,125,000
	Tuscany Lakes Ltd,
	Series 2002 1, AMT,
	Guarantor: FNMA
	1.700% 11/15/35(a)	3,500,000	3,500,000
	Tuscany Lakes Ltd.,
	Series 2006 K3, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.700% 11/15/35(a)	2,500,000	2,500,000
FL Jacksonville Economic Development Commission
	Lee & Cates Glass, Inc.,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 04/01/33(a)	7,700,000	7,700,000
FL Lake County Industrial Development Authority
	Senniger Irrigation, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.750% 11/01/24(a)	4,675,000	4,675,000
FL Lee County Housing Finance Authority
	Crossing at Cape Coral,
	Series 1999 A, AMT,
	LOC: SunTrust Bank N.A.
	1.750% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
	North Fort Myers Utilities,
	Series 2003 A, AMT,
	LOC: SunTrust Bank
	1.750% 06/01/22(a)	7,000,000	7,000,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Lehman Municipal Trust Receipts
	Series 2007, AMT,
	LIQ FAC: Lehman Liquidity Co.
	2.110% 07/01/38(a)	41,550,000	41,550,000
	Series 2008, AMT:
	LIQ FAC: Lehman Liquidity Co.
	2.180% 11/15/32(a)	35,500,000	35,500,000
	LIQ FAC: Lehman Liquidity Co.,
	GTY AGMT: Lehman Liquidity Co.
	2.080% 12/01/26(a)	43,305,000	43,305,000
FL Manatee County Industrial Development Revenue
	Gammerler LLC,
	Series 2005, AMT,
	LOC: LaSalle Bank N.A.
	1.800% 10/01/35(a)	4,610,000	4,610,000
FL Marion County Industrial Development Authority
	Series 2006, AMT,
	LOC: SunTrust Bank
	1.800% 10/01/26(a)	3,875,000	3,875,000
FL Miami Dade County Housing Finance Authority
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products, Inc.
	1.760% 08/01/38(a)	2,825,000	2,825,000
FL Miami-Dade County
	Series 2007, AMT,
	LIQ FAC: Svenska Handelsbanken,
	LOC: BH Finance LLC
	1.670% 10/01/20(a)	11,490,000	11,490,000
FL Orange County Housing Finance Authority
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	Guarantor: FNMA
	1.800% 05/15/37(a)	15,200,000	15,200,000
	Series 2004, AMT,
	GIC: Trinity Funding Co., LLC
	2.550% 03/01/34(a)	22,840,000	22,840,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Finacial Products,
	GTY AGMT: Citigroup Finacial Products
	1.890% 12/01/42(a)	9,900,000	9,900,000
FL Orange County School Board
	Series 2000 B,
	Insured: AMBAC,
	SPA: SunTrust Bank N.A.
	2.500% 08/01/25(a)	15,435,000	15,435,000
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	1.650% 08/01/22(a)	2,250,000	2,250,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Tampa Bay Water Utility System Revenue
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.630% 10/01/23(a)	7,555,000	7,555,000
FLORIDA TOTAL			532,340,000
GEORGIA — 2.6%
GA Alpharetta Development Authority
	Parc Alpharetta LLC,
	Series 2006, AMT,
	LOC: Regions Bank
	1.670% 04/01/41(a)	21,795,000	21,795,000
GA Atlanta Urban Residential Finance Authority
	Multi-Family Revenue:
	Housing Market District Project,
	Series 2004 A, AMT,
	LOC: Wachovia Bank N.A.
	1.650% 11/01/34(a)	28,800,000	28,800,000
	M Street Apartments Project,
	Series 2003, AMT,
	LIQ FAC: FHLMC
	1.680% 03/01/38(a)	14,000,000	14,000,000
	Park District Atlantic Project,
	Series 2002 A, AMT,
	LOC: SouthTrust Bank
	1.720% 12/01/37(a)	25,100,000	25,100,000
	Northside Plaza Group LP,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 11/01/27(a)	4,560,000	4,560,000
GA Clayton County Development Authority
	Wilson Holdings, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.800% 11/01/13(a)	2,580,000	2,580,000
GA Columbia County Development Authority
	Multi-Family Revenue,
	Westwood Club Apartment Project,
	Series 2002, AMT,
	LOC: Keybank N.A.
	1.750% 11/15/35(a)	6,760,000	6,760,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	1.920% 01/01/31(a)	7,135,000	7,135,000
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.750% 07/01/37(a)	12,500,000	12,500,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Fulton County Development Authority
	Leggett & Platt, Inc.,
	Series 1992 A, AMT,
	LOC: Wachovia Bank of Georgia
	2.000% 06/01/27(a)	3,900,000	3,900,000
	OBH, Inc.,
	Series 1999 B, AMT,
	1.700% 12/01/28(b)	9,350,000	9,350,000
GA Fulton County Housing Authority
	Multi-Family Revenue,
	Walton Lakes LLC,
	Series 2008 A, AMT,
	LOC: SunTrust Bank
	1.600% 02/01/41(a)	6,475,000	6,475,000
GA Gainesville Hall County
	Fieldale Farms Corp.,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 08/01/27(a)	1,500,000	1,500,000
GA Gwinnett County Development Authority
	Maltese Signs, Inc.,
	Series 2000, AMT,
	LOC: SunTrust Bank
	1.800% 02/01/15(a)	1,400,000	1,400,000
	Series 2007, AMT,
	LOC: SunTrust Bank
	1.800% 02/01/32(a)	3,950,000	3,950,000
GA Houston County Development Authority
	Clean Control Corp.
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	1.750% 06/01/20(a)	2,275,000	2,275,000
	Perdue Farms, Inc.,
	Series 2005, AMT,
	LOC: SunTrust Bank
	1.750% 01/01/18(a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
	Walton Ridenour Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.740% 04/01/37(a)	16,500,000	16,500,000
GA Manchester Development Authority
	G & S Metal Consultants,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	1.730% 10/01/26(a)	1,970,000	1,970,000
GA Ports Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.750% 10/01/23(a)	3,100,000	3,100,000
GA Savannah Economic Development Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.750% 11/01/27(a)	5,000,000	5,000,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Stephens County Development Authority
	Series 2005, AMT,
	LOC: Provident Bank
	2.180% 02/01/20(a)	2,475,000	2,475,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	1.750% 12/01/22(a)	3,430,000	3,430,000
GA Urban Residential Finance Authority
	Lindbergh City Center Apartment,
	Series 2004, AMT,
	LOC: Regions Bank
	1.680% 11/01/44(a)	17,500,000	17,500,000
GA Waycross & Ware County Development Authority
	Series 2007, AMT,
	LOC: SunTrust Bank
	1.750% 09/01/26(a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	1.750% 09/01/19(a)	3,800,000	3,800,000
TOTAL GEORGIA			218,855,000
HAWAII — 0.3%
HI Department Budget & Finance
	Series 2007, AMT,
	LIQ FAC: Wells Fargo & Co.
	1.720% 03/01/37(a)	19,485,000	19,485,000
HI Honolulu City & County
	Multi-Family Revenue,
	Series 2005 PT-3151,
	Insured: GNMA,
	SPA: Merrill Lynch Capital Services
	1.690% 06/20/35(b)	4,080,000	4,080,000
HI Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	1.690% 07/01/22(a)	5,775,000	5,775,000
HAWAII TOTAL			29,340,000
IDAHO — 0.8%
ID Blackfoot Industrial Development Corp.
	Series 2007, AMT,
	LOC: KeyBank N.A.
	1.810% 11/01/27(a)	4,500,000	4,500,000
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	1.830% 09/01/21(a)	3,755,000	3,755,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — (continued)
ID Housing & Finance Association
	Single Family Mortgage Revenue:
	Series 2004 A-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.830% 07/01/35(a)	7,725,000	7,725,000
	Series 2007 D-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.830% 07/01/38(a)	5,000,000	5,000,000
	Series 2007 E-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	1.830% 07/01/38(a)	24,000,000	24,000,000
	Series 2008 CL-1, AMT,
	LIQ FAC: Lehman Liquidty Co.
	2.000% 07/01/39(a)	27,000,000	27,000,000
IDAHO TOTAL			71,980,000
ILLINOIS — 3.0%
IL Aurora Single Family Mortgage Revenue
	City of Aurora,
	Series 2008,
	LIQ FAC: Morgan Stanley Municipal Funding, Inc.
	1.770% 12/01/45(a)	17,815,000	17,815,000
IL Canton Industrial Revenue
	Series 2006,
	LOC: Charter One Bank N.A.
	1.670% 12/01/31(a)	15,500,000	15,500,000
IL Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	1.950% 11/01/22(a)	1,250,000	1,250,000
IL Chicago Heights Industrial Development Revenue
	Series 1998 A, AMT,
	LOC: Fifth Third Bank
	1.730% 12/01/18(a)	1,420,000	1,420,000
IL Chicago Industrial Development Revenue
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	1.870% 12/01/28(a)	4,700,000	4,700,000
IL Chicago Midway Airport Revenue
	Series 1998 B, AMT,
	Insured: MBIA,
	LIQ FAC:JPMorgan Chase Bank
	1.750% 01/01/29(a)	7,800,000	7,800,000
IL Chicago Multi-Family Housing Revenue
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	1.740% 07/01/34(a)	13,210,000	13,210,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	1.750% 06/01/40(a)	5,337,000	5,337,000
	North Larabee LP:
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	1.870% 04/01/36(a)	4,375,000	4,375,000
	Series 2001 B, AMT,
	LOC: Harris Trust & Savings Bank
	1.870% 04/01/09(b)	300,000	300,000
	Renaissance Saint Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	1.870% 01/01/39(a)	3,680,000	3,680,000
IL Chicago O’Hare International Airport
	O’Hare Tech Center II LLC,
	Series 2002, AMT,
	LOC: LaSalle National Bank
	1.650% 03/01/37(a)	5,000,000	5,000,000
	Series 2004, AMT,
	LOC: Merrill Lynch Capital Services,
	SPA: BH Finance LLC
	1.670% 09/11/09(a)	6,115,000	6,115,000
IL Chicago Single Family Mortgage Revenue
	Series 2007, AMT,
	Guarantor: GNMA/FNMA,
	SPA: Bank of New York
	1.830% 12/01/38(a)	5,360,000	5,360,000
IL Chicago Solid Waste Disposal Facility Revenue
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	2.600% 12/01/15(a)	900,000	900,000
IL Cicero Industrial Development Revenue
	Harris Steel Co.,
	Series 1996, AMT,
	LOC: American National Bank & Trust
	3.100% 05/01/11(a)	730,000	730,000
IL Des Plaines Industrial Development Revenue
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase & Co.
	3.600% 10/01/18(a)	1,705,000	1,705,000
IL Development Finance Authority Industrial Development Revenue
	Campagna-Turano Bakery,
	Series 2000, AMT,
	LOC: American National Bank & Trust
	2.600% 08/01/25(a)	3,450,000	3,450,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: LaSalle National Bank
	2.600% 12/01/23(a)	2,480,000	2,480,000

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Crane-Tripp Partners,
	Series 1988, AMT,
	LOC: Northern Trust Co.
	3.000% 02/01/13(a)	2,120,000	2,120,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 08/01/15(a)	5,845,000	5,845,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: National City Bank
	2.080% 12/01/27(a)	3,985,000	3,985,000
	HSU Properties LLC,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	1.730% 08/01/33(a)	1,145,000	1,145,000
	Knead Dough Banking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	2.600% 09/01/25(a)	575,000	575,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	2.600% 08/01/23(a)	2,080,000	2,080,000
	Ruebenson Real Estate LLC,
	Series 1999 A, AMT,
	LOC: National City Bank N.A.
	2.080% 06/01/24(a)	3,555,000	3,555,000
	Tajon Warehousing Corp.,
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	1.930% 01/01/10(a)	3,100,000	3,100,000
IL Development Finance Authority
	Affordable Housing Revenue,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	Guarantor: FHLMC
	1.730% 10/01/23(a)	8,565,000	8,565,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	2.600% 12/01/23(a)	4,560,000	4,560,000
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust Bank
	1.750% 09/01/28(a)	1,045,000	1,045,000
	Jewish Federal Metropolitan Chicago,
	Series 2002,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	2.500% 09/01/32(a)	1,150,000	1,150,000
	Multi-Family Revenue,
	West Chicago Senior Apartment,
	Series 2003, AMT,
	LOC: Citibank N.A.
	1.720% 02/01/38(a)	6,700,000	6,700,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Finance Authority Industrial Development Revenue
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	2.600% 12/01/18(a)	2,015,000	2,015,000
	Series 2005, AMT,
	LOC: National City Bank
	2.180% 11/01/18(a)	2,470,000	2,470,000
IL Finance Authority
	Chicago Symphony Orchestra,
	Series 2008,
	LOC: RBS Citizens N.A.
	1.600% 05/01/48(a)	8,000,000	8,000,000
	Meyer Industries LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	1.730% 08/01/36(a)	2,800,000	2,800,000
	Multi-Family Revenue,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	Guarantor: FNMA
	1.700% 10/15/34(a)	8,500,000	8,500,000
	Villagebrook LP,
	Series 2005, AMT,
	Insured: FHLMC,
	LOC: FHLMC
	1.750% 05/01/35(a)	5,685,000	5,685,000
IL Gurnee Industrial Development Revenue
	Kenall Manufacturing Co.,
	Series 1998, AMT,
	Harris Trust & Savings Bank
	1.850% 03/01/18(a)	710,000	710,000
IL Health Facilities Authority
	University of Chicago Hospitals,
	Series 1998,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.700% 08/01/26(a)	21,255,000	21,255,000
IL Housing Development Authority
	Multi-Family Revenue:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: First National Bank
	1.730% 01/01/34(a)	3,195,000	3,195,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	1.730% 09/01/35(a)	3,730,000	3,730,000
	Spring Creek Associates,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	1.740% 04/01/34(a)	6,060,000	6,060,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	1.740% 10/01/35(a)	3,755,000	3,755,000
IL Jackson County Multi-Family Revenue
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 07/01/35(a)	9,525,000	9,525,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Lombard Village Industrial Projects
	B&H Partnership Project,
	Series 1995,
	LOC: LaSalle Bank N.A.
	2.020% 10/01/13(a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
	Panduit Corp.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	1.730% 07/01/15(a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
	Panduit Corp.,
	Series 1996, AMT,
	LOC: Fifth Third Bank
	1.730% 04/01/31(a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
	Green Oaks Project,
	Series 1998, AMT,
	1.750% 08/01/29(a)	3,670,000	3,670,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	Guarantor: GNMA,
	SPA: Merrill Lynch Capital Services
	1.690% 06/01/45(a)	12,555,000	12,555,000
IL Savanna Industrial Development Revenue
	Metform Corp. Project,
	Series 1994 B, AMT,
	LOC: Bank One N.A.
	2.600% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
	Series 2003, AMT,
	LOC: LaSalle Bank N.A.
	1.900% 12/01/33(a)	2,400,000	2,400,000
IL Will County Exempt Facilities Revenue
	Amoco Corp.,
	Series 1998, AMT,
	1.450% 03/01/28(b)	5,000,000	5,000,000
ILLINOIS TOTAL			258,177,000
INDIANA — 5.6%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	2.600% 08/01/17(a)	2,500,000	2,500,000
IN Angola Economic Development Revenue
	Series 2003, AMT,
	LOC: National City Bank of Indiana
	2.180% 08/01/23(a)	2,660,000	2,660,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Bloomington Multi-Family Revenue
	Willow Manor Apartments Project,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	1.730% 11/01/32(a)	2,705,000	2,705,000
IN Development Finance Authority
	Series 2002, AMT,
	LOC: National City Bank of Indiana
	2.180% 10/01/17(a)	2,445,000	2,445,000
IN Elkhart Economic Development Revenue
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	1.890% 04/01/28(a)	770,000	770,000
	Vahala Foam Enterprises Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	2.600% 09/01/17(a)	1,200,000	1,200,000
IN Finance Authority
	Series 2005, AMT,
	LOC: National City Bank
	2.080% 10/01/12(a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
	Series 2005, AMT,
	LOC: National City Bank
	2.080% 01/01/21(a)	5,085,000	5,085,000
IN Gibson County Pollution Control Revenue
	Toyota Motor Manufacturing Project:
	Series 1997, AMT,
	1.650% 10/01/27(b)	10,000,000	10,000,000
	Series 1999, AMT,
	1.650% 01/01/29(b)	10,000,000	10,000,000
	Series 2000 A, AMT:
	1.650% 01/01/28(b)	10,000,000	10,000,000
	1.650% 01/01/30(b)	10,000,000	10,000,000
	Series 2001 B, AMT:
	1.650% 09/01/31(b)	10,000,000	10,000,000
	GTY AGMT: Toyota Motor Credit Corp.
	1.650% 02/01/31(a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
	Crown Equipment Corp. Project,
	Series 1996, AMT,
	LOC: Key Bank N.A.
	1.700% 02/01/11(a)	2,000,000	2,000,000
IN Health Facility Financing Authority
	Cardinal Center, Inc. Project,
	Series 1996 A,
	LOC: Key Bank N.A.
	1.740% 12/01/16(a)	145,000	145,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Housing & Community Development Authority
	Series 2006 A-2, AMT,
	Guarantor: GNMA,
	SPA: DEPFA Bank PLC
	1.750% 01/01/37(a)	30,000,000	30,000,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2006, AMT,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.690% 01/01/19(a)	10,360,000	10,360,000
	Series 2007:
	2.900% 07/01/08	15,525,000	15,525,000
	2.950% 01/08/09	38,925,000	38,925,000
	2.950% 01/08/09	8,500,000	8,500,000
IN Indianapolis Multi-Family Revenue
	Nora Commons LP,
	Series 2004 A, AMT,
	LOC: ABN AMRO Bank N.V.
	1.650% 12/01/39(a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	1.730% 08/01/21(a)	2,150,000	2,150,000
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	2.080% 04/01/23(a)	4,400,000	4,400,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 01/03/19(a)	133,785,000	133,785,000
IN Rockport Pollution Control Revenue
	Alaska Steel Corp.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	1.750% 12/01/27(a)	10,000,000	10,000,000
IN Rockport Revenue
	Alaska Steel Corp.,
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	1.750% 12/01/28(a)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	1.750% 06/01/29(a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
	Series 2007, AMT,
	LOC: Citizens Bank of PA
	1.740% 04/01/27(a)	8,105,000	8,105,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN St. Joseph County Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	1.770% 06/01/27(a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
	Series 2001, AMT,
	LOC: National City Bank of Indiana
	2.080% 08/01/16(a)	2,860,000	2,860,000
IN Whiting Environmental Facilities Revenue
	BP PLC:
	Series 2002 C, AMT,
	1.450% 07/01/34(b)	32,600,000	32,600,000
	Series 2003, AMT,
	1.450% 01/01/38(b)	22,700,000	22,700,000
	BP Products North America, Inc.,
	Series 2005, AMT,
	1.450% 07/01/40(b)	42,900,000	42,900,000
INDIANA TOTAL			475,685,000
IOWA — 0.8%
IA Clinton Industrial Development Revenue
	Series 2004, AMT,
	LOC: Northern Trust Co.
	1.750% 12/01/22(a)	4,300,000	4,300,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	1.750% 09/01/11(a)	1,700,000	1,700,000
IA Finance Authority Industrial Development Revenue
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	1.770% 11/01/17(a)	4,770,000	4,770,000
IA Finance Authority
	Multi-Family Mortgage Revenue,
	Series 2008 A, AMT,
	LOC: Dexia Credit Local
	1.750% 06/01/24(a)	3,750,000	3,750,000
	Single Family Mortgage Revenue:
	Series 2002, AMT,
	Guarantor: GNMA/FNMA,
	SPA: Wachovia Bank N.A.
	1.830% 07/01/24(a)	4,315,000	4,315,000
	Series 2004 B, AMT,
	Guarantor: GNMA/FNMA,
	SPA: DEPFA Bank PLC
	1.750% 07/01/34(a)	5,000,000	5,000,000
	Series 2006 C, AMT,
	Guarantor: GNMA/FNMA,
	SPA: State Street Bank & Trust Co.
	1.750% 01/01/36(a)	12,000,000	12,000,000
	Series 2008, AMT,
	SPA: FHLMC
	1.750% 01/01/39(a)	28,070,000	28,070,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Linn County Industrial Development Revenue
	Swiss Valley Farms Co.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	1.730% 05/01/21(a)	3,900,000	3,900,000
IA West Burlington Industrial Development Revenue
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: American National Bank & Trust
	2.600% 01/01/11(a)	400,000	400,000
IOWA TOTAL			68,205,000
KANSAS — 0.5%
KS Development Finance Authority
	Exempt Facilities Revenue,
	Seaboard Project,
	Series 1995 A, AMT,
	LOC: Bank of New York,
	1.700% 12/01/25(a)	9,200,000	9,200,000
	Multi-Family Revenue,
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 11/01/35(a)	6,430,000	6,430,000
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	1.750% 03/01/43(a)	25,000,000	25,000,000
KS Wichita Airport Authority
	Berkshire Hathaway, Inc.,
	Series 2003 A, AMT,
	1.700% 11/01/31(b)	2,860,000	2,860,000
KANSAS TOTAL			43,490,000
KENTUCKY — 1.1%
KY Bardstown
	Linpac Materials Handling,
	Series 2000, AMT,
	LOC: Bank of the West
	1.930% 10/01/19(a)	4,030,000	4,030,000
KY Campbellsville-Taylor County Industrial Development Revenue
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	1.750% 05/01/31(a)	7,410,000	7,410,000
KY Daviess County Health Care Revenue
	Wendell Fosters Campus for Development,
	Series 2001, AMT,
	LOC: National City Bank
	1.980% 05/01/21(a)	3,375,000	3,375,000
KY Daviess County Industrial Building Revenue
	Series 2003, AMT,
	LOC: National Bank of Kentucky
	2.080% 05/01/18(a)	3,350,000	3,350,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Economic Development Finance Authority
	Baptist Healthcare System,
	Series 1999 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.950% 08/15/31(a)	6,400,000	6,400,000
KY Glasgow Industrial Building Revenue
	Ply Tech Corp.:
	Series 1994, AMT,
	LOC: Fifth Third Bank
	1.730% 05/01/14(a)	1,590,000	1,590,000
	Series 2006, AMT,
	LOC: Fifth Third Bank
	1.730% 07/01/26(a)	2,910,000	2,910,000
KY Hopkins County Industrial Building Revenue
	J-Lok Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	1.700% 10/01/17(a)	7,600,000	7,600,000
KY Hopkinsville Industrial Building Revenue
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	1.750% 06/01/26(a)	3,610,000	3,610,000
KY Housing Corp.
	Clarksdale Rental I LP,
	Series 2006 A, AMT,
	LOC: PNC Bank Delaware
	1.700% 06/01/08(b)	2,345,000	2,345,000
	Multi-Family Housing:
	Highlands Court Apts,
	Series 2007, AMT,
	LOC: National City Bank
	1.750% 12/15/37(a)	4,000,000	4,000,000
	Series 2006 C, AMT,
	SPA: BNP Paribas
	1.750% 07/01/36(a)	15,425,000	15,425,000
	Series 2008, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.810% 04/01/43(b)	5,460,000	5,460,000
KY Jefferson County Industrial Building Revenue
	Dant Growth LLC,
	Series 2002, AMT,
	LOC: Bank One Kentucky N.A.
	2.080% 09/01/22(a)	3,240,000	3,240,000
KY Jefferson County Industrial Development Revenue
	WHIP-Mix Corp.,
	Series 1997, AMT,
	LOC: National City Bank Kentucky
	2.230% 06/01/12(a)	545,000	545,000

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Kenton County Industrial Building Revenue
	Baptist Convalescent Center,
	Series 1998,
	LOC: Fifth Third Bank
	1.710% 07/01/18(a)	970,000	970,000
	Blue Grass Provision Co.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	1.730% 04/01/17(a)	2,505,000	2,505,000
KY Lexington-Fayette Urban County Airport Corp.
	Series 1998 A, AMT,
	Insured: MBIA,
	LOC: Dexia Credit Local,
	SPA: Cedit Local De France
	1.700% 07/01/28(a)	5,100,000	5,100,000
	Series 1998 C, AMT,
	Insured: MBIA,
	LOC: Dexia Credit Local
	1.700% 07/01/13(a)	1,000,000	1,000,000
KY Louisville & Jefferson County Metropolitan Government
	First Trust Restoration Partners,
	Series 2005 A, AMT,
	LOC: Regions Bank
	1.720% 01/01/11(a)	1,100,000	1,100,000
KY Minor Lane Heights Solid Waste Disposal Revenue
	Waste Management Kentucky LLC Project,
	Series 2003, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 03/01/21(a)	6,000,000	6,000,000
KY Rural Economic Development Authority Revenue
	Heaven Hill Distilleries,
	Series 1991, AMT,
	LOC: PNC Bank N.A.
	1.700% 10/01/16(a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
	Derby Fabricating LLC Project,
	Series 2004, AMT,
	LOC: Fifth Third Bank
	1.730% 06/01/24(a)	3,890,000	3,890,000
KENTUCKY TOTAL			93,855,000
LOUISIANA — 2.4%
LA Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York,
	SPA: Bank of New York
	1.700% 06/24/22(a)	6,000,000	6,000,000

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
LA BB&T Municipal Trust
	Series 2008, AMT,
	LIQ FAC: Branch Banking & Trust,
	LOC: Branch Banking & Trust
	1.740% 01/01/32(a)	9,855,000	9,855,000
LA Calcasieu Parish, Inc. Industrial Development Board
	Citgo Petroleum Corp.,
	Series 1996, AMT,
	LOC: Natexis Banque Populair
	1.450% 07/01/26(a)	18,000,000	18,000,000
	Hydroserve Westlake Project,
	Series 1999, AMT,
	LOC: Bank One Chicago N.A.
	2.100% 12/01/24(a)	5,100,000	5,100,000
LA Jefferson Parish Finance Authority
	Series 2007 A, AMT,
	GIC: AIG Matched Funding Corp.
	2.803% 03/01/39(a)	65,184,544	65,184,544
LA Morgan Keegan Municipal Products, Inc.
	Series 2007 A, AMT,
	SPA: Lloyds TSB Bank PLC,
	GIC: Transamerica Life Insurance Co.
	1.820% 02/01/11(a)	25,040,000	25,040,000
LA Plaquemines Parish
	Environmental Revenue,
	BP Exploration & Oil, Inc.
	Series 1995, AMT,
	1.450% 05/01/25(b)	8,900,000	8,900,000
LA Public Facilities Authority
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	1.700% 07/01/30(a)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
	Series 2008 L14, AMT,
	LIQ FAC: Royal Bank of Canada,
	LOC: Royal Bank of Canada
	1.870% 09/01/28(a)	33,345,000	33,345,000
	Series 2008 L18, AMT,
	LIQ FAC: Royal Bank of Canada,
	LOC: Royal Bank of Canada
	1.870% 03/01/28(a)	5,095,000	5,095,000
LA St. Charles Parish Pollution Control Revenue
	Shell Oil Co.:
	Series 1991, AMT,
	1.450% 11/01/21(b)	1,500,000	1,500,000
	Series 1993, AMT,
	1.450% 09/01/23(b)	14,060,000	14,060,000
LOUISIANA TOTAL			202,079,544
MAINE — 2.2%
ME Housing Authority
	Mortgage Revenue:
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	1.750% 11/15/27(a)	11,000,000	11,000,000

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — (continued)
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	1.850% 11/15/41(a)	8,000,000	8,000,000
	Series 2008 2658, AMT,
	LIQ FAC: Morgan Stanley
	1.770% 11/15/23(a)	5,050,000	5,050,000
	Series 2008 D, AMT,
	SPA: KBC Bank NV
	1.900% 11/15/42(a)	7,000,000	7,000,000
	Series 2008 E-2, AMT,
	SPA: Dexia Credit Local
	2.000% 11/15/30(a)	25,415,000	25,415,000
	Series 2008 E-3, AMT,
	SPA: Dexia Credit Local
	2.000% 11/15/37(a)	20,550,000	20,550,000
ME Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Bank of New York,
	GIC: Rabobank International
	1.850% 12/01/10(a)	59,505,000	59,505,000
ME Term Custodial Receipts
	Series 2008, AMT,
	GIC: Rabobank International
	2.490% 12/01/08(b)	51,003,000	51,003,000
	Series 2008,
	GIC: Rabobank International
	2.390% 12/01/08(b)	4,626,000	4,626,000
MAINE TOTAL			192,149,000
MARYLAND — 1.3%
MD Administration Department of Housing & Community Development
	Fort Washington Manor LP,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	1.710% 11/15/38(a)	9,700,000	9,700,000
	Series 2004 F, AMT,
	SPA: State Street Bank & Trust Co.
	1.650% 09/01/35(a)	12,150,000	12,150,000
	Series 2008, AMT:
	LIQ FAC: JPMorgan Chase Bank
	1.870% 01/01/15(a)	9,730,000	9,730,000
	LIQ FAC: Morgan Stanley
	1.770% 09/01/39(a)	12,500,000	12,500,000
MD Carroll County Commissioners Economic Development Revenue
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch & Banking Trust
	1.750% 07/01/24(a)	4,950,000	4,950,000
MD Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank A.G.
	1.690% 06/01/22(a)	7,455,000	7,455,000

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Montgomery County Housing Opportunites Commission
	Series 2006, AMT,
	SPA: FHLMC
	1.850% 02/01/40(a)	31,985,000	31,985,000
MD Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Bank of New York,
	SPA: Trinity Funding Co. LLC:
	1.720% 01/01/10(a)	21,125,000	21,125,000
	1.720% 10/01/39(a)	5,415,000	5,415,000
MARYLAND TOTAL			115,010,000
MASSACHUSETTS — 0.7%
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	LIQ FAC: FHLMC
	1.850% 11/01/37(a)	20,915,000	20,915,000
MA State
	2.030% 06/05/08	25,000,000	25,000,000
MA Water Resources Authority
	Series 2008 F,
	SPA: Bank of Nova Scotia
	1.600% 08/01/29(a)	10,000,000	10,000,000
MASSACHUSETTS TOTAL			55,915,000
MICHIGAN — 6.0%
MI Detroit
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 01/01/16(a)	22,005,000	22,005,000
MI Housing Development Authority
	Multi-Family Revenue,
	Canterbury Project,
	Series 2003 A, AMT,
	LOC: LaSalle Bank
	1.650% 06/01/38(a)	9,500,000	9,500,000
	Rental Housing Revenue,
	Series 2000 A, AMT,
	Insured: MBIA,
	LIQ FAC: Morgan Guaranty Trust Co.
	1.950% 10/01/37(a)	39,400,000	39,400,000
	RIiver Park Senior Apartments,
	Series 2006 B, AMT,
	LOC: National City Bank
	1.980% 12/01/36(a)	5,000,000	5,000,000
	Series 2006 B, AMT,
	SPA: DEPFA Bank PLC
	1.860% 06/01/30(a)	20,000,000	20,000,000
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	1.750% 10/01/42(a)	56,325,000	56,325,000
	Series 2007 E, AMT,
	SPA: KBC Bank NV
	1.860% 12/01/38(a)	40,000,000	40,000,000

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	1.860% 12/01/38(a)	45,000,000	45,000,000
	Single Family Mortgage Revenue,
	Series 2005 B, AMT:
	LOC: DEPFA Bank PLC
	1.860% 06/01/30(a)	20,870,000	20,870,000
	SPA: DEPFA Bank PLC
	1.860% 12/01/25(a)	13,635,000	13,635,000
MI Jackson County Economic Development Corp.
	Kellogg Crankshaft Co.,
	Series 2000,
	LOC: National City Bank
	2.230% 08/01/12(a)	1,830,000	1,830,000
MI Macomb County Economic Development Corp.
	Series 2007 A, AMT,
	LOC: National City Bank
	2.180% 12/01/17(a)	2,525,000	2,525,000
MI Municipal Bond Authority
	Series 2007 B-1,
	4.500% 08/20/08	41,675,000	41,746,963
MI RBC Municipal Products, Inc. Trust
	Series 2008 L30, AMT,
	LIQ FAC: Royal Bank of Canada,
	LOC: Royal Bank of Canada
	1.870% 09/01/32	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LIQ FAC: Royal Bank of Canada,
	LOC: Royal Bank of Canada
	1.870% 09/01/32(a)	57,895,000	57,895,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	2.600% 02/01/16(a)	1,300,000	1,300,000
MI Strategic Fund Ltd.
	American Autocoat, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	1.730% 10/01/22(a)	4,295,000	4,295,000
	B & C Leasing LLC,
	Series 1999, AMT,
	LOC: LaSalle Bank
	1.650% 07/01/24(a)	2,200,000	2,200,000
	Detriot Edison Co.,
	Series 2008 D, AMT,
	LOC: Keybank N.A.
	1.700% 12/01/36(a)	20,000,000	20,000,000
	Erin Flint Properties LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	1.730% 07/01/26(a)	3,980,000	3,980,000

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Eureka Welding Alloys Inc.,
	Series 2000, AMT,
	LOC: KeyBank N.A.
	1.810% 07/01/20(a)	1,900,000	1,900,000
	Home, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	1.730% 11/01/22(a)	1,820,000	1,820,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	2.600% 02/01/20(a)	1,700,000	1,700,000
	LRV Enterprises LLC,
	Series 1996, AMT,
	LOC: National City Bank
	2.230% 09/01/21(a)	405,000	405,000
	Michigan Turkey Producers,
	Series 2000 A, AMT,
	LOC: Fifth Third Bank
	1.730% 05/01/15(a)	1,600,000	1,600,000
	Series 1999, AMT,
	LOC: National City Bank
	2.230% 06/01/24(a)	1,000,000	1,000,000
	Series 2003, AMT:
	LOC: Fifth Third Bank
	1.730% 08/01/23(a)	905,000	905,000
	LOC: LaSalle Bank
	1.900% 12/01/28(a)	2,140,000	2,140,000
MICHIGAN TOTAL			515,066,963
MINNESOTA — 1.1%
MN Becker
	Certificates of Participation,
	Series 2004,
	SPA: Bank of New York
	1.710% 11/01/11(a)	9,995,000	9,995,000
MN Eden Prairie Industrial Development Revenue
	SWB LLC,
	Series 2000 A, AMT,
	LOC: US Bank N.A.
	1.840% 11/01/20(a)	2,035,000	2,035,000
MN Housing Finance Agency
	Series 2007 K, AMT,
	3.780% 08/11/08	27,000,000	27,000,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	1.790% 05/01/31(a)	14,085,000	14,085,000
MN St Paul Metropolitan Airports Commission
	Series 2005, AMT,
	LIQ FAC: Merrill Lynch Capital Services,
	GTY AGMT: BH Finance LLC
	1.670% 01/01/13(a)	5,495,000	5,495,000

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN St. Paul Port Authority Industrial Development Revenue
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	1.730% 12/01/12(a)	2,400,000	2,400,000
MN Term Custodial Receipts
	Series 2008, AMT,
	2.490% 04/01/09(b)	4,125,060	4,125,060
MN UBS Municipal Certificates
	Series 2007, AMT,
	SPA: Bank of New York
	1.730% 03/12/10(a)(c)	31,095,000	31,095,000
MINNESOTA TOTAL			96,230,060
MISSISSIPPI — 0.4%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust Co.
	1.750% 03/01/15(a)	1,180,000	1,180,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	1.750% 03/01/25(a)	2,185,000	2,185,000
MS Home Corp.
	Multi-Family Revenue,
	Brandon Housing Associates LP,
	Series 2001-2, AMT,
	LOC: Regions Bank
	1.710% 05/01/31(a)	6,300,000	6,300,000
MS Lehman Municipal Trust Receipts
	Series 2008, AMT,
	LIQ FAC: Lehman Liquidity Co.
	2.080% 06/01/38(a)	20,410,000	20,410,000
MISSISSIPPI TOTAL			30,075,000
MISSOURI — 0.8%
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2001 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.700% 12/01/31(a)	2,150,000	2,150,000
MO Environmental Improvement & Energy Resources Authority
	Series 2006, AMT,
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.720% 12/01/36(a)	17,250,000	17,250,000
MO Health & Educational Facilities Authority
	Churchill Center & School,
	Series 2006,
	LOC: National City Bank
	1.930% 12/01/26(a)	2,645,000	2,645,000

28

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
MO Higher Education Loan Authority
	Series 2005 C, AMT,
	LOC: DEPFA Bank PLC
	1.930% 08/15/40(a)	19,900,000	19,900,000
MO Mountain Grove Industrial Development AuthorityRevenue
	Mountain Grove #1, Inc.,
	Series 1997, AMT,
	LOC: Bank of Oklahoma N.A.
	LOC: Wahovia Bank
	1.800% 11/01/13(a)	1,515,000	1,515,000
MO Scott Industrial Development Authority
	Mid-South Wire Co.Inc.,
	Series 2007, AMT,
	LOC: Regions Bank
	1.730% 05/01/22(a)	2,800,000	2,800,000
MO St. Louis Industrial Development Authority
	General Grant Apartments,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	1.740% 03/01/38(a)	19,140,000	19,140,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006, AMT,
	LOC: Bank of Washington,
	LOC: U.S. Bank N.A.
	1.720% 05/01/28(a)	6,600,000	6,600,000
MISSOURI TOTAL			72,000,000
MONTANA — 1.1%
MT Anaconda-Deer Lodge County
	Atlantic Richfield Co.,
	Series 2002 RF, AMT,
	1.450% 10/01/37(b)	15,000,000	15,000,000
MT Board of Housing
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	SPA: Citigroup Financial Products
	1.760% 05/01/40(a)	5,045,000	5,045,000
MT Board of Investment Resource Recovery
	Colstrip Energy LP,
	Series 1989, AMT,
	LOC: Union Bank of CA N.A.
	3.800% 12/30/15(a)	45,300,000	45,300,000
MT Higher Education Student Assistance Corp.
	Series 2007 A, AMT,
	SPA: Depfa Bank PLC
	1.700% 12/01/42(a)	31,000,000	31,000,000
MONTANA TOTAL			96,345,000

29

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — 0.6%
NE Investment Finance Authority
	Series 2008 D, AMT,
	SPA: FHLB
	1.830% 09/01/38(a)	12,500,000	12,500,000
NE Lancaster County Industrial Development Revenue
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	1.720% 11/01/20(a)	4,225,000	4,225,000
NE NebHelp Incorporated
	Series 1986 A, AMT,
	Insured: MBIA,
	SPA: Lloyds TSB Bank PLC
	4.375% 12/01/16(a)	33,950,000	33,950,000
NEBRASKA TOTAL			50,675,000
NEVADA — 0.6%
NV Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG,
	GTY AGMT: Deutsche Bank AG
	1.660% 07/01/23(a)	4,210,000	4,210,000
NV Director of the State Department ofBusiness & Industry
	Barrick Gold Corp.,
	Series 1999, AMT,
	LOC: Royal Bank of Canada
	1.700% 06/01/29(a)	21,500,000	21,500,000
NV Housing Division
	Series 2007, AMT,
	Insured: AMBAC,
	LIQ FAC: Wells Fargo & Co.,
	LOC: Wells Fargo & Co.
	1.660% 04/01/41(a)	9,155,000	9,155,000
	Sonoma Palms LP,
	Series 2005, AMT,
	LIQ FAC: FNMA
	1.750% 04/15/39(a)	16,300,000	16,300,000
NEVADA TOTAL			51,165,000
NEW HAMPSHIRE — 0.2%
NH Housing Finance Authority
	P.R.A. Properties LP,
	Series 2003, AMT,
	LIQ FAC: FNMA
	1.700% 04/15/33(a)	16,300,000	16,300,000
NEW HAMPSHIRE TOTAL			16,300,000

30

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — 0.5%
NJ Transportation Trust Fund Authority
	Series 2005,
	Insured: FGIC,
	SPA: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.610% 12/15/20(a)	5,890,000	5,890,000
NJ Turnpike Authority
	Series 2008 A,
	3.000% 05/01/09	35,000,000	35,361,628
NEW JERSEY TOTAL			41,251,628
NEW MEXICO — 0.6%
NM Mortgage Finance Authority
	Series 2008, AMT:
	LIQ FAC: Morgan Stanley
	1.770% 01/01/39(a)	12,180,000	12,180,000
	SPA: Trinity Plus Funding Co.
	2.800% 03/01/43(a)	41,295,297	41,295,297
NEW MEXICO TOTAL			53,475,297
NEW YORK — 2.3%
NY Bank of New York Municipal Certificates Trust
	Series 2007, AMT,
	SPA: Bank of New York
	1.800% 05/01/16(a)	50,306,500	50,306,500
NY Dormitory Authority
	Series 2003 2A,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.630% 02/15/31(a)	100,965,000	100,965,000
NY Port Authority of New York & New Jersey
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.870% 01/15/13(a)	5,400,000	5,400,000
NY Sales Tax Asset Receivables Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.770% 04/15/13(a)	8,620,000	8,620,000
NY Syracuse Industrial Development Agency
	Byrne Dairy, Inc.,
	Series 1988, AMT,
	LOC: Chase Manhattan Bank
	2.500% 08/01/08(b)	3,900,000	3,900,000
NY Yonkers Industrial Development Agency
	Series 2005,
	LOC: JPMorgan Chase Bank
	4.500% 06/01/36(a)	23,350,000	23,350,000
NEW YORK TOTAL			192,541,500

31

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — 3.7%
NC Agriculture Finance Authority Development Revenue
	McGill Environment System,
	Series 2003, AMT,
	LOC: Branch Bank & Trust
	1.750% 12/01/15(a)	2,400,000	2,400,000
NC Burke Industrial Facility Pollution Control Revenue
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	1.750% 06/01/24(a)	1,495,000	1,495,000
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	1.750% 12/01/21(a)	2,660,000	2,660,000
NC Charlotte Airport Revenue
	Series 1997 A, AMT,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.950% 07/01/17(a)	12,070,000	12,070,000
NC Davidson County Industrial Pollution Control Revenue
	Childress Winery LLC,
	Series 2004, AMT,
	1.750% 04/01/26(a)	4,500,000	4,500,000
NC Education Assistance Authority
	Series 2005 A-1, AMT,
	SPA: Royal Bank of Canada
	4.000% 09/01/35(a)	100,000,000	100,000,000
	Series 2005 A-2, AMT,
	Insured: AMBAC,
	LOC: Branch Banking & Trust
	1.000% 09/01/35(a)	63,320,000	63,320,000
	Series 2005 A-4, AMT,
	SPA: Wachovia Bank N.A.
	3.150% 09/01/35(a)	43,895,000	43,895,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	Quantum Group, Inc.,
	Series 2000, AMT,
	LOC: Regions Bank
	1.670% 06/01/20(a)	1,840,000	1,840,000
NC Guilford County Multi-Family Housing Revenue
	Brentwood Crossings Apartments,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.750% 12/01/35(a)	4,900,000	4,900,000

32

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	1.680% 01/01/38(a)	7,645,000	7,645,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Sullivan Corp. Project,
	Series 1996, AMT,
	LOC: Bank One Milwaukee N.A.
	3.100% 01/01/11(a)	810,000	810,000
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	1.750% 06/01/15(a)	2,900,000	2,900,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Autry Mills,
	Series 1999, AMT,
	LOC: Branch & Banking Trust
	1.750% 02/01/13(a)	2,940,000	2,940,000
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	1.750% 11/01/17(a)	2,000,000	2,000,000
NC Mecklenburg County Multi-Family Housing Revenue
	Barrington Oaks LLC,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.800% 09/01/35(a)	4,495,000	4,495,000
NC Port Authority Exempt Facilities Revenue
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	1.750% 09/01/22(a)	2,165,000	2,165,000
NC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	LIQ FAC: Merrill Lynch Capital Services
	1.930% 05/01/24(a)	14,310,000	14,310,000
NC Raleigh Durham Aiirport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.870% 05/01/15(a)	14,560,000	14,560,000
	Series 2008 C, AMT,
	LOC: Suntrust Bank
	1.750% 05/01/36(a)	13,000,000	13,000,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 01/01/28(a)	8,000,000	8,000,000

33

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	PHC LLC Project,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	1.750% 03/01/14(a)	2,800,000	2,800,000
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	1.750% 03/01/26(a)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	1.750% 03/01/27(a)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			319,705,000
NORTH DAKOTA — 0.3%
ND Grand Forks Health Care Facilities Revenue
	Series 2004,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services,
	GTY AGMT: BH Financial LLC
	1.610% 12/01/24(a)	15,175,000	15,175,000
ND Housing Finance Agency Revenue
	Series 2002 B, AMT,
	Insured: FSA,
	SPA: KBC Bank N.V.
	1.640% 01/01/34(a)	8,600,000	8,600,000
NORTH DAKOTA TOTAL			23,775,000
OHIO — 1.3%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	1.640% 04/01/18(a)	2,090,000	2,090,000
OH Columbiana County Port Authority
	GEI Corp. of Ohio,
	Series 2000, AMT,
	LOC: National City Bank
	2.080% 06/01/22(a)	5,860,000	5,860,000
OH Cuyahoga County Multi-Family Revenue
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 02/01/33(a)	5,715,000	5,715,000
OH Franklin County Multi-Family Housing Revenue
	Ottawa Senior LP,
	Series 2005, AMT,
	LOC: Fifth Third Bank
	1.730% 08/01/35(a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
	Series 1995, AMT,
	LOC: KeyBank N.A.
	1.810% 09/01/16(a)	95,000	95,000

34

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Hancock County Industrial Development Revenue
	Koehler Brothers, Inc.,
	Series 1999, AMT,
	LOC: National City Bank
	1.810% 06/01/14(a)	860,000	860,000
OH Hancock County Multi-Family Revenue
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	1.820% 01/01/31(a)	720,000	720,000
OH Housing Finance Agency Mortgage Revenue,
	Series 2005 F, AMT,
	Insured: GNMA/FNMA,
	SPA: FHLMB
	1.660% 09/01/36(a)	40,210,000	40,210,000
OH Housing Finance Agency Residential
	Series 2008 B, AMT,
	SPA: FHLB
	1.830% 09/01/39(a)	30,000,000	30,000,000
OH Lorain County Industrial Development Revenue
	Danco Metal Products Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	2.080% 11/01/27(a)	3,750,000	3,750,000
OH Lorain Port Authority Revenue
	J. Alan Spitzer,
	Series 1999, AMT,
	LOC: National City Bank
	3.050% 12/01/19(a)	2,600,000	2,600,000
OH Lucas County Industrial Development Revenue
	Dynamic Dies Inc.,
	Series 1997, AMT,
	LOC: National City Bank
	2.230% 07/01/09(a)	320,000	320,000
OH Medina Industrial Development Revenue
	Series 2003 A, AMT,
	LOC: Fifth Third Bank
	1.730% 09/01/23(a)	1,375,000	1,375,000
OH Rickenbacher Port Authority
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 01/01/35(a)	4,700,000	4,700,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2006 A, AMT,
	LOC: Barclays Bank PLC
	1.700% 06/15/33(a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	1.730% 09/01/16(a)	1,220,000	1,220,000
OHIO TOTAL			113,215,000

35

		Par ($)	Value ($)
Municipal Bonds — (continued)
OKLAHOMA — 3.2%
OK Claremore Industrial & Redevelopment Revenue
	Whirlwind Steel Buildings Project,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	2.600% 09/01/16(a)	1,290,000	1,290,000
OK County Finance Authority
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.930% 08/01/37(a)	5,910,000	5,910,000
OK Development Finance Authority Revenue
	Series 1997, AMT,
	LOC: Bank of New York
	1.700% 03/01/27(a)	8,800,000	8,800,000
OK DFA Municipal Trust
	Series 2008, AMT:
	LOC: DEPFA Bank PLC
	2.020% 12/01/34(a)	21,645,000	21,645,000
	LOC: DEPFA Bank PLC
	2.020% 03/01/36(a)	72,445,000	72,445,000
OK Housing Finance Agency Single Family Revenue
	Series 2001 PT-1288, AMT,
	SPA: Merrill Lynch Capital Services
	1.690% 01/01/09(b)	505,000	505,000
	Series 2007, AMT,
	GIC: AIG Matched Funding Corp.
	2.800% 09/01/40(a)	30,136,300	30,136,300
OK Industrial Authority Economic Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	1.730% 10/01/23(a)	1,680,000	1,680,000
OK Industries Authority
	Integris Baptist Medical Center,
	Series 1999 B,
	SPA: JPMorgan Chase Bank
	1.700% 08/15/29(a)	76,560,000	76,560,000
OK Morgan Keegan Municipal Products, Inc.
	Series 2006 E, AMT,
	SPA: BNP Paribas,
	GIC: IXIS Funding Corp.
	1.820% 02/01/10(a)	53,050,000	53,050,000
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	1.750% 10/01/21(a)	5,000,000	5,000,000
OKLAHOMA TOTAL			277,021,300

36

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — 0.5%
OR Economic Development Revenue
	KRC Western, Inc.,
	Series 1997 178, AMT,
	LOC: JP Morgan Chase & Co.
	1.700% 01/01/17(a)	7,650,000	7,650,000
	LD McFarland Cascade Co. Ltd.,
	Series 1996 175, AMT,
	LOC: U.S. Bank N.A.
	1.800% 11/01/16(a)	2,390,000	2,390,000
	Oregon Metal Slitters, Inc.,
	Series 1997 181, AMT,
	LOC: U.S. Bank N.A.
	1.740% 04/01/24(a)	4,695,000	4,695,000
OR Homeowner Revenue
	Series 2006, AMT,
	SPA: Bayerische Landebank,
	GIC: Trinity Funding Co. LLC
	1.870% 05/01/10(a)	18,200,000	18,200,000
OR Housing & Community Services Department
	Series 2008 C, AMT,
	SPA: KBC Bank NV
	1.750% 07/01/38(a)	10,000,000	10,000,000
OREGON TOTAL			42,935,000
PENNSYLVANIA — 6.3%
PA Allegheny County Sanitation Authority
	Series 2008,
	Insured: FGIC,
	LIQ FAC: Morgan Stanley
	1.700% 12/01/37(a)	1,885,000	1,885,000
PA Authority for Industrial Development
	Goldenberg Candy Co.,
	Series 1997, AMT,
	LOC: Wachovia Bank
	1.750% 01/01/13(a)	1,895,000	1,895,000
PA Crawford County Industrial Development Authority
	Greenleaf Corp.,
	Series 2007, AMT,
	LOC: National City Bank
	2.080% 02/01/18(a)	9,600,000	9,600,000
PA Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	1.660% 06/15/37(a)	1,255,000	1,255,000
PA Economic Development Financing Authority
	AMC Delancey Traditions,
	Series 2006, AMT,
	LOC: Citizens Bank of PA
	1.690% 12/01/36(a)	5,980,000	5,980,000

37

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Wegner’s Feed Mill, Inc.,
	Series 1999 B-1, AMT,
	LOC: First Union National Bank
	1.750% 07/01/19(a)	5,820,000	5,820,000
PA Elk County Industrial Development Authority Revenue
	Clarion Sintered Metals,
	Series 1998, AMT,
	LOC: PNC Bank N.A.
	1.750% 03/01/09(a)	310,000	310,000
PA Grove City Area Hospital Authority
	Grove Manor,
	Series 2005,
	LOC: Fifth Third Bank
	1.670% 12/01/29(a)	9,320,000	9,320,000
PA Higher Education Assistance Agency
	Series 2007 A, AMT,
	Insured: AMBAC,
	SPA: Morgan Stanley Bank
	4.250% 07/01/37(a)	330,800,000	330,800,000
PA Housing Finance Agency
	Series 2005, AMT,
	SPA: DEPFA Bank PLC
	1.600% 10/01/35(a)	655,000	655,000
	Series 2007 98-C, AMT,
	SPA: Dexia Credit Local
	1.650% 10/01/37(a)	41,955,000	41,955,000
PA Indiana County Industrial Development Authority
	Constellation Energy Group,
	Series 1997 A, AMT,
	LOC: Bank One N.A.
	1.800% 06/01/27(a)	2,750,000	2,750,000
PA Lehigh County General Purpose Authority
	Series 2003,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services,
	LOC: BH Finance LLC,
	1.610% 07/01/18(a)	18,910,000	18,910,000
PA Moon Industrial Development Authority
	One Thorn Run Associates,
	Series 1995 A, AMT,
	LOC: National City Bank
	2.030% 11/01/15(a)	4,320,000	4,320,000
PA Philadelphia Airport Revenue
	Series 2005 C, AMT,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.950% 06/15/25(a)	92,015,000	92,015,000
PA Turnpike Commission
	Series 2008 A-1,
	SPA: JPMorgan Chase Bank
	1.780% 12/01/22(a)	10,000,000	10,000,000

38

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Westmoreland County Industrial Development Authority
	Rhodin Enterprises,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	1.750% 04/01/17(a)	2,460,000	2,460,000
	Series 1998 A, AMT,
	LOC: National City Bank N.A.
	2.180% 10/01/13(a)	1,835,000	1,835,000
PENNSYLVANIA TOTAL			541,765,000
SOUTH CAROLINA — 1.6%
SC Berkeley County Exempt Facility
	Amoco Corp.,
	Series 1998, AMT,
	1.450% 04/01/28(b)	21,100,000	21,100,000
SC Housing Finance & Development Authority
	Spring Grove LP,
	Series 2000, AMT,
	LOC: SunTrust Bank
	1.750% 12/01/34(a)	7,135,000	7,135,000
SC Jobs Economic Development Authority
	1350 Shiloh Properties,
	Series 2007, AMT,
	LOC: National City Bank
	2.080% 09/01/27(a)	7,450,000	7,450,000
	Abraham Industries LLC,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	1.750% 05/01/14(a)	3,400,000	3,400,000
	Banks Construction Co.,
	Series 1999, AMT,
	LOC: Wachovia Bank of N.A.
	1.700% 05/01/09(a)	400,000	400,000
	Imagepoint, Inc.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 12/01/23(a)	3,470,000	3,470,000
	Kravet Fabrics, Inc.,
	Series 1997, AMT,
	LOC: JP Morgan Chase & Co.
	1.700% 03/01/12(a)	1,370,000	1,370,000
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	1.750% 05/01/14(a)	645,000	645,000
	Performance Friction Corp.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 06/01/12(a)	2,375,000	2,375,000
	Quoize, Inc.,
	Series 1996, AMT,
	1.750% 05/01/16(b)	3,325,000	3,325,000
	Rock Tennessee Converting Co.,
	Series 2002, AMT,
	LOC: SunTrust Bank
	1.800% 04/01/32(a)	2,500,000	2,500,000

39

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	1.750% 11/01/22(a)	3,185,000	3,185,000
	SoPakCo., Inc.,
	Series 2006, AMT,
	LOC: Regions Bank
	1.690% 02/01/16(a)	7,240,000	7,240,000
	Vista Hotel Partners LLC,
	Series 2005, AMT,
	LOC: SunTrust Bank
	1.750% 12/01/35(a)	14,800,000	14,800,000
SC Piedmont Municipal Power Agency
	Series 2004 B-6,
	Insured: MBIA,
	SPA: Dexia Credit Local
	2.600% 01/01/31(a)	56,495,000	56,495,000
SOUTH CAROLINA TOTAL			134,890,000
SOUTH DAKOTA — 0.8%
SD Economic Development Financing Authority
	Lomar Development Co. Project,
	Series 1996 B, AMT,
	LOC: U.S. Bank N.A.
	1.840% 08/01/08(a)	100,000	100,000
SD Housing Development Authority
	Series 2007, AMT,
	4.500% 06/01/08	5,000,000	5,000,000
	Series 2008 13046, AMT,
	LIQ FAC: Citigroup Financial Products, Inc.
	1.680% 05/01/31(a)	11,080,000	11,080,000
	Series 2008 C, AMT,
	SPA: FHLB
	1.700% 05/01/39(a)	45,000,000	45,000,000
SD Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Merrill Lynch International Bank LD
	1.670% 11/01/26(a)	11,095,000	11,095,000
SOUTH DAKOTA TOTAL			72,275,000
TENNESSEE — 1.2%
TN Brownsville Industrial Development Board
	Dynametal Technologies, Inc.,
	Series 1997, AMT,
	LOC: Union Planters Bank
	4.000% 06/01/12(a)	3,255,000	3,255,000
TN Franklin County Industrial Development Board
	Zanini Tennessee, Inc.,
	Series 2005 A, AMT,
	LOC: Regions Bank
	1.770% 12/01/20(a)	1,000,000	1,000,000

40

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Greeneville Industrial Development Board
	Packaging Services, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.800% 05/01/18(a)	2,000,000	2,000,000
TN Knox County First Utility District Water & Sewer Reenue
	Series 2003,
	LOC: AmSouth Bank
	1.670% 12/01/10(a)	4,230,000	4,230,000
TN Knox County Health Educational & Housing Facilities Board
	Series 2007 871CE, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 05/01/37(a)	6,145,000	6,145,000
TN Memphis Health Educational & Housing Facilities Board
	Alco Breezy Point Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	1.720% 12/01/35(a)	3,250,000	3,250,000
	Alco Greenbriar Partners,
	Series 2006 A, AMT,
	LOC: Regions Bank
	1.700% 11/01/36(a)	6,730,000	6,730,000
	Alco Knollcrest Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	1.720% 12/01/35(a)	2,225,000	2,225,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	1.780% 12/01/43(a)	7,695,000	7,695,000
TN Memphis-Shelby County Airport Authority
	Series 2003, AMT,
	LIQ FAC: Merrill Lynch Capital Services,
	LOC: BH Finance LLC,
	GTY AGMT: BH Finance LLC
	1.670% 11/15/09(a)	5,525,000	5,525,000
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board:
	Pedcor Investments-2006-XCII LP,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	1.630% 12/01/41(a)	10,000,000	10,000,000
	Wedgewood Towers LP,
	Series 2004 A, AMT,
	LOC: AmSouth Bank
	1.820% 06/01/34(a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
	Embraer Aircraft Services, Inc.,
	Series 2005, AMT,
	LOC: Regions Bank
	1.840% 04/01/30(a)	3,725,000	3,725,000

41

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	Series 2003, AMT,
	LOC: SunTrust Bank
	1.750% 07/01/12(a)	1,080,000	1,080,000
TN Monroe County Industrial Development Board
	PJS Enterprises LLC,
	Series 2006, AMT,
	LOC: SunTrust Bank
	1.750% 01/01/21(a)	7,000,000	7,000,000
TN Sevier County Public Building Authority
	Series 1999 A-1,
	SPA: KBC Bank NV
	3.250% 06/01/24(a)	17,000,000	17,000,000
	Series 2000 D2,
	SPA: KBC Bank NV
	3.250% 06/01/30(a)	12,500,000	12,500,000
TN Sullivan County Industrial Development Board
	Modern Forge Co.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	1.730% 07/01/10(a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
	Marine Masters Trailers,
	Series 2002, AMT,
	LOC: AmSouth Bank
	1.720% 10/01/17(a)	2,000,000	2,000,000
TN Union County Industrial Development Board
	Cooper Container Corp.,
	Series 2004, AMT,
	LOC: SunTrust Bank
	1.750% 12/01/14(a)	2,300,000	2,300,000
TENNESSEE TOTAL			103,660,000
TEXAS — 11.3%
TX Arlington
	Series 2005 B,
	SPA: DEPFA Bank PLC
	1.750% 08/15/35(a)	39,470,000	39,470,000
TX Austin Airport System Revenue
	Financial Services Department:
	Series 1995 A, AMT,
	LOC: JPMorgan Chase Bank
	1.640% 11/15/17(a)	11,300,000	11,300,000
	Series 2005, AMT,
	SPA: Dexia Credit Local
	1.800% 11/15/25(a)	15,300,000	15,300,000

42

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Bell County Health Facility Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-2,
	Insured: MBIA,
	SPA: Chase Bank of Texas N.A.
	1.700% 08/15/29(a)	3,500,000	3,500,000
TX Bell County Industrial Development Corp.
	Industrial Development Revenue,
	Metal Sales Manufacturing Corp. Project,
	Series 1998, AMT,
	LOC: Firstar Bank N.A.
	3.100% 08/01/08(b)	300,000	300,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products:
	1.780% 03/01/34(a)	10,680,000	10,680,000
	1.930% 02/01/37(a)	12,555,000	12,555,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	1.850% 05/01/16(a)	11,860,000	11,860,000
TX Dallas Housing Finance Corp.
	Multi-Family Revenue,
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 02/01/37(a)	13,330,000	13,330,000
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003, AMT,
	Insured: MBIA,
	LOC: Merrill Lynch International Bank Ld,
	SPA: BH Finance LLC
	1.670% 05/01/11(a)	9,495,000	9,495,000
	Series 2007, AMT,
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.720% 11/01/33(a)	11,550,000	11,550,000
TX Department of Housing & Community Affairs
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 12/01/36(a)	11,250,000	11,250,000
	St. Augustine Estate Apartments,
	Series 2005, AMT,
	LOC: JPMorgan Chase Bank
	1.630% 09/15/38(a)	7,650,000	7,650,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank AG
	1.660% 08/01/23(a)	2,405,000	2,405,000
TX East Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 11/01/36(a)	12,275,000	12,275,000

43

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Garland Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.930% 03/01/38(a)	13,650,000	13,650,000
TX Greater East Higher Education Authority
	LoanStar Assets Partners,
	Series 1992 B, AMT,
	LOC: State Street Bank & Trust Co.
	1.730% 05/01/42(a)	30,200,000	30,200,000
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum Corp.:
	Series 1999, AMT,
	LOC: BNP Paribas
	1.450% 04/01/29(a)	21,300,000	21,300,000
	Series 2002, AMT,
	LOC: Royal Bank of Scotland
	1.450% 02/01/32(a)	12,500,000	12,500,000
TX Gulf Coast Waste Disposal Authority
	Amoco Co.,
	Series 1998, AMT,
	1.450% 01/01/26(b)	5,500,000	5,500,000
	Amoco Oil Co.,
	Series 1993, AMT,
	1.450% 05/01/23(b)	23,600,000	23,600,000
	Environmental Facilities Revenue:
	Amoco Oil Co.,
	Series 1997, AMT,
	1.450% 01/01/26(b)	12,920,000	12,920,000
	BP Amoco Chemical,
	Series 2003 B, AMT,
	1.450% 09/01/38(b)	5,300,000	5,300,000
	BP Products North America, Inc.,
	Series 2004, AMT,
	1.450% 12/01/31(b)	24,980,000	24,980,000
	BP Products North America,
	Series 2005, AMT,
	1.450% 07/01/26(b)	8,400,000	8,400,000
	Series 2007, AMT,
	1.450% 07/01/42(b)	31,000,000	31,000,000
TX Harris County Health Facilities Development Corp.
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JP Morgan Chase Bank
	2.350% 04/01/17(a)	2,050,000	2,050,000
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.850% 10/01/29(a)	10,340,000	10,340,000

44

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Series 1998, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.810% 06/01/30(a)	10,920,000	10,920,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products:
	1.780% 05/01/36(a)	5,805,000	5,805,000
	1.780% 08/01/36(a)	7,105,000	7,105,000
	1.780% 02/01/37(a)	12,415,000	12,415,000
	1.780% 11/01/40(a)	14,850,000	14,850,000
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2006, AMT,
	1.600% 02/01/23(b)	73,300,000	73,300,000
TX Houston Housing Financial Corp.
	Series 2004, AMT,
	Guarantor: FNMA
	1.630% 04/15/37(a)	3,500,000	3,500,000
TX Houston Water & Sewer Systems Revenue
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	1.630% 12/01/24(a)	9,290,000	9,290,000
TX Jefferson County Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.930% 01/01/35(a)	8,025,000	8,025,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: National City Bank
	2.080% 12/01/23(a)	5,600,000	5,600,000
TX Mansfield Industrial Development Corporation Revenue
	Texas, Inc. Project,
	Series 1986, AMT,
	LOC: Bank One Texas N.A.
	1.800% 11/01/26(a)	5,100,000	5,100,000
TX Montgomery Housing Finance Corp.
	Woodline Park Apartments LP,
	Series 2005, AMT,
	LOC: Citibank N.A.
	1.630% 02/01/38(a)	7,500,000	7,500,000
TX Municipal Gas Acquisition & Supply Corp. I
	Series 2007,
	LIQ FAC: Morgan Stanley
	1.790% 12/15/17(a)	20,000,000	20,000,000

45

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX North Texas Higher Education Authority
	Series 2003 A-1, AMT,
	LOC: DEPFA Bank PLC
	1.900% 10/01/37(a)	15,000,000	15,000,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products:
	1.780% 05/01/35(a)	6,200,000	6,200,000
	1.780% 05/01/36(a)	5,445,000	5,445,000
TX Port Corpus Christi Industrial Development Corp.
	Citgo Petroleum Corp.,
	Series 2006 C, AMT,
	LOC: JPMorgan Chase Bank
	1.450% 10/01/36(a)	9,100,000	9,100,000
TX Riesel Industrial Development Corp.
	Series 2008, AMT,
	LOC: Credit Suisse
	1.650% 02/01/43(a)	16,500,000	16,500,000
TX San Antonio Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.780% 08/01/39(a)	9,675,000	9,675,000
TX Southeast Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.930% 03/01/38(a)	14,080,000	14,080,000
TX State
	Series 2004 A, AMT,
	SPA: State Street Bank & Trust Co.
	1.860% 12/01/34(a)	43,560,000	43,560,000
	Series 2007 A, AMT,
	SPA: DEPFA Bank PLC
	1.700% 06/01/37(a)	22,750,000	22,750,000
	Series 2007,
	4.500% 08/28/08	180,000,000	180,329,596
TX Travis County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	Guarantor: FNMA
	1.630% 08/15/37(b)	6,700,000	6,700,000
TX Turnpike Authority
	Series 2002 B,
	SPA: DEPFA Bank PLC
	2.850% 08/15/42(a)	44,635,000	44,635,000
TX West Side Calhoun County Naval District
	BP Amoco PLC,
	Series 2000, AMT,
	1.450% 10/01/30(b)	20,400,000	20,400,000

46

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	BP Chemicals, Inc.,
	Series 1996, AMT,
	1.450% 04/01/31(b)	14,650,000	14,650,000
TEXAS TOTAL			967,094,596
UTAH — 4.5%
UT DFA Municipal Trust
	Series 2008, AMT,
	LOC: DFPFA Bank PLC:
	2.020% 11/01/13(a)	24,300,000	24,300,000
	2.020% 11/01/25(a)	79,400,000	79,400,000
	2.020% 11/01/31(a)	75,030,000	75,030,000
	2.020% 11/01/39(a)	45,780,000	45,780,000
UT Housing Corp.
	Multi-Family Revenue,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	1.640% 07/01/35(a)	9,000,000	9,000,000
	Single Family Mortgage Revenue:
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	1.830% 07/01/32(a)	12,145,000	12,145,000
	Series 2006 B, AMT,
	SPA: Lehman Brothers Commercial Bank
	1.830% 07/01/37(a)	11,990,000	11,990,000
	Series 2006 C, AMT,
	SPA: Lehman Brothers Commercial Bank
	1.830% 01/01/38(a)	7,100,000	7,100,000
	Series 2006 E-1, AMT,
	SPA: Lehman Brothers Commercial Bank
	1.830% 01/01/38(a)	9,680,000	9,680,000
	Series 2007 A, AMT,
	LIQ FAC: DEPFA Bank PLC
	1.830% 07/01/38(a)	12,000,000	12,000,000
	Series 2008 B1-Cl, AMT,
	SPA: Wells Fargo Bank N.A.
	1.830% 07/01/39(a)	12,950,000	12,950,000
UT Intermountain Power Agency
	Series 1985 F,
	Insured: AMBAC,
	SPA: Morgan Stanley
	3.400% 07/01/18(a)	33,000,000	33,000,000
UT Salt Lake City Industrial Development Revenue
	Spring Air Mountain West,
	Series 2003, AMT,
	LOC: U.S.Bank N.A.
	1.820% 07/01/23(a)	2,500,000	2,500,000
UT State Board Regents Student Loan Revenue
	Series 1993 A, AMT,
	LOC: DEPFA Bank
	1.900% 11/01/23(a)	30,000,000	30,000,000

47

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Tooele City Industrial Development Revenue
	Conestoga Wood Specialists,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	1.700% 04/01/27(a)	9,455,000	9,455,000
	Encon Utah Project,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	1.800% 10/01/22(a)	3,100,000	3,100,000
UT West Jordan Industrial Development Revenue
	Vesper Corp.,
	Series 1994 A, AMT,
	LOC: Keybank N.A.
	1.770% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL			382,430,000
VERMONT — 0.0%
VT Economic Development Authority
	Alpine Pipeline Co.,
	Series 1999 A, AMT,
	LOC: KeyBank N.A.
	1.810% 12/01/20(a)	1,105,000	1,105,000
VERMONT TOTAL			1,105,000
VIRGINIA — 1.3%
VA Deutsche Bank Spears/Lifers Trust Various States
	Series 2008, AMT,
	LIQ FAC: Deutsche Bank
	1.660% 07/01/19(a)	7,270,000	7,270,000
VA Fairfax County Redevelopment & Housing Authority
	Multi-Family Housing Revenue,
	Series 2007 67G, AMT,
	LIQ FAC: Goldman Sachs
	1.660% 06/01/42(a)	27,995,000	27,995,000
VA Housing Development Authority
	Series 2006, AMT:
	3.800% 07/01/08	3,000,000	3,004,409
	LIQ FAC: Merrill Lynch Capital Services
	1.690% 10/01/21(a)	8,200,000	8,200,000
	Series 2008, AMT,
	LIQ FAC: Morgan Stanley
	1.770% 07/01/26(a)	10,205,000	10,205,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT:
	LIQ FAC: Merrill Lynch Capital Services
	1.690% 11/01/18(a)	15,095,000	15,095,000
	SPA: Merrill Lynch Capital Services
	1.690% 01/01/36(a)	20,890,000	20,890,000
	Series 2007,
	LIQ FAC: FHLMC
	1.610% 10/01/36(a)	18,025,000	18,025,000

48

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Westmoreland County Industrial Development Revenue
	Economic Development Revenue,
	Second Development LLC Project,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	1.750% 08/01/19(a)	3,250,000	3,250,000
VIRGINIA TOTAL			113,934,409
WASHINGTON — 2.2%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	1.730% 08/01/26(a)	3,435,000	3,435,000
WA Housing Finance Commission
	Multi-Family Housing Revenue:
	Inglebrook Court Project,
	Series 1995, AMT,
	1.630% 07/01/25(b)	8,300,000	8,300,000
	Pacific Inn Apartments Project,
	Series 1996 A, AMT,
	LOC: US Bank N.A.
	1.800% 05/01/28(a)	1,350,000	1,350,000
	Sherwood Springs Apartments Project,
	Series 1997 A, AMT,
	LOC: US Bank N.A.
	1.800% 09/01/27(a)	2,000,000	2,000,000
	Sisters of Providence Project,
	Series 1995, AMT,
	LOC US Bank N.A.
	1.800% 12/01/15(a)	1,505,000	1,505,000
	Multi-Family Revenue:
	Lake City Senior Housing Associates,
	Series 2006, AMT,
	Insured: FHLMC
	1.810% 07/01/39(a)	4,500,000	4,500,000
	Mountain West Investment Corp.,
	Series 2001, AMT,
	Guarantor: FNMA
	1.690% 09/01/34(a)	6,285,000	6,285,000
	The Seasons I LLC,
	Series 2006, AMT,
	Guarantor: FNMA
	1.750% 12/15/40(b)	14,700,000	14,700,000
	Series 2007 5-A, AMT,
	GIC: Bayerische Landesbank
	3.650% 10/01/08	22,500,000	22,500,000
WA King County Housing Authority
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	1.930% 04/01/38(a)	7,245,000	7,245,000
WA King County Sewer Revenue
	Series 2006 A,
	Insured: MBIA,
	SPA: KBC Bank N.V.
	2.000% 01/01/36(a)	7,750,000	7,750,000

49

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Pierce County Economic Development
	McFarland Cascade Project,
	Series 1996, AMT,
	LOC: US Bank N.A.
	1.800% 12/01/17(a)	3,755,000	3,755,000
WA Port Bellingham Industrial Development Corp.
	BP PLC,
	Series 2007, AMT,
	1.450% 07/01/41(b)	11,300,000	11,300,000
	BP West Coast Products LLC:
	Series 2001, AMT,
	1.450% 12/01/33(b)	7,400,000	7,400,000
	Series 2006, AMT,
	1.450% 07/01/40(b)	7,600,000	7,600,000
WA Port of Seattle
	Series 2007, AMT,
	SPA: Bank of New York
	2.030% 07/01/23(a)	25,240,000	25,240,000
WA Port Tacoma
	Series 2008, AMT,
	LOC: Banco Bilbao Vizcaya
	1.700% 12/01/36(a)	30,000,000	30,000,000
WA Seattle Housing Authority Revenue
	High Point South LP,
	Series 2007, AMT,
	LOC: KeyBank N.A.
	1.810% 03/01/39(a)	11,500,000	11,500,000
	Rainier Vista Project, Phase I,
	Series 2003, AMT,
	LOC: KeyBank N.A.
	1.720% 12/01/36(a)	5,175,000	5,175,000
WA Yakima County Public Corp.
	Oord Dairy,
	Series 2004, AMT,
	LOC: KeyBank N.A.
	1.810% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL			185,955,000
WEST VIRGINIA — 0.7%
WV Beckley Revenue Refunding
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	2.100% 10/01/16(a)	6,455,000	6,455,000
WV Marion County Commission Solid Waste Disposal Revenue
	Grantown Project,
	Series 1990 C, AMT,
	LOC: National Westminster
	1.850% 10/01/17(a)	1,000,000	1,000,000

50

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
WV Pleasants County Commission Industrial Development Revenue
	Simex, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	1.750% 12/01/19(a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
	FMC Corp.,
	Series 1991, AMT,
	LOC: Wachovia Bank N.A.
	1.750% 05/01/21(a)	1,530,000	1,530,000
	Toyota Motor Credit Corp.,
	Series 1998 A, AMT,
	1.650% 06/01/28(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			56,040,000
WISCONSIN — 2.6%
WI Caledonia Industrial Development Revenue
	Caledonia Properties LLC,
	Series 1998, AMT,
	LOC: Fifth Third Bank N.A.
	1.730% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	1.730% 04/01/33(a)	1,200,000	1,200,000
WI Housing & Economic Development Authority
	Series 2005 A, AMT,
	SPA: Lloyds TSB Bank PLC
	1.700% 03/01/36(a)	68,020,000	68,020,000
	Series 2006 A, AMT,
	SPA: KBC Bank N.V.
	1.850% 09/01/37(a)	2,900,000	2,900,000
	Series 2008 A, AMT,
	LIQ FAC: JPMorgan Chase Bank
	1.750% 09/01/38(a)	86,175,000	86,175,000
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	1.690% 09/01/23(a)	6,665,000	6,665,000
WI Kenosha Industrial Development Revenue
	Monarch Plastics, Inc.,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	3.100% 12/01/09(a)	350,000	350,000
WI Menomonee Falls Industrial Development Revenue
	Jema LLC,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	2.600% 09/01/14(a)	2,190,000	2,190,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	1.910% 12/01/44(a)	1,500,000	1,500,000

51

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Oconto Industrial Development Revenue
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	1.840% 11/01/12(a)	850,000	850,000
WI Park Falls Industrial Development Revenue
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	2.100% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
	Gunner Press & Finishing,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	2.600% 09/01/20(a)	1,690,000	1,690,000
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	2.600% 09/01/20(a)	1,650,000	1,650,000
WI Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Bank of New York
	1.610% 08/15/27(a)	12,000,000	12,000,000
	Series 2008,
	LIQ FAC: Merrill Lynch Capital Services
	1.890% 02/15/26(a)	26,565,000	26,565,000
WI Saukville Village Community Industrial Development Authority
	Calibre, Inc.,
	Series 2004, AMT,
	LOC: U.S. Bank N.A.
	1.960% 09/01/29(a)	1,440,000	1,440,000
WI Sheboygan Industrial Development Revenue
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC:Bank One N.A.
	2.600% 08/01/12(a)	2,070,000	2,070,000
WI Whitewater Industrial Development Revenue
	Husco International, Inc.,
	Series 1997, AMT,
	LOC: JP Morgan Chase Bank
	1.800% 12/01/12(a)	3,500,000	3,500,000
WISCONSIN TOTAL			220,965,000
WYOMING — 0.7%
WY Campbell County Industrial Development Revenue
	Two Elk Generation Partners,
	Series 2007, AMT,
	3.650% 11/01/37(a)	22,000,000	22,000,000

52

		Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — (continued)
WY Community Development Authority
	Series 2007, AMT
	LIQ FAC: Lloyds TSB Bank PLC,
	GIC: Citigroup Financial Products
	1.620% 02/01/10(a)	14,995,000	14,995,000
WY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Bank of New York,
	SPA: Citigroup Financial Products
	1.620% 02/01/10(a)	9,995,000	9,995,000
WY Sweetwater County Environmental Improvement Revenue
	Series 2007, AMT,
	LOC: Rabobank Nederland
	1.750% 07/01/26(a)	10,000,000	10,000,000
WYOMING TOTAL			56,990,000

	Total Municipal Bonds (cost of $8,098,726,342)		8,098,726,342
Commercial Paper — 1.9%
FLORIDA — 0.9%
FL Hillsborough County
	0.800% 06/05/08	3,500,000	3,500,000
FL Jacksonville Port Authority
	2.050% 07/10/08	8,000,000	8,000,000
FL Local Governmental Financing Commission
	1.050% 08/13/08	2,090,000	2,090,000
	1.200% 07/10/08	7,424,000	7,424,000
FL Miami-Dade County
	1.850% 06/30/08	39,382,000	39,382,000
FL Sunshine State Governmental Financing Commission
	0.850% 07/10/08	10,000,000	10,000,000
	1.000% 08/06/08	5,000,000	5,000,000
FLORIDA TOTAL			75,396,000
GA Municipal Electric Authority
	1.450% 07/09/08	20,000,000	20,000,000

53

		Par ($)	Value ($)
Commercial Paper — (continued)
KS Burlington Poll Commission
	1.430% 07/10/08	5,000,000	5,000,000
NE Omaha Public Power District
	1.000% 08/14/08	12,500,000	12,500,000
TN School Board Authority
	0.850% 07/03/08	15,000,000	15,000,000
TEXAS — 0.1%
TX Harris County
	1.150% 07/08/08	8,700,000	8,700,000
	2.050% 07/08/08	1,520,000	1,520,000
TEXAS TOTAL			10,220,000
WI State
	1.400% 07/10/08	27,500,000	27,500,000

	Total Commercial Paper (cost of $165,616,000)		165,616,000
Short-Term Obligations — 2.8%
VARIABLE RATE DEMAND NOTES — 2.8%
FHLMC Multifamily VRD Certificates
	1.750% 02/15/35(b)	10,547,858	10,547,858
	1.750% 08/15/45(b)	38,888,445	38,888,445
	1.750% 01/15/47(b)	39,117,492	39,117,492
Munimae TE Bond Subsidiary LLC,
	Series 2005, AMT,
	SPA: Merrill Lynch Capital Services
	2.520% 11/15/25(a)	29,720,000	29,720,000
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	2.540% 11/15/27(a)	86,385,000	86,385,000
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: Dexia Credit Local
	1.690% 07/01/22(a)	11,615,000	11,615,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	1.700% 08/15/29(a)	24,110,000	24,110,000
VARIABLE RATE DEMAND NOTES TOTAL			240,383,795

	Total Short-Term Obligations (cost of $240,383,795)		240,383,795

54

Total Investments — 99.2% (cost of $8,504,726,137)(d)	$8,504,726,137

Other Assets & Liabilities, Net — 0.8%	68,661,534

Net Assets — 100.0%	$8,573,387,671

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, this security, which is not illiquid, represents 0.4% of net assets.

(d)	Cost for federal income tax purposes is $8,504,726,137.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facilitiy
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Standy-by Purchase Agreement

55

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Commercial Paper – 35.0%
Amstel Funding Corp.
	2.500% 06/26/08(a)(b)	75,000,000	74,869,792
Archer-Daniels Midland Co.
	2.070% 06/11/08(a)(b)	23,750,000	23,736,344
	2.070% 06/17/08(a)(b)	17,515,000	17,498,886
AT&T, Inc.
	2.100% 07/17/08(a)(b)	17,500,000	17,453,042
CAFCO LLC
	2.820% 06/13/08(a)(b)	105,000,000	104,901,300
	2.950% 06/04/08(a)(b)	251,050,000	250,988,283
Cancara Asset Securitisation LLC
	2.800% 07/15/08(a)(b)	139,000,000	138,524,311
	2.850% 07/07/08(a)(b)	98,500,000	98,219,275
Chariot Funding LLC
	2.550% 06/16/08(a)(b)	96,504,000	96,401,464
Charta Corp.
	2.950% 06/04/08(a)(b)	518,550,000	518,422,523
Ciesco LLC
	2.620% 06/04/08(a)(b)	34,500,000	34,492,467
	2.650% 06/09/08(a)(b)	4,932,000	4,929,096
Citigroup Funding, Inc.
	3.055% 08/25/08(b)	85,000,000	84,386,878
Clipper Receivables Co. LLC
	2.800% 06/19/08(a)(b)	55,315,000	55,237,559
	2.820% 06/12/08(a)(b)	50,000,000	49,956,917
	2.820% 08/20/08(a)(b)	100,000,000	99,373,333
	2.850% 07/03/08(a)(b)	50,000,000	49,873,333
	2.875% 08/15/08(a)(b)	115,000,000	114,311,198
CRC Funding LLC
	2.600% 06/12/08(a)(b)	100,000,000	99,920,556
	2.820% 06/13/08(a)(b)	40,000,000	39,962,400
	2.900% 06/09/08(a)(b)	250,000,000	249,838,889
	2.950% 06/04/08(a)(b)	216,050,000	215,996,888
Dexia Delaware LLC
	2.690% 08/14/08(b)	110,000,000	109,391,761
	2.720% 07/10/08(b)	450,000,000	448,674,000
Eureka Securitization, Inc.
	2.520% 06/16/08(a)(b)	35,000,000	34,963,250
	2.750% 06/11/08(a)(b)	36,000,000	35,972,500
FCAR Owner Trust I
	3.000% 07/10/08(b)	175,000,000	174,431,250

1

		Par ($)	Value ($)
Commercial Paper – (continued)
	3.000% 07/15/08(b)	31,250,000	31,135,417
Gemini Securitization Corp. LLC
	2.450% 06/02/08(a)(b)	60,601,000	60,596,876
	2.600% 08/20/08(a)(b)	156,000,000	155,098,667
General Electric Capital Corp.
	2.820% 09/22/08(b)	620,000,000	614,511,967
	2.820% 09/23/08(b)	255,000,000	252,722,850
Govco LLC
	2.540% 08/12/08(a)(b)	150,000,000	149,238,000
	2.980% 06/17/08(a)(b)	25,000,000	24,966,889
	3.000% 06/24/08(a)(b)	26,000,000	25,950,167
Grampian Funding LLC
	2.680% 08/21/08(a)(b)	300,000,000	298,191,000
	2.700% 08/15/08(a)(b)	350,000,000	348,031,250
	2.730% 08/19/08(a)(b)	179,000,000	177,927,641
	2.930% 06/12/08(a)(b)	125,000,000	124,888,090
JPMorgan Chase & Co.
	2.500% 08/11/08(b)	276,500,000	275,136,701
	2.640% 07/16/08(b)	409,400,000	408,048,980
Jupiter Securitization Co. LLC
	2.550% 06/04/08(a)(b)	67,398,000	67,383,678
Mazarin Funding Corp.
	2.070% 08/01/08(a)(c)(d)	50,000,000	49,996,667
New Center Asset Trust
	2.400% 06/02/08(b)	62,609,000	62,604,826
Park Avenue Receivables Corp.
	2.550% 06/09/08(a)(b)	101,481,000	101,423,494
Scaldis Capital LLC
	2.600% 06/09/08(a)(b)	30,000,000	29,982,667
	2.830% 07/14/08(a)(b)	100,000,000	99,661,972
	2.875% 07/02/08(a)(b)	145,000,000	144,641,024
Sheffield Receivables Corp.
	2.760% 07/02/08(a)(b)	50,000,000	49,881,167
Solitaire Funding LLC
	2.680% 08/28/08(a)(b)	78,000,000	77,489,013
	2.830% 07/09/08(a)(b)	140,000,000	139,581,789
	2.830% 07/11/08(a)(b)	143,500,000	143,048,772
Thames Asset Global Securitization, Inc.
	2.700% 06/02/08(a)(b)	3,987,000	3,986,701
	2.700% 06/06/08(a)(b)	51,053,000	51,033,855
	2.700% 06/09/08(a)(b)	16,141,000	16,131,315

2

		Par ($)	Value ($)
Commercial Paper – (continued)
Tulip Funding Corp.
	2.700% 06/05/08(a)(b)	38,000,000	37,988,600
Versailles CDS LLC
	2.930% 08/21/08(a)(b)	276,000,000	274,180,470

	Total Commercial Paper (cost of $7,538,188,000)		7,538,188,000
Certificates of Deposit – 25.8%
Banco Santander NY
	2.770% 08/13/08	200,000,000	200,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	2.620% 08/22/08	265,900,000	265,900,000
	2.850% 07/07/08	275,000,000	275,000,000
Bank Scotland PLC NY
	2.800% 09/16/08	470,000,000	470,000,000
Barclays Bank PLC NY
	2.765% 07/08/08	275,000,000	275,000,000
BNP Paribas NY
	2.720% 07/07/08	400,000,000	400,000,000
Calyon NY
	2.700% 07/10/08	200,000,000	200,000,000
	2.780% 07/07/08	750,000,000	750,000,000
Canadian Imperial Bank of Commerce NY
	2.950% 07/02/08	397,850,000	397,850,000
Credit Industriel et Commercial NY
	2.950% 07/02/08	100,000,000	100,000,000
DEPFA Bank PLC NY
	2.790% 09/15/08	245,000,000	245,000,000
	2.800% 08/13/08	250,000,000	250,000,000
Lloyds TSB Bank PLC NY
	2.630% 07/09/08	200,000,000	200,000,000
Natixis NY
	2.900% 07/09/08	270,000,000	270,000,000
Royal Bank of Canada NY
	2.650% 07/09/08	350,000,000	350,001,835
	2.650% 11/07/08(c)	15,000,000	15,000,000
Societe Generale NY
	2.700% 08/21/08	650,000,000	650,000,000
UBS AG/Stamford Branch
	2.775% 09/12/08	240,000,000	240,000,000

	Total Certificates of Deposit (cost of $5,553,751,835)		5,553,751,835

3

		Par ($)	Value ($)
Corporate Bonds – 17.7%
AIG Matched Funding Corp.
	2.602% 09/24/08(a)(c)	175,000,000	175,000,000
	2.808% 10/06/08(a)(c)	390,000,000	390,000,000
Alliance & Leicester PLC
	2.694% 09/05/08(a)(c)	125,000,000	125,000,000
Asscher Finance Corp.
	5.500% 07/16/08(a)(d)	172,756,000	172,756,000
Axon Financial Funding LLC
	2.080% 05/02/08(a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	81,000,000
	2.090% 04/15/08(a)(c)(d)(e)(f) (amortized cost of $50,000,000)	50,000,000	40,500,000
	2.718% 04/04/08(a)(c)(d)(e)(f) (amortized cost of $135,000,000)	135,000,000	109,350,000
BNP Paribas
	2.770% 06/16/08(c)	116,000,000	116,000,000
Carrera Capital Finance LLC
	2.884% 07/30/08(a)(c)(d)	75,000,000	75,000,000
Fifth Third Bancorp
	2.414% 09/22/08(a)(c)	20,000,000	20,000,000
Goldman Sachs Group, Inc.
	2.610% 08/13/08(c)	250,000,000	250,000,000
Gulf Gate Apartments LLC
	LOC: Wells Fargo Bank N.A.
	2.430% 09/01/28(g)	2,000,000	2,000,000
HBOS Treasury Services PLC
	2.898% 01/30/09(a)(c)	20,000,000	20,000,000
K2 (USA) LLC
	2.080% 08/01/08(a)(c)	200,000,000	199,990,000
Merrill Lynch & Co., Inc.
	2.654% 12/12/08(c)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
	2.825% 12/05/08(c)	900,000,000	900,000,000
Natixis NY
	2.534% 09/12/08(a)(c)	125,000,000	125,000,000
	2.734% 09/08/08(a)(c)	265,000,000	265,000,000
Unicredito Italiano Bank Ireland
	2.549% 09/12/08(a)(c)	100,000,000	100,000,000
Wells Fargo & Co.
	2.594% 01/14/09(a)(c)	25,000,000	25,000,000

4

		Par ($)	Value ($)
Corporate Bonds – (continued)
Westpac Banking Corp.
	2.871% 07/11/08(a)(c)	400,000,000	400,000,000
Whistlejacket Capital Ltd.
	2.060% 06/09/08(a)(c)(d)(e)(f) (amortized cost of $49,999,674)	50,000,000	49,825,000
	2.310% 03/25/08(a)(c)(d)(e)(f) (amortized cost of $50,000,000)	50,000,000	49,825,000

	Total Corporate Bonds (cost of $3,870,745,674)		3,816,246,000
Time Deposit – 2.1%
US Bank
	2.000% 06/02/08	450,000,000	450,000,000

	Total Time Deposit (cost of $450,000,000)		450,000,000
Asset-Backed Securities – 1.2%
Paragon Mortgages PLC
	Series 13A, Class A1
	2.524% 01/15/39(a)(c)(h)	254,774,130	254,774,130

	Total Asset-Backed Securities (cost of $254,774,130)		254,774,130
Municipal Bonds – 1.0%
COLORADO – 0.1%
CO Housing & Finance Authority
	Series 2003 A-1,
	SPA: FHLB
	2.650% 10/01/33(g)	8,020,000	8,020,000
COLORADO TOTAL			8,020,000
FLORIDA – 0.6%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	2.724% 03/15/09(c)	137,000,000	137,000,094
FLORIDA TOTAL			137,000,094
NEW HAMPSHIRE – 0.0%
NH Business Finance Authority
	Series 2002 B,
	SPA: Bank of New York
	2.650% 11/01/20(g)	7,789,000	7,789,000
NEW HAMPSHIRE TOTAL			7,789,000
TEXAS – 0.1%
TX State
	Series 1997 B-2,
	SPA: DEPFA Bank PLC
	2.320% 12/01/29(g)	9,785,000	9,785,000
	Series 2002 B,
	LOC: Landesbank Hessen-Thuringen
	2.450% 06/01/23(g)	13,165,000	13,165,000
TEXAS TOTAL			22,950,000

5

		Par ($)	Value ($)
WISCONSIN – 0.2%
WI Housing & Economic Development Authority
	Series 2005 F,
	SPA: DEPFA Bank PLC
	2.370% 11/01/30(g)	12,045,000	12,045,000
	Series 2006 B,
	SPA: DEPFA Bank PLC
	2.350% 09/01/37(g)	18,335,000	18,335,000
WISCONSIN TOTAL			30,380,000

	Total Municipal Bonds (cost of $206,139,094)		206,139,094
Funding Agreements – 0.9%
Genworth Life Insurance Co.
	3.080% 06/09/08(c)(e)	50,000,000	50,000,000
	2.808% 10/03/08(c)(e)	75,000,000	75,000,000
Metropolitan Life Insurance Co.
	2.869% 08/11/08(c)	80,000,000	80,000,000

	Total Funding Agreements (cost of $205,000,000)		205,000,000
Repurchase Agreements – 16.2%
	Repurchase agreement with Barclays Capital, dated 05/30/08, due 06/02/08, at 2.300%, collateralized by U.S. Government Agency Obligations with various maturities to 09/19/16, market value $717,768,524 (repurchase proceeds $703,825,874)	703,691,000	703,691,000

	Repurchase agreement with Barclays Capital, dated 05/30/08, due 06/02/08, at 2.495%, collateralized by asset-backed securities with various maturities to 02/06/52, market value $777,697,380 (repurchase proceeds $755,202,987)	755,046,000	755,046,000

	Repurchase agreement with Credit Suisse First Boston, dated 05/30/08, due 06/02/08, at 2.470%, collateralized by corporate bonds with various maturities to 07/15/46, market value $746,752,685 (repurchase proceeds $725,149,229)	725,000,000	725,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due 06/02/08, at 2.350%, collateralized by a U.S. Government Agency Obligation maturing 05/01/38, market value $2,339,880 (repurchase proceeds $2,294,449)	2,294,000	2,294,000

6

		Par ($)	Value ($)
Repurchase Agreements – (continued)
	Repurchase agreement with Lehman Brothers, dated 05/30/08, due 06/02/08, at 2.475%, collateralized by commercial paper maturing 08/13/08, market value $525,005,000 (repurchase proceeds $500,103,125)	500,000,000	500,000,000

	Repurchase agreement with UBS Securities, Inc., dated 05/30/08, due 06/02/08, at 2.525%, collateralized by corporate bonds with various maturities to 09/30/50, market value $824,002,841 (repurchase proceeds $800,168,333)	800,000,000	800,000,000

	Total Repurchase Agreements (cost of $3,486,031,000)		3,486,031,000

7

			Value ($)
OTHER – 0.0%
Capital Support Agreement with Affiliate		—	10,200,000

	Total Investments – 99.9% (cost of $21,564,629,733)(i)(j)		21,520,330,059

	Other Assets & Liabilities, Net – 0.1%		27,160,070

	Net Assets – 100.0%		21,547,490,129

8

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the”1940 Act”), provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund’s market-based net asset value per share, securities covered by the Capital Support Agreement are being valued at fair value. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Structured investment vehicles (SIVs), a sector of the asset-backed commercial paper (ABCP) market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. The Fund invests in ABCP, including commercial paper and medium-term notes issued by SIVs.  The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The Fund has entered into a Capital Support Agreement (the “Agreement”) with NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“Columbia”). Bank of America Corporation (“BOA”) has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor’s, Prime-1 from Moody’s Investors Service, Inc. and F-1+ from FitchRatings. BOA’s short-term credit ratings satisfy the ratings requirements for first tier securities (“First Tier Securities”) as defined in paragraph (a)(12) of Rule 2a-7 of the 1940 Act.

The Fund’s objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value (“NAV”) per share at an amount no less than the specific level set forth in the Agreement (the “Minimum NAV Per Share”). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund’s market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a “capital contribution” is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $185 million (the “Maximum Contribution Amount”) for the Fund as of May 31, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund’s disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost (a “Triggering Event”). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund’s market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of May 31, 2008, Columbia Money Market Reserves included a Potential Future Contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider’s obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

On November 21, 2007, Axon Financial Funding LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement.

On February 11, 2008, Whistlejacket Capital Ltd. (“Whistlejacket”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

9

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 2.080% 05/02/08	$100,000,000	$100,000,000	$81,000,000
Axon Financial Funding LLC, 2.090% 04/15/08	50,000,000	50,000,000	40,500,000
Axon Financial Funding LLC, 2.718% 04/04/08	135,000,000	135,000,000	109,350,000
Whistlejacket Capital Ltd., 2.060% 06/09/08	50,000,000	49,999,674	49,825,000
Whistlejacket Capital Ltd., 2.310% 03/25/08	50,000,000	50,000,000	49,825,000

At the end of the reporting period, management estimated the fair value of the Agreement to be $10,200,000.

(a)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $7,755,163,500, which represents 36.0% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Axon Financial Funding LLC
2.080% 05/02/08	04/23/07	$100,000,000
2.090% 04/15/08	04/10/07	50,000,000
2.718% 04/04/08	04/02/07	135,000,000
Carrera Capital Finance LLC
2.884% 07/30/08	07/18/07	75,000,000
K2 (USA) LLC
2.080% 08/01/08	07/27/07	200,000,000
Whistlejacket Capital Ltd.
2.060% 06/09/08	05/29/07	50,000,000
2.310% 03/25/08	03/15/07	50,000,000
		$660,000,000

(b)     The rate shown represents the discount rate at the date of purchase.

(c)     The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(d)     Security issued by a structured investment vehicle.

(e)     Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)      Security is in default and is a covered security under the Capital Support Agreement.

(g)     Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(h)     The maturity date reflected is the contractual date of the security. The expected weighted average life may be significantly shorter.

(i)      Cost for federal income tax purposes is $21,564,629,733.

(j)      Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$10,200,000	$(54,499,674)	$(44,299,674)

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.6%
NEW YORK — 95.0%
NY Albany Industrial Development Agency
	Daughters of Sarah Housing Co., Inc.,
	Series 2001 A,
	LOC: First Niagara Commercial Bank,
	LOC: KeyBank N.A
	1.700% 03/01/31(a)	6,615,000	6,615,000
NY Allegany County Industrial Development Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	1.740% 04/01/29(a)	4,600,000	4,600,000
NY Babylon Industrial Development Agency Resources
	Covanta Energy Corp.,
	Series 1998,
	SPA: JPMorgan Chase & Co.
	1.550% 01/01/19(a)	10,970,000	10,970,000
NY Binghamton City School District
	Series 2008,
	3.200% 01/16/09	2,700,000	2,707,389
NY BMO Floating Rate Certificates Securities Trust
	Series 2008,
	LIQ FAC: Bank of Montreal
	1.670% 08/01/15(a)	15,560,000	15,560,000
NY Broome County Industrial Development Agency
	James Johnston Memorial Nursing Home,
	Series 2003,
	LOC: Sovereign Bank FSB,
	LOC: Bank of New York
	1.630% 02/01/29(a)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
	Grace View Manor Nursing,
	Series 2003,
	LOC: Sovereign Bank FSB,
	LOC: Bank of New York
	1.630% 02/01/29(a)	2,585,000	2,585,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	Guarantor: FHLMC
	1.650% 05/01/31(a)	4,305,000	4,305,000
NY Clipper Receivables Co.
	2.200% 06/09/08	20,000,000	20,000,000
NY Convention Center Operating Corp.
	Series 2003,
	Escrowed to Maturity,
	(b) 06/01/08	2,000,000	2,000,000
	Series 2008,
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	1.720% 11/15/44(a)	26,770,000	26,770,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Deutsche Bank Spears/Lifers Trust
	Series 2008,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank AG
	1.620% 07/01/30(a)	1,870,000	1,870,000
NY Dormitory Authority
	1.450% 06/11/08	10,300,000	10,300,000
	1.900% 06/16/08	5,000,000	5,000,000
	2.100% 06/09/08	7,000,000	7,000,000
	Nysarc, Inc.,
	Series 2007,
	SPA: Keybank N.A.
	4.500% 07/01/36(a)	13,520,000	13,520,000
	Series 2003 2A,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.630% 02/15/31(a)	15,995,000	15,995,000
	Series 2005 A-09,
	SPA: Bank of New York
	2.430% 05/15/31(a)	17,135,000	17,135,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	1.580% 03/15/37(a)(c)	12,600,000	12,600,000
	Series 2008,
	LIQ FAC: Morgan Stanley:
	1.600% 07/01/46(a)	4,385,000	4,385,000
	1.720% 08/15/31(a)	10,000,000	10,000,000
	1.720% 08/15/31(a)	9,900,000	9,900,000
	Sisters of Charity Hospital,
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	1.630% 07/01/22(a)	6,535,000	6,535,000
	University of Rochester,
	Series 2006 R,
	SPA: Wachovia Bank N.A.:
	1.750% 07/01/27(a)	4,330,000	4,330,000
	2.460% 07/01/24(a)	10,405,000	10,405,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 2005 A,
	LOC: Bank of New York
	1.500% 07/01/35(a)	8,610,000	8,610,000
	Series 1999 A,
	LOC: Bank of New York
	1.500% 07/01/28(a)	600,000	600,000
	Trinity Pawling School Corp.,
	Series 2002,
	LOC: Allied Irish Banks PLC
	1.590% 10/01/32(a)	1,800,000	1,800,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY East Farmingdale Volunteer Fire Co. Income Revenue
	Series 2002,
	LOC: Citibank N.A.
	1.550% 11/01/22(a)	4,590,000	4,590,000
NY East Rochester Housing Authority Revenue
	Series 2006 A,
	LOC: Citizens Bank N.A.
	1.570% 12/01/36(a)	5,900,000	5,900,000
NY Energy Research & Development Authority
	Consolidated Edison Co.:
	Series 2005 A-1,
	LOC: Wachovia Bank N.A.
	1.420% 05/01/39(a)	15,200,000	15,200,000
	Series 2005 A2,
	LOC: Wachovia Bank N.A.
	1.500% 05/01/39(a)	3,000,000	3,000,000
NY Environmental Facilities Corp.
	Series 2003,
	SPA: Merrill Lynch Capital Services
	1.610% 07/15/33(a)(c)	11,650,000	11,650,000
	Series 2004 F,
	5.000% 06/15/08	2,500,000	2,503,440
	Series 2006,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 06/15/14(a)(c)	1,845,000	1,845,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 12/15/15(a)	3,750,000	3,750,000
NY Erie County Industrial Development Agency
	Orchard Park CCRC, Inc.,
	Series 2006 B,
	LOC: Sovereign Bank FSB,
	LOC: Citizens Bank of Rhode Island
	1.520% 11/15/36(a)	12,000,000	12,000,000
	Series 1996,
	LOC: KeyBank of New York
	1.740% 11/01/16(a)	655,000	655,000
	Series 2008:
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	1.650% 05/01/29(a)	2,000,000	2,000,000
	LIQ FAC: Citigroup Financial Products
	1.640% 05/01/23(a)	11,205,000	11,205,000
NY Forest City New Rochelle Revenue Certificates of Trust
	FC Washington-Lincoln LLC,
	Series 2003 C,
	LOC: Wachovia Bank N.A.
	1.550% 06/01/11(a)	17,630,000	17,630,000
NY Gloversville City School District
	Series 2008,
	2.000% 10/31/08	5,215,000	5,231,167

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Herkimer County Industrial Development Agency
	Templeton Foundation,
	Series 2000,
	LOC: KeyBank N.A.
	1.740% 12/01/14(a)	1,835,000	1,835,000
NY Housing Finance Agency
	Barclay Street Realty LLC,
	Series 2004 A,
	Guarantor: FNMA
	1.510% 11/15/37(a)	8,200,000	8,200,000
	Series 2003 E,
	LOC: BNP Paribas
	1.520% 03/15/27(a)	1,200,000	1,200,000
NY Hudson Yards Infrastructure Corp.
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Morgan Stanley
	1.720% 02/15/47(a)	15,175,000	15,175,000
NY Livingston County Industrial Development Agency
	Nicholas H. Noyes Memorial Hospital,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	1.630% 07/01/19(a)	2,512,000	2,512,000
NY Local Government Assistance Corp.
	Series 1995 D,
	LOC: Societe Generale
	1.570% 04/01/25(a)	2,880,000	2,880,000
	Series 1995 F,
	LOC: Societe Generale
	1.400% 04/01/25(a)	5,400,000	5,400,000
	Series 1995,
	LOC: Bank of Nova Scotia
	1.390% 04/01/25(a)	1,000,000	1,000,000
	Series 2003 A-6V,
	SPA: KBC Bank NV
	1.450% 04/01/18(a)	20,950,000	20,950,000
	Series 2003,
	SPA: JPMorgan Chase Bank
	1.450% 04/01/19(a)	1,500,000	1,500,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	1.610% 04/01/21(a)	5,240,000	5,240,000
NY Long Island Power Authority Electric Systems Revenue
	Series 1998 7-A,
	Insured: MBIA,
	SPA: Fortis Bank SA
	1.900% 04/01/25(a)	11,000,000	11,000,000
NY Long Island Power Authority
	Series 2003 H,
	SPA: Dexia Credit Local
	1.450% 12/01/29(a)	1,500,000	1,500,000
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.650% 12/01/35(a)	5,665,000	5,665,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Metropolitan Transportation Authority
	1.950% 07/10/08	10,000,000	10,000,000
	Series 2002 B,
	SPA: Dexia Credit Local
	1.350% 11/01/22(a)	13,950,000	13,950,000
	Series 2002 G-1,
	Insured: AMBAC,
	SPA: Bank of Nova Scotia
	2.350% 11/01/26(a)	4,270,000	4,270,000
	Series 2002,
	LIQ FAC: JPMorgan Chase Bank
	2.120% 11/15/18(a)	4,385,000	4,385,000
	Series 2005 E-1,
	LOC: Fortis Bank SA/NV
	1.400% 11/01/35(a)	5,300,000	5,300,000
	Series 2005 E-2,
	LOC: Fortis Bank SA
	1.590% 11/01/35(a)	2,600,000	2,600,000
	Series 2006,
	LIQ FAC: Morgan Stanley
	1.730% 11/15/31(a)	8,075,000	8,075,000
NY Monroe County Industrial Development Agency
	DePaul Properties, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	1.550% 06/01/26(a)	6,895,000	6,895,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	1.570% 01/15/32(a)	2,200,000	2,200,000
	Series 1998,
	LOC: KeyBank N.A.
	1.740% 08/01/18(a)	3,020,000	3,020,000
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	1.750% 02/01/38(a)	2,000,000	2,000,000
	Series 2008,
	LOC: JPMorgan Chase Bank
	1.450% 04/01/38(a)	4,500,000	4,500,000
	St. Ann’s Nursing Home Co., Inc.,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	1.520% 07/01/30(a)	3,600,000	3,600,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	1.520% 07/01/30(a)	2,875,000	2,875,000
	YMCA of Greater Rochester,
	Series 2005,
	LOC: Manurfacturers & Traders
	1.670% 04/01/31(a)	4,455,000	4,455,000
NY Nassau County Interim Finance Authority
	Series 2002 A,
	SPA: Dexia Credit Local
	1.500% 11/15/22(a)	6,070,000	6,070,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	1.700% 06/01/46(a)	5,000,000	5,000,000
NY New York City Housing Development Corp.
	201 Pearl LLC,
	Series 2006 A,
	LIQ FAC: FNMA
	1.520% 10/15/41(a)	20,000,000	20,000,000
	James West Ninety LLC,
	Series 2002 A,
	Guarantor: FNMA
	1.350% 06/15/32(a)	3,227,500	3,227,500
	Multi-Family Housing,
	96th Street Associates LP,
	Series 1997 A,
	Guarantor: FNMA
	1.550% 11/15/19(a)	6,050,000	6,050,000
	Series 2008,
	LOC: Royal Bank of Scotland
	1.450% 03/01/48(a)	10,000,000	10,000,000
NY New York City Industrial Development Agency
	Allen-Stevenson School,
	Series 2004,
	LOC: Allied Irish Bank PLC
	1.650% 12/01/34(a)	940,000	940,000
	Jewish Community Center,
	Series 2000,
	LOC: Manufacturers & Trades
	1.670% 03/01/30(a)	8,685,000	8,685,000
NY New York City Municipal Water Finance Authority
	1.700% 06/05/08	25,000,000	25,000,000
	Series 2002 C-1,
	SPA: DEPFA Bank PLC
	1.150% 06/15/18(a)	10,915,000	10,915,000
	Series 2002 C-2,
	SPA: DEFPA Bank PLC
	1.500% 06/15/18(a)	6,400,000	6,400,000
	Series 2002 C-3,
	SPA: DEPFA Bank PLC
	1.350% 06/15/18	340,000	340,000
	Series 2008 B-4,
	SPA: BNP Parias
	1.410% 06/15/23(a)	4,000,000	4,000,000
	Series 2008,
	LIQ FAC: PNC Bank NA
	1.670% 12/15/13(a)	2,420,000	2,420,000
NY New York City Transitional Finance Authority
	Series 2001 N,
	LOC: Lehman Brothers
	1.890% 02/01/14(a)	3,975,000	3,975,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	1.550% 11/01/22(a)	1,900,000	1,900,000
	Series 2002 2D,
	LIQ FAC: LloydsTSB Bank PLC
	1.500% 11/01/22(a)	10,000,000	10,000,000
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	1.550% 11/01/22(a)	9,525,000	9,525,000
	Series 2002 3B,
	SPA: Citigroup Global Markets
	1.240% 11/01/22(a)	9,990,000	9,990,000
	Series 2002 C-5,
	SPA: Citibank N.A.
	1.550% 08/01/31(a)	8,150,000	8,150,000
	Series 2007 II,
	LIQ FAC: Citibank N.A.
	1.640% 07/15/29(a)	13,050,000	13,050,000
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	1.590% 02/01/31(a)	11,050,000	11,050,000
NY New York City
	Series 1993 C,
	LOC: JPMorgan Chase Bank
	1.250% 10/01/23(a)	1,200,000	1,200,000
	Series 1994 B-2,
	LOC: JPMorgan Chase Bank
	1.480% 08/15/23(a)	14,200,000	14,200,000
	Series 1994 B-5,
	SPA: Bank of Nova Scotia
	1.500% 08/15/11(a)	3,200,000	3,200,000
	Series 1994 H-2,
	SPA: Wachovia Bank N.A.
	1.250% 08/01/14(a)	5,600,000	5,600,000
	Series 1995 F-2,
	LOC: Depfa Bank PLC
	1.500% 02/15/12(a)	800,000	800,000
	Series 1995 F-3,
	LOC: Morgan Guaranty Trust
	1.600% 02/15/13(a)	1,100,000	1,100,000
	Series 2001 A8,
	SPA: Lloyds TSB Bank PLC
	3.650% 11/01/23(a)	16,430,000	16,430,000
	Series 2002 C-3,
	LOC: BNP Paribas
	1.450% 08/01/20(a)	8,300,000	8,300,000
	Series 2002 C-4,
	LOC: BNP Paribas
	1.400% 08/01/20(a)	2,500,000	2,500,000
	Series 2002 C5,
	LOC: Bank of New York
	1.400% 08/01/20(a)	2,350,000	2,350,000
	Series 2004 H-2,
	LOC: Bank of New York
	1.410% 03/01/34(a)	3,885,000	3,885,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2004 H-3,
	LOC: Bank of New York
	1.450% 03/01/34(a)	8,835,000	8,835,000
	Series 2006 I-4,
	LOC: Bank of New York
	1.370% 04/01/36(a)	10,900,000	10,900,000
	Series 2007,
	LIQ FAC: PNC Bank NA
	1.670% 04/01/14(a)	6,495,000	6,495,000
	Series 2008:
	LIQ FAC: Morgan Stanley
	1.600% 04/01/30(a)	7,500,000	7,500,000
	LIQ FAC: PNC Bank NA
	1.670% 09/01/13(a)	5,145,000	5,145,000
NY New York State Dormitory Authority
	Wanger College,
	Series 1998,
	LOC: JPMorgan Chase Bank
	1.500% 07/01/28(a)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
	Syracuse University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	1.450% 07/01/37(a)	6,480,000	6,480,000
NY Port Authority of New York & New Jersey
	Series 2008,
	LIQ FAC: PNC Bank NA
	1.670% 11/15/15(a)	2,625,000	2,625,000
NY Power Authority
	1.920% 08/06/08	2,000,000	2,000,000
	2.550% 07/18/08	10,000,000	10,000,000
	Series 1985:
	LIQ FAC: Bank of Nova Scotia
	2.100% 03/01/16(a)	2,760,000	2,760,000
	LIQ FAC: Dexia Credit Local
	2.100% 03/01/20(a)	23,000,000	23,000,000
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Citigroup Financial Products
	1.670% 11/15/47(a)	4,950,000	4,950,000
NY Putnam County
	Series 2007,
	3.600% 10/29/08	8,000,000	8,009,528
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: BNP Paribas
	1.590% 06/15/20(a)(c)	13,905,000	13,905,000
NY Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citibank N.A.
	1.590% 10/01/35(a)	4,600,000	4,600,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Riverhead Industrial Development Authority
	Central Suffolk Hospital,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	1.630% 07/01/31(a)	8,005,000	8,005,000
NY Rockland County Industrial Development Agency
	Series 2007,
	LOC: Wachovia Bank N.A.
	1.600% 12/01/32(a)	6,945,000	6,945,000
NY Roosevelt Union Free School District
	Series 2007 A,
	4.400% 08/01/08	26,035,000	26,113,752
NY Sag Harbor Union Free School District
	Series 2007,
	3.750% 06/30/08	4,000,000	4,000,711
NY Saratoga County Industrial Development Agency
	Series 2007 A,
	LOC: KeyBank N.A.
	1.700% 12/01/32(a)	3,945,000	3,945,000
NY St. Lawrence County Industrial Development Agency
	Claxton-Hepburn Medical Center,
	Series 2006 C,
	LOC: KeyBank N.A.
	1.700% 12/01/31(a)	3,855,000	3,855,000
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	2.800% 03/15/30(a)	7,815,000	7,815,000
	UBS Municipal Certificates,
	CURVES,
	Series 2007,
	LIQ FAC: Bank of New York
	3.620% 10/01/17(a)(c)	8,365,000	8,365,000
NY Suffolk County Industrial Development Agency
	The St. Francis Monastery,
	Series 2006,
	LOC: Sovereign Bank FSB
	1.520% 12/01/36(a)	1,500,000	1,500,000
NY Suffolk County
	Series 2008,
	3.500% 08/14/08	6,400,000	6,408,922
NY Syracuse Industrial Development Agency
	Series 2007 A,
	LOC: KeyBank N.A.
	1.700% 01/01/33(a)	5,000,000	5,000,000
NY Thruway Authority Revenue
	Series 2007 H,
	5.000% 01/01/09	4,335,000	4,422,808
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.600% 04/01/20(a)	2,009,000	2,009,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Tobacco Settlement Financing Authority
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	1.730% 06/01/20(a)	30,500,000	30,500,000
NY Tompkins County Industrial Development Agency Revenue
	Care Community Kendal Ithaca,
	Series 2000,
	LOC: Wachovia Bank N.A.
	1.620% 06/01/25(a)	1,795,000	1,795,000
NY Transitional Finance Authority
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.650% 01/15/37(a)	6,500,000	6,500,000
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	1.400% 01/01/19(a)	6,240,000	6,240,000
	Series 2001 B,
	SPA: State Street Bank & Trust Co.
	2.550% 01/01/32(a)	5,000,000	5,000,000
	Series 2002 F,
	SPA: ABN AMRO Bank N.V.
	1.460% 11/01/32(a)	32,315,000	32,315,000
	Series 2003 B,
	SPA: Dexia Credit Local
	1.440% 01/01/33(a)	7,170,000	7,170,000
	Series 2005 A,
	SPA: Dexia Credit Local
	1.450% 11/01/35(a)	18,695,000	18,695,000
	Series 2006,
	LIQ FAC: Morgan Stanley
	1.650% 01/01/24(a)	5,900,000	5,900,000
	Series 2007,
	SPA: JPMorgan Chase Bank
	1.520% 01/01/19(a)	2,860,000	2,860,000
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	1.700% 06/01/42(a)	17,450,000	17,450,000
NY Urban Development Corp.
	Series 2007,
	LIQ FAC: Bank of New York
	1.620% 03/15/35(a)	18,460,000	18,460,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products
	1.590% 12/15/25(a)	1,600,000	1,600,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Westchester County Industrial Development
	Westchester Jewish Project,
	Series 1998,
	LOC: Chase Manhattan Bank
	2.250% 10/01/28(a)	900,000	900,000
NY Williamson Central School District
	Series 2008,
	2.000% 02/13/09	3,818,000	3,830,130
NEW YORK TOTAL			1,103,341,347
PUERTO RICO — 4.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LIQ FAC: Citibank N.A.,
	GTY AGMT: Citibank N.A.
	1.660% 09/03/09(a)	32,350,000	32,350,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2008,
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	1.680% 07/01/45(a)	3,740,000	3,740,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Goldman Sachs & Co.
	1.600% 10/01/23(a)(c)	255,000	255,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007:
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.640% 08/01/42(a)	9,940,000	9,940,000
	Insured: FSA,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/33(a)	7,000,000	7,000,000
PUERTO RICO TOTAL			53,285,000

	Total Municipal Bonds (cost of $1,156,626,347)		1,156,626,347

	Total Investments – 99.6% (cost of $1,156,626,347)(d)		1,156,626,347

	Other Assets & Liabilities, Net – 0.4%		5,082,315

	Net Assets – 100.0%		1,161,708,662

11

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)	Zero coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid, amounted to $48,620,000, which represents 4.2% of net assets.

(d)	Cost for federal income tax purposes is $1,156,626,347.

Acronym	Name

AMBAC	Ambac Assurance Corp.
CURVES	Custodial Residual and Variable Securities
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 76.2%
U.S. GOVERNMENT AGENCIES — 76.2%
Federal Farm Credit Bank
	2.279% 02/23/09(a)	12,000,000	12,000,000
	2.584% 09/03/09(a)	30,000,000	30,001,202
	2.673% 03/02/09(a)	18,525,000	18,523,366
	2.698% 08/01/08(a)	11,185,000	11,186,736
Federal Home Loan Bank
	2.220% 01/02/09	21,000,000	21,000,000
	2.270% 10/29/08	30,000,000	30,000,000
	2.400% 04/21/09	13,000,000	12,997,923
	2.433% 05/27/09(a)	25,000,000	25,003,281
	2.498% 02/23/09(a)	5,000,000	5,000,000
	2.515% 05/20/09(a)	10,000,000	10,000,000
	2.518% 11/14/08(a)	1,000,000	999,992
	2.528% 01/08/09(a)	20,000,000	20,023,235
	2.534% 07/16/09(a)	20,000,000	20,010,602
	2.559% 10/16/08(a)	50,000,000	49,996,269
	2.568% 01/08/10(a)	25,000,000	25,014,145
	2.589% 08/15/08(a)	22,000,000	22,002,763
	2.596% 02/11/09(a)	20,000,000	20,008,500
	2.599% 02/18/09(a)	45,000,000	45,000,515
	2.625% 05/05/09	20,000,000	20,000,000
	2.630% 08/07/09(a)	25,000,000	25,002,218
	2.650% 09/17/08(a)	2,000,000	2,000,669
	2.710% 07/07/08	500,000	499,789
	2.710% 08/05/09(a)	50,000,000	49,999,230
	2.719% 04/30/09(a)	50,000,000	49,997,308
	2.739% 10/30/08(a)	30,000,000	29,998,801
	2.750% 01/23/09(a)	2,000,000	2,001,420
	2.760% 10/24/08(a)	3,000,000	2,999,652
	2.866% 06/01/09(a)	15,000,000	15,004,287
	2.918% 03/04/09(a)	20,000,000	20,017,443
	4.000% 06/03/08	500,000	499,984
	4.050% 01/21/09	250,000	249,951
	4.200% 07/18/08	4,000,000	4,010,163
	5.125% 07/30/08	10,000,000	10,005,833
	5.250% 06/19/08	7,000,000	6,999,731
Federal Home Loan Mortgage Corp.
	2.313% 09/28/09(a)	20,000,000	19,992,111
	2.431% 09/21/09(a)	15,000,000	15,014,072
	2.599% 10/08/09(a)	70,000,000	69,989,419

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association
	1.950% 06/18/08(b)	25,000,000	24,976,979
	2.100% 07/21/08(b)	40,000,000	39,883,333
	2.747% 07/28/09(a)	50,000,000	49,983,120
	3.750% 07/25/08	73,000,000	73,165,564
	5.000% 07/03/08	6,396,000	6,411,457
U.S. GOVERNMENT AGENCIES TOTAL			917,471,063

	Total Government & Agency Obligations (cost of $917,471,063)		917,471,063
Repurchase Agreements — 23.7%
	Repurchase agreement with Barclays Capital, dated 05/30/08, due 06/02/08, at 2.300%, collateralized by U.S. Government Agency Obligations with various maturities to 02/01/38, market value $163,200,000 (repurchase proceeds $160,030,667)	160,000,000	160,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 05/30/08, due 06/02/08, at 2.350%, collateralized by U.S. Government Agency Obligations with various maturities to 05/01/38, market value $127,200,121 (repurchase proceeds $124,730,422)	124,706,000	124,706,000

	Total Repurchase Agreements (cost of $284,706,000)		284,706,000

	Total Investments – 99.9% (cost of $1,202,177,063) (c)		1,202,177,063

	Other Assets & Liabilities, Net – 0.1%		1,276,245

	Net Assets – 100.0%		1,203,453,308

Notes to Investment Portfolio:

*Security Valuation:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Cost for federal income tax purposes is $1,202,177,063.

2

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.7%
CONNECTICUT — 58.1%
CT Development Authority
	Health Care Revenue,
	Independent Living Program,
	Series 1990,
	LOC: HSBC Bank USA N.A.
	1.500% 07/01/15(a)	4,775,000	4,775,000
	Industrial Development Revenue:
	Series 1984,
	LOC: Citizens Bank of Connecticut
	1.620% 12/01/14(a)	3,300,000	3,300,000
	The Energy Network, Inc.:
	Series 1998, AMT,
	LOC: Sovereign Bank FSB
	1.650% 09/01/25(a)	4,925,000	4,925,000
	Series 2000, AMT,
	LOC: Sovereign Bank FSB
	1.650% 01/01/30(a)	4,300,000	4,300,000
	Pollution Control Revenue,
	Central Vermont Public Service,
	Series 1985,
	LOC: Citizens Bank N.A.
	2.100% 12/01/15(a)	2,600,000	2,600,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	1.610% 08/01/23(a)	8,500,000	8,500,000
	Water Facility Revenue:
	Series 2004 A, AMT,
	LOC: Citizens Bank of Rhode Island
	1.670% 07/01/28(a)	3,360,000	3,360,000
	Series 2004 B,
	LOC: Citizens Bank of Rhode Island
	1.620% 09/01/28(a)	1,125,000	1,125,000
CT Greenwich
	Series 2008,
	3.000% 01/29/09	5,000,000	5,017,736
CT Health & Educational Facilities Authority
	Ascension Health,
	Series 1999 B,
	1.420% 11/15/29(b)	4,360,000	4,360,000
	Griffin Hospital,
	Series 2007,
	LOC: Wachovia Bank N.A.
	1.580% 07/01/37(a)	5,625,000	5,625,000
	Hospital of St. Raphael,
	Series 2004 M,
	LOC: KBC Bank N.V.
	1.450% 07/01/24(a)	6,905,000	6,905,000
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Company
	1.500% 07/01/30(a)	8,850,000	8,850,000
	Kingswood Oxford School,
	Series 2002 B,
	LOC: Allied Irish Bank PLC
	1.650% 07/01/30(a)	2,045,000	2,045,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2007 D,
	LOC: Wachovia Bank N.A.
	1.300% 07/01/37(a)	3,200,000	3,200,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 07/01/15(a)	4,765,000	4,765,000
	Taft School,
	Series 2000 E,
	LOC: Wachovia Bank N.A.
	1.600% 07/01/30(a)	4,000,000	4,000,000
	Wesleyan University,
	Series 2005 F,
	SPA: JPMorgan Chase Bank
	1.450% 07/01/40(a)	5,275,000	5,275,000
	Yale University:
	Series 1999 U,
	1.450% 07/01/33(b)	7,500,000	7,500,000
	Series 1999 U-2,
	1.380% 07/01/33(b)	21,690,000	21,690,000
	Series 2001 V-2,
	1.600% 07/01/36(b)	2,900,000	2,900,000
	Series 2003 X-2,
	1.380% 07/01/37(b)	3,930,000	3,930,000
	Yale-New Haven Hospital,
	Series 2008,
	LOC: JPMorgan Chase Bank
	1.450% 07/01/25(a)	5,000,000	5,000,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LIQ FAC: HSBC Bank USA N.A.
	1.500% 07/01/32(a)	3,200,000	3,200,000
	Series 2005, AMT,
	LIQ FAC: Lehman Liquidity
	2.080% 11/15/29(a)	9,000,000	9,000,000
	Series 2007, AMT,
	SPA: Bank of New York
	1.820% 11/15/15(a)	6,010,000	6,010,000
	Series 2008 A4, AMT,
	SPA: JPMorgan Chase Bank
	1.530% 11/15/28(a)	10,000,000	10,000,000
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch Capital Services
	2.460% 07/01/37(a)	19,390,000	19,390,000
CT State
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank
	1.400% 06/15/15(a)	5,445,000	5,445,000
CONNECTICUT TOTAL			176,992,736

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
DISTRICT OF COLUMBIA — 1.0%
DC State
	Series 2003 D-2,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	1.700% 06/01/26(a)	3,060,000	3,060,000
DISTRICT OF COLUMBIA TOTAL			3,060,000
PUERTO RICO — 33.8%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LIQ FAC: Citibank N.A.,
	GTY AGMT: Citibank N.A.
	1.660% 09/03/09(a)	15,205,000	15,205,000
PR Commonwealth of Puerto Rico Government Development Bank
	Series 1985 B,
	SPA: Credit Suisse
	2.400% 12/01/15(a)	9,900,000	9,900,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/41(a)	14,725,000	14,725,000
	Series 2008:
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.680% 07/01/45(a)	16,860,000	16,860,000
	Insured: MBIA,
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.680% 07/01/33(a)	9,200,000	9,200,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Goldman Sachs & Co.
	1.600% 10/01/23(a)(c)	4,975,000	4,975,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007:
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.640% 08/01/42(a)	8,135,000	8,135,000
	Insured: FSA,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/33(a)	7,000,000	7,000,000
PR Commonwealth of Puerto Rico
	Series 2007,
	LOC: UBS Warburg AG
	1.000% 07/01/33(a)	7,100,000	7,100,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	Series 2008,
	LOC: Wachovia Bank N.A.
	1.000% 07/01/32(a)	10,000,000	10,000,000
PUERTO RICO TOTAL			103,100,000
TEXAS — 0.8%
TX Gulf Coast Waste Disposal Authority
	Amoco Co.,
	Series 1998, AMT,
	1.450% 01/01/26(b)	2,500,000	2,500,000
TEXAS TOTAL			2,500,000

	Total Municipal Bonds (cost of $285,652,736)		285,652,736
Commercial Paper — 6.1%
CONNECTICUT — 6.1%
CT Health & Educational Facilities Authority
	0.850% 08/06/08	8,800,000	8,800,000
	1.550% 07/07/08	5,000,000	5,000,000
CT New Haven
	1.300% 06/11/08	4,655,000	4,655,000
CONNECTICUT TOTAL			18,455,000

	Total Commercial Paper (cost of $18,455,000)		18,455,000

	Total Investments – 99.8% (cost of $304,107,736)(d)		304,107,736

	Other Assets & Liabilities, Net – 0.2%		628,807

	Net Assets – 100.0%		304,736,543

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

4

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, this security, which is not illiquid, represents 1.6% of net assets.

(d)	Cost for federal income tax purposes is $304,107,736.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 94.7%
MASSACHUSETTS — 86.4%
MA Bay Transportation Authority
	Sales Tax Revenue,
	Series 2007,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 07/01/25(a)	5,665,000	5,665,000
MA Boston Industrial Development Financing Authority
	Fenway Community Health Center,
	Series 2006 A,
	LOC: Sovereign Bank,
	LOC: Fifth Third Bank
	1.500% 06/01/36(a)	8,000,000	8,000,000
	Massdevelopment New Markets,
	Series 2006 B,
	LOC: Sovereign Bank,
	LOC: Fifth Third Bank
	1.500% 06/01/36(a)	9,300,000	9,300,000
MA Boston Water & Sewer Commission
	Series 1994 A,
	LOC: State Street Bank & Trust Co.
	1.610% 11/01/24(a)	9,370,000	9,370,000
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	Insured: XLCA,
	LIQ FAC: Deutsche Bank AG
	1.620% 05/01/39(a)	3,630,000	3,630,000
MA Development Finance Agency
	Avalon Action, Inc.,
	Series 2006, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	1.670% 07/15/40(a)	5,000,000	5,000,000
	Boston College High School,
	Series 2003,
	LOC: Citizens Bank of Massachusetts
	1.600% 08/01/33(a)	2,925,000	2,925,000
	Boston University,
	Series 2008:
	LOC: Bank of Nova Scotia
	1.500% 10/01/40(a)	10,000,000	10,000,000
	LOC: BNP Paribas
	1.400% 10/01/40(a)	5,555,000	5,555,000
	Cardinal Cushing Centers, Inc.,
	Series 2003,
	LOC: Sovereign Bank FSB,
	LOC: Bank of New York
	1.620% 02/01/33(a)	6,600,000	6,600,000
	Elderhostel, Inc.,
	Series 2000,
	LOC: Citizens Bank of Massachusetts,
	LOC: Royal Bank of Scotland
	1.650% 08/01/30(a)	2,500,000	2,500,000
	Governor Dummer Academy,
	Series 2006 D,
	LOC: Citizens Bank of Massachusetts
	1.600% 08/01/36(a)	7,000,000	7,000,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Harvard University:
	Series 2003,
	1.300% 07/15/33(b)	6,435,000	6,435,000
	Series 2006 B-2,
	1.300% 07/15/36(b)	3,800,000	3,800,000
	Jewish Geriatric Services, Inc.,
	Series 2004,
	LOC: Sovereign Bank FSB,
	LOC: Lloyds TSB Bank PLC
	1.570% 05/15/34(a)	1,010,000	1,010,000
	Linden Ponds, Inc.,
	Series 2007 B,
	LOC: Sovereign Bank FSB,
	LOC: Fortis Bank SA
	1.570% 11/01/42(a)	15,000,000	15,000,000
	Mystic Valley Regional Charter School,
	Series 2005,
	LOC: Sovereign Bank FSB,
	LOC: Bank of Nova Scotia
	1.620% 06/15/08(b)	2,400,000	2,400,000
	Seashore Point Deaconess,
	Series 2007,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	1.570% 06/01/37(a)	6,000,000	6,000,000
	Shady Hill School,
	Series 1998 A,
	LOC: Citizens Bank of Massachusetts
	1.620% 10/01/28(a)	4,500,000	4,500,000
	Simmons College,
	Series 2006 G,
	LOC: TD Banknorth N.A.
	1.550% 10/01/35(a)	4,500,000	4,500,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: Sovereign Bank FSB,
	LOC: PNC Bank N.A.
	1.600% 07/01/31(a)	3,900,000	3,900,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Banknorth N.A.
	1.620% 04/01/38(a)	4,600,000	4,600,000
	Various Bridgewell, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	1.690% 06/01/30(a)	3,585,000	3,585,000
	Worcester Polytechnical Institute,
	Series 2008,
	LOC: TD Banknorth N.A.
	1.550% 09/01/35(a)	4,000,000	4,000,000
	Young Men’s Christian Association of the North Shore,
	Series 2002,
	LOC: KeyBank N.A.
	1.740% 11/01/22(a)	5,270,000	5,270,000
MA Eclipse Funding Trust
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank, N.A.
	3.350% 08/01/37(a)	7,800,000	7,800,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Health & Educational Facilities Authority
	1.330% 06/04/08	5,000,000	5,000,000
	Boston University:
	Series 1985,
	LOC: State Street Bank & Trust Co.
	1.500% 12/01/29(a)	7,000,000	7,000,000
	Series 2006,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 10/01/12(a)	13,325,000	13,325,000
	Harvard University:
	Series 2000 Y,
	1.300% 07/01/35(b)	5,180,000	5,180,000
	Series 2004-1,
	1.350% 07/01/29(b)	5,600,000	5,600,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-4,
	SPA: Citibank N.A.
	1.500% 07/01/38(a)	5,550,000	5,550,000
	Series 2005 F-3,
	SPA: Citibank N.A.
	1.500% 07/01/40(a)	2,455,000	2,455,000
	Series 1985 C,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	1.500% 07/01/10(a)	4,855,000	4,855,000
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	1.650% 01/01/35(a)	1,500,000	1,500,000
	Series 2000 BB,
	1.350% 02/01/34(b)	15,090,000	15,090,000
	Series 2005,
	LIQ FAC: Lehman Brothers
	2.130% 10/01/15(a)	5,620,000	5,620,000
	Series 2008 FA,
	LOC: JPMorgan Chase Bank
	1.500% 12/01/47(a)	17,300,000	17,300,000
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.720% 11/15/32(a)	8,400,000	8,400,000
	Wellesley College,
	Series 2008 I,
	1.400% 07/01/39(b)	3,000,000	3,000,000
MA Housing Finance Agency
	Series 2005, AMT,
	Insured: FSA,
	SPA: Bank of New York
	1.690% 07/01/25(a)	1,500,000	1,500,000
	Series 2007 - 2220, AMT,
	LOC: Morgan Stanley Municipal Funding, Inc.
	1.770% 12/01/49(a)	6,245,000	6,245,000
	Series 2008, AMT:
	LIQ FAC: Citibank N.A.
	1.670% 06/01/38(a)	4,500,000	4,500,000
	LIQ FAC: Morgan Stanley
	1.770% 07/01/26(a)	8,240,000	8,240,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: Citizens Bank of Massachusetts
	1.600% 07/01/26(a)	2,700,000	2,700,000
	Jewish Geriatric Services, Inc.,
	Series 1997 A,
	LOC: Sovereign Bank FSB,
	LOC: Lloyds TSB Bank PLC
	1.570% 05/15/13(a)	3,170,000	3,170,000
	Series 1996, AMT,
	LOC: Citizens Bank of Massachusetts
	1.670% 05/01/16(a)	1,500,000	1,500,000
MA Lehman Municipal Trust Receipts
	Series 2006 K-22, AMT,
	LIQ FAC: Lehman Liquidity Co.
	2.260% 12/01/48(a)	5,515,000	5,515,000
	Series 2008,
	LIQ FAC: Bank of New York:
	2.630% 06/06/23(a)	7,000,000	7,000,000
	2.700% 06/13/23(a)	6,100,000	6,100,000
	LIQ FAC: Lehman Liquidy Co.
	1.930% 10/01/22(a)	4,000,000	4,000,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	Insured: FSA,
	SPA: Merrill Lynch
	1.690% 07/01/18(a)	16,680,000	16,680,000
	Series 2007,
	SPA: Merrill Lynch Capital Services
	2.400% 11/15/32(a)	4,290,000	4,290,000
	Series 2008, AMT,
	LIQ FAC: FHLMC
	1.850% 11/01/37(a)	27,595,000	27,595,000
MA School Building Authority
	1.370% 06/12/08	5,000,000	5,000,000
	Series 2008,
	LIQ FAC: Citigroup Financial Products
	1.640% 08/15/24(a)	1,900,000	1,900,000
MA State
	Series 2004,
	LIQ FAC: Merrill Lynch,
	GTY AGMT: BH Finance LLC
	1.600% 02/28/18(a)	9,045,000	9,045,000
	Series 2005 A,
	1.520% 02/01/28(a)	3,310,000	3,310,000
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Dexia Credit Local
	1.630% 01/01/24(a)	12,240,000	12,240,000
	Series 2007,
	LIQ FAC: Dexia Credit Local
	1.620% 01/01/34(a)	4,850,000	4,850,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2008,
	LIQ FAC: Morgan Stanley
	1.660% 08/01/27(a)	3,875,000	3,875,000
MA Turnpike Authority
	Series 2000,
	LIQ FAC: Morgan Stanley
	6.000% 01/01/37(a)	16,216,000	16,216,000
	Series 2008 A,
	LIQ FAC: Societe Generale,
	LOC: Societe Generale
	1.620% 01/01/29(a)	16,670,000	16,670,000
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	1.500% 05/01/38(a)	20,295,000	20,295,000
MA Water Resources Authority
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	1.670% 08/01/14(a)	3,745,000	3,745,000
MASSACHUSETTS TOTAL			444,401,000
PUERTO RICO — 8.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LIQ FAC: Citibank N.A.,
	GTY AGMT: Citibank N.A.
	1.660% 09/03/09(a)	13,335,000	13,335,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	1.700% 07/01/28(a)	10,000,000	10,000,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/41(a)	7,035,000	7,035,000
	Series 2008,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley,
	GTY AGMT: Morgan Stanley
	1.680% 07/01/33(a)	1,085,000	1,085,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Goldman Sachs & Co.
	1.600% 10/01/23(a)(c)	4,245,000	4,245,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)

PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local,
	GTY AGMT: Dexia Credit Local
	1.620% 07/01/33(a)	7,000,000	7,000,000
PUERTO RICO TOTAL			42,700,000

	Total Municipal Bonds (cost of $487,101,000)		487,101,000
Commercial Paper — 5.0%
MASSACHUSETTS — 5.0%
MA Development Finance Agency
	1.050% 06/12/08	8,600,000	8,600,000
	1.500% 06/12/08	6,900,000	6,900,000
	1.900% 06/19/08	10,000,000	10,000,000
MASSACHUSETTS TOTAL			25,500,000

	Total Commercial Paper (cost of $25,500,000)		25,500,000

	Total Investments – 99.7% (cost of $512,601,000)(d)		512,601,000

	Other Assets & Liabilities, Net – 0.3%		1,571,989

	Net Assets – 100.0%		514,172,989

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, this security, which is not illiquid, represents 0.8% of net assets.

(d)	Cost for federal income tax purposes is $512,601,000.

6

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

7

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	July 22, 2008